Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 29, 2012
Document and Entity Information
Entity Registrant Name	ECOLAB INC
Entity Central Index Key	0000031462
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Large Accelerated Filer
Entity Public Float			$ 19,976,543,000
Entity Common Stock, Shares Outstanding		294,954,864
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY

CONSOLIDATED STATEMENT OF INCOME (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF INCOME
Net sales (including special charges of $29.6 in 2011)	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Operating expenses
Cost of sales (including special charges of $93.9 in 2012 and $8.9 in 2011)	1,644.2	1,616.4	1,608.9	1,614	966.5	877.9	860.8	770.4	6,483.5	3,475.6	3,013.8
Selling, general and administrative expenses	971.1	977.7	981.7	989.7	651.6	595.3	609.6	581.6	3,920.2	2,438.1	2,261.6
Special (gains) and charges	34.7	28	41.6	41.4	63	23.3	30.1	14.6	145.7	131	7.5
Operating income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8
Interest expense, net (including special charges of $19.3 in 2012 and $1.5 in 2011)	62.5	64.2	63.9	86.1	34.4	13.2	13.1	13.5	276.7	74.2	59.1
Income before income taxes	333.3	337	262.6	79.7	129.8	226.4	185.2	138.2	1,012.6	679.6	747.7
Provision for income taxes	98.8	97.7	79.2	35.6	41	71.9	59	44.4	311.3	216.3	216.6
Net income including noncontrolling interest	234.5	239.3	183.4	44.1	88.8	154.5	126.2	93.8	701.3	463.3	531.1
Less: Net income (loss) attributable to noncontrolling interest (including special charges of $4.5 in 2012)	3.1	1.3	(1.1)	(5.6)	0.1	0.2	0.3	0.2	(2.3)	0.8	0.8
Net income attributable to Ecolab	$ 231.4	$ 238	$ 184.5	$ 49.7	$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 703.6	$ 462.5	$ 530.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 0.35	$ 0.67	$ 0.54	$ 0.4	$ 2.41	$ 1.95	$ 2.27
Diluted (in dollars per share)	$ 0.77	$ 0.8	$ 0.62	$ 0.17	$ 0.34	$ 0.65	$ 0.53	$ 0.4	$ 2.35	$ 1.91	$ 2.23
Dividends declared per common share (in dollars per share)									$ 0.83	$ 0.725	$ 0.64
Weighted-average common shares outstanding
Basic (in shares)	293.8	292.7	291.9	291.5	252.2	231.9	231.6	232	292.5	236.9	233.4
Diluted (in shares)	299.9	298.6	298.2	297.9	257.5	236.1	236.1	235.9	298.9	242.1	237.6

CONSOLIDATED STATEMENT OF INCOME (Parenthetical) (USD $) In Millions, unless otherwise specified	3 Months Ended							12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED STATEMENT OF INCOME
Net sales, special charges					$ 29.6				$ 29.6
Cost of sales, special charges	11.6	3.2	3.1	76	3.6	4.5	0.8	93.9	8.9
Interest expense, special charges	1.1			18.2	1.5			19.3	1.5
Net income (loss) attributable to noncontrolling interest, special charges				$ 4.5				$ 4.5

CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME
Net income including noncontrolling interest	$ 701.3	$ 463.3	$ 531.1
Foreign currency translation adjustments
Foreign currency translation	4.8	34	(111.6)
Gain (loss) on net investment hedges	9.8	(9.5)	37.6
Total foreign currency translation adjustments	14.6	24.5	(74)
Derivatives and hedging instruments
Unrealized losses during the period	(1.9)	(15.1)	(2.5)
Reclassification adjustment for losses included in net income	1.8	4.9	2.9
Total derivatives and hedging instruments	(0.1)	(10.2)	0.4
Pension and postretirement benefits
Current period net actuarial loss	(184)	(113.2)	(9.3)
Pension and postretirement prior period service costs and benefits adjustments	21.8	2.6	25.1
Amortization of net actuarial loss and prior service cost included in net periodic pension and postretirement costs	31	23.3	17.8
Total pension and postretirement benefits	(131.2)	(87.3)	33.6
Subtotal	(116.7)	(73)	(40)
Total comprehensive income, including noncontrolling interest	584.6	390.3	491.1
Less: Comprehensive income (loss) attributable to noncontrolling interest	(4.2)	0.8	(0.2)
Comprehensive income attributable to Ecolab	$ 588.8	$ 389.5	$ 491.3

CONSOLIDATED BALANCE SHEET (USD $) In Millions, unless otherwise specified	Dec. 31, 2012		Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 1,157.8		$ 1,843.6
Accounts receivable, net	2,225.1		2,095.3
Inventories	1,088.1		1,069.6
Deferred income taxes	205.2		164
Other current assets	215.8		223.5
Total current assets	4,892		5,396
Property, plant and equipment, net	2,409.1		2,295.4
Goodwill	5,920.5		5,855.3
Other intangible assets, net	4,044.1		4,275.2
Other assets	306.6		362.8
Total assets	17,572.3		18,184.7
Current liabilities
Short-term debt	805.8		1,023
Accounts payable	879.7		815.7
Compensation and benefits	518.8		497.2
Income taxes	77.4		81.7
Other current liabilities	771		748.7
Total current liabilities	3,052.7		3,166.3
Long-term debt	5,736.1		6,613.2
Postretirement health care and pension benefits	1,220.5		1,173.4
Other liabilities	1,402.9		1,490.7
Total liabilities	11,412.2		12,443.6
Equity
Common stock	342.1	[1]	336.1	[1]
Additional paid-in capital	4,249.1		3,980.8
Retained earnings	4,020.6		3,559.9
Accumulated other comprehensive loss	(459.7)		(344.9)
Treasury stock	(2,075.1)		(1,865.2)
Total Ecolab shareholders' equity	6,077		5,666.7
Noncontrolling interest	83.1		74.4
Total equity	6,160.1		5,741.1
Total liabilities and equity	$ 17,572.3		$ 18,184.7

[1]	Common stock, 800.0 million shares authorized, $1.00 par value, 294.7 million shares outstanding at December 31, 2012, 292.0 million shares outstanding at December 31, 2011.

CONSOLIDATED BALANCE SHEET (Parenthetical) (USD $) In Millions, except Per Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CONSOLIDATED BALANCE SHEET
Common stock, shares authorized	800	800
Common stock, par value per share (in dollars per share)	$ 1	$ 1
Common stock, shares outstanding	294.7	292

CONSOLIDATED STATEMENT OF CASH FLOWS (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
OPERATING ACTIVITIES
Net income including noncontrolling interest	$ 701.3	$ 463.3	$ 531.1
Adjustments to reconcile net income including noncontrolling interest to cash provided by operating activities:
Depreciation	468.2	331.4	306.4
Amortization	246.3	64.3	41.5
Deferred income taxes	(3.2)	41.7	(31.1)
Share-based compensation expense	65.8	39.9	29.2
Excess tax benefits from share-based payment arrangements	(50.1)	(13.7)	(16.9)
Pension and postretirement plan contributions	(254.9)	(156.6)	(46.6)
Pension and postretirement plan expense	114.6	83.1	90.8
Restructuring, net of cash paid	66.6	49.5
Gain on sale of businesses	(89.3)
Other, net	5.6	8.9	1.8
Changes in operating assets and liabilities, net of effect of acquisitions:
Accounts receivable	(189.7)	(106)	(39.3)
Inventories	(2)	(36.1)	18.6
Other assets	18.6	(60.2)	42.4
Accounts payable	79	60.9	6.8
Other liabilities	26.2	(84.9)	15.7
Cash provided by operating activities	1,203	685.5	950.4
INVESTING ACTIVITIES
Capital expenditures	(574.5)	(341.7)	(260.5)
Capitalized software expenditures	(33)	(24.3)	(37.2)
Property and other assets sold	15.9	3	2.6
Businesses acquired and investments in affiliates, net of cash acquired	(43)	(1,633.2)	(43.4)
Sale of businesses	130.7		16
Deposit into indemnification escrow	(1.3)	(28.1)	(2.1)
Release from indemnification escrow	17.3		21
Cash used for investing activities	(487.9)	(2,024.3)	(303.6)
FINANCING ACTIVITIES
Net issuances (repayments) of commercial paper and notes payable	(387.3)	907.1	(66.6)
Long-term debt borrowings	1,001.2	4,238.7
Long-term debt repayments	(1,694.9)	(1,420.4)	(7.4)
Reacquired shares	(209.9)	(690)	(348.8)
Cash dividends paid on common stock	(306.8)	(162.9)	(145.5)
Exercise of employee stock options	163.7	89	89.2
Excess tax benefits from share-based payment arrangements	50.1	13.7	16.9
Other, net	(9.7)	(41.4)
Cash provided by (used for) financing activities	(1,393.6)	2,933.8	(462.2)
Effect of exchange rate changes on cash and cash equivalents	(7.3)	6.3	(15.9)
Increase (decrease) in cash and cash equivalents	(685.8)	1,601.3	168.7
Cash and cash equivalents, beginning of year	1,843.6	242.3	73.6
Cash and cash equivalents, end of year	1,157.8	1,843.6	242.3
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes paid	222.6	224.2	209.6
Interest paid	$ 279	$ 71.1	$ 63.3

CONSOLIDATED STATEMENT OF EQUITY (USD $) In Millions, except Share data, unless otherwise specified	Total	TOTAL ECOLAB SHAREHOLDERS' EQUITY	COMMON STOCK	ADDITIONAL PAID-IN CAPITAL	RETAINED EARNINGS	ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	TREASURY STOCK	NON-CONTROLLING INTEREST	COMPREHENSIVE INCOME
Balance at Dec. 31, 2009	$ 2,009.6	$ 2,000.9	$ 329.8	$ 1,179.3	$ 2,898.1	$ (232.9)	$ (2,173.4)	$ 8.7
Balance (in shares) at Dec. 31, 2009			329,825,650				(93,230,909)
Increase (Decrease) in Stockholders' Equity
Net income	531.1	530.3			530.3			0.8	531.1
Comprehensive income activity	(40)	(39)				(39)		(1)	(40)
Total comprehensive income, including noncontrolling interest	491.1	491.3						(0.2)	491.1
Sale of noncontrolling interests	(4.7)							(4.7)
Cash dividends declared	(149.3)	(149.3)			(149.3)
Stock options and awards	135.1	135.1	3.3	130.9			0.9
Stock options (in shares)			3,315,760				98,332
Stock awards, net issuances (in shares)							112,080
Reacquired shares	(348.8)	(348.8)					(348.8)
Reacquired shares (in shares)							(7,608,162)
Balance at Dec. 31, 2010	2,133	2,129.2	333.1	1,310.2	3,279.1	(271.9)	(2,521.3)	3.8
Balance (in shares) at Dec. 31, 2010			333,141,410				(100,628,659)
Increase (Decrease) in Stockholders' Equity
Net income	463.3	462.5			462.5			0.8	463.3
Comprehensive income activity	(73)	(73)				(73)			(73)
Total comprehensive income, including noncontrolling interest	390.3	389.5						0.8	390.3
Cash dividends declared	(182.3)	(181.7)			(181.7)			(0.6)
Nalco merger	3,943.6	3,873.2		2,573.2			1,300	70.4
Nalco merger (in shares)							68,316,283
Stock options and awards	146.5	146.5	3	142.1			1.4
Stock options (in shares)			2,946,833				93,771
Stock awards, net issuances (in shares)							114,064
Reacquired shares	(690)	(690)		(44.7)			(645.3)
Reacquired shares (in shares)							(12,009,258)
Balance at Dec. 31, 2011	5,741.1	5,666.7	336.1	3,980.8	3,559.9	(344.9)	(1,865.2)	74.4
Balance (in shares) at Dec. 31, 2011	292,000,000		336,088,243				(44,113,799)
Increase (Decrease) in Stockholders' Equity
Net income	701.3	703.6			703.6			(2.3)	701.3
Comprehensive income activity	(116.7)	(114.8)				(114.8)		(1.9)	(116.7)
Total comprehensive income, including noncontrolling interest	584.6	588.8						(4.2)	584.6
Cash dividends declared	(246.8)	(242.9)			(242.9)			(3.9)
Nalco merger	17.1	0.3		0.3				16.8
Stock options and awards	274	274	6	260.7			7.3
Stock options (in shares)			5,430,997				208,239
Stock awards, net issuances (in shares)			587,341				(21,257)
Reacquired shares	(209.9)	(209.9)		7.3			(217.2)
Reacquired shares (in shares)							(3,457,740)
Balance at Dec. 31, 2012	$ 6,160.1	$ 6,077	$ 342.1	$ 4,249.1	$ 4,020.6	$ (459.7)	$ (2,075.1)	$ 83.1
Balance (in shares) at Dec. 31, 2012	294,700,000		342,106,581				(47,384,557)

NATURE OF BUSINESS	12 Months Ended
Dec. 31, 2012
NATURE OF BUSINESS
NATURE OF BUSINESS

1. NATURE OF BUSINESS

Ecolab Inc. (“Ecolab” or “the company”) is the global leader in water, hygiene and energy technologies and services that provide and protect clean water, safe food, abundant energy and healthy environments. The company delivers comprehensive programs and services to the food, energy, healthcare, industrial and hospitality markets in approximately 170 countries.

The company’s cleaning and sanitizing programs and products, pest elimination services, and equipment maintenance and repair services support customers in the foodservice, food and beverage processing, hospitality, healthcare, government and education, retail, textile care and commercial facilities management sectors. The company’s chemicals and technologies are also used in water treatment, pollution control, energy conservation, oil production and refining, steelmaking, papermaking, mining and other industrial processes.

SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

2. SIGNIFICANT ACCOUNTING POLICIES

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all subsidiaries in which the company has a controlling financial interest. Investments in companies or partnerships in which the company does not have control, but has the ability to exercise significant influence over operating and financial policies, are reported using the equity method. International subsidiaries are included in the financial statements on the basis of their U.S. GAAP November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Revisions

In connection with its quarterly report on Form 10-Q for the quarter ended June 30, 2012, the company has revised its consolidated balance sheet as of December 31, 2011 to correct the jurisdictional netting of long-term deferred tax assets and liabilities. This revision decreased other assets and other liabilities by $56.1 million and does not impact the consolidated statements of income or comprehensive income or the consolidated statement of cash flows for any period. This correction also impacted the March 31, 2012 interim financial statements. In addition to jurisdictional netting, additional classification differences primarily related to the repayment of debt in January 2012 were identified between deferred income taxes and income taxes payable which together had the net effect of reducing other assets by $57.1 million, income taxes payable by $64.9 million, and increasing other liabilities by $7.8 million as of March 31, 2012. There was no impact to total cash provided by operations on the statement of cash flows for the three months ended March 31, 2012, but cash used by deferred income taxes was reduced by $64.9 million with an offsetting impact to other liabilities within the components of operating cash flows. There was no impact on the consolidated statements of income or comprehensive income. The company believes that these revisions were immaterial to previously issued financial statements.

Use of Estimates

The preparation of the company’s financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The company’s critical accounting estimates include revenue recognition, valuation allowances and accrued liabilities, actuarially determined liabilities, income taxes, restructuring and long-lived assets, intangible assets and goodwill.

Foreign Currency Translation

Financial position and reported results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive income (loss) in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations. The foreign currency fluctuations of any foreign subsidiaries that operate in highly inflationary environments are included in results of operations.

Concentration of Credit Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted. The company believes the likelihood of incurring material losses due to concentration of credit risk is remote. The principal financial instruments subject to credit risk are as follows:

Cash and Cash Equivalents - The company maintains cash deposits with major banks, which from time to time may exceed insured limits. The possibility of loss related to financial condition of major banks has been deemed minimal. Additionally, the company’s investment policy limits exposure to concentrations of credit risk and changes in market conditions.

Accounts Receivable - A large number of customers in diverse industries and geographies, as well as the practice of establishing reasonable credit lines, limits credit risk. Based on historical trends and experiences, the allowance for doubtful accounts is adequate to cover potential credit risk losses.

Foreign Currency Contracts and Derivatives - Exposure to credit risk is limited by internal policies and active monitoring of outstanding positions. In addition, the company selects a diversified group of major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Cash and Cash Equivalents

Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased. The company’s cash and cash equivalent balances as of December 31, 2012 and 2011 were higher than its historical trend. The increased balance as of year end 2012 was due primarily to a buildup in cash in anticipation of the pending Champion acquisition. The increased balance as of year end 2011 was due primarily to the timing of proceeds from the company’s public debt offering in December 2011 coupled with the redemption of Nalco’s senior notes in January 2012.

Accounts Receivable and Allowance For Doubtful Accounts

Accounts receivable are carried at their face amounts less an allowance for doubtful accounts. Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off and collection trend rates. The company’s estimates include separately providing for customer balances based on specific circumstances and credit conditions, and when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is determined the receivable will not be recovered.

The company’s allowance for doubtful accounts balance includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of approximately $13 million, $12 million and $7 million as of December 31, 2012, 2011 and 2010, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2012	2011	2010
Beginning balance	$49	$45	$52
Bad debt expense	37	15	18
Write-offs	(13)	(16)	(20)
Other(a)	—	5	(5)
Ending balance	$73	$49	$45

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Inventory Valuations

Inventories are valued at the lower of cost or market. Certain U.S. inventory costs, are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 31% and 30% of consolidated inventories as of December 31, 2012 and 2011, respectively. All other inventory costs are determined using either the average cost or first-in, first-out (FIFO) methods. Inventory values at FIFO, as shown in Note 5, approximate replacement cost.

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Merchandising and customer equipment consists principally of various systems that dispense the company’s cleaning and sanitizing products, dishwashing machines and process control and monitoring equipment. Certain dispensing systems capitalized by the company are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Expenditures for repairs and maintenance are charged to expense as incurred. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 18 years for machinery and equipment and 3 to 10 years for merchandising and customer equipment and capitalized software. Total depreciation expense was $468 million, $331 million and $306 million for 2012, 2011 and 2010, respectively.

Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. The company’s reporting units are its operating segments. The company tests goodwill for impairment on an annual basis during the second quarter. If circumstances change significantly, the company would also test a reporting unit for impairment during interim periods between the annual tests. An impairment charge is recognized for the amount, if any, by which the carrying amount of goodwill exceeds its implied fair value.

The current year goodwill impairment review incorporated the new qualitative assessment guidance as discussed in Note 2 for certain reporting units. In addition to the qualitative analysis, the company performed quantitative procedures including a review of sensitivities around key inputs, assumptions and business projections for certain reporting units. Supplemental quantitative procedures were performed on the EMEA reporting unit given the European economic conditions as well as the Global Water, Global Paper and Global Energy reporting units given the recent closing of the merger with Nalco on December 1, 2011.

As expected, the estimated fair value exceeded the carrying value of Global Water, Global Paper and Global Energy reporting units by a low margin as these separate reporting units were acquired on December 1, 2011 when the carrying value equaled the fair value. As part of this analysis the company updated the discount rate assumptions used in the quantitative procedures for the reduction in risk free rates in 2012 and other reductions in risk given the successful integration to date. The company used a range of discount rates from 9.6% to 10.4% compared to the 11.5% discount rate used in the original Nalco purchase price allocation. The combined effect of lower discount rates and the updated projections drove an increase in estimated fair value for these reporting units in all cases.

Based on the company’s testing, no adjustment to the carrying value of goodwill was necessary. Additionally, based on the ongoing performance of the company’s operating units, updating the impairment testing during the second half of 2012 was not deemed necessary. There has been no impairment of goodwill since the adoption of FASB guidance for goodwill and other intangibles on January 1, 2002.

The merger with Nalco resulted in the addition of $4.5 billion of goodwill. Subsequent performance of the reporting units holding the additional goodwill relative to projections used in the purchase price allocation of goodwill could result in an impairment if there is either underperformance by the reporting unit or if the carrying value of the reporting unit were to fluctuate due to working capital changes or other reasons that did not proportionately increase fair value.

The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

	U.S.	U.S.	INTERNATIONAL
	CLEANING &	OTHER	CLEANING, SANITIZING	GLOBAL	GLOBAL	GLOBAL
MILLIONS	SANITIZING	SERVICES	& SERVICES	WATER(b)	PAPER(b)	ENERGY(b)	TOTAL
December 31, 2010	$454.4	$50.5	$824.4	$—	$—	$—	$1,329.3
Business acquisitions(a)	89.2	—	5.1	1,933.0	179.3	2,291.6	4,498.2
Effect of foreign currency translation	—	—	27.8	—	—	—	27.8
December 31, 2011	543.6	50.5	857.3	1,933.0	179.3	2,291.6	5,855.3
Current year business acquisitions(a)	—	—	17.1	6.1	—	—	23.2
Prior year business acquisitions	—	—	—	22.9	9.6	20.5	53.0
Business disposals	(17.1)	—	—	—	—	—	(17.1)
Effect of foreign currency translation	—	—	(19.2)	11.1	1.0	13.2	6.1
Reclassifications(c)	(12.6)	—	(7.5)	20.1	—	—	—
December 31, 2012	$513.9	$50.5	$847.7	$1,993.2	$189.9	$2,325.3	$5,920.5

(a)	For 2012, none of the goodwill acquired is expected to be tax deductible. For 2011, $89.2 million of goodwill acquired is expected to be tax deductible.

(b)

The company completed its segment goodwill allocation related to the Nalco merger during the second quarter of 2012. As such, goodwill acquired through the Nalco merger has been disclosed for each legacy Nalco reportable segment above as of the date of the merger (December 1, 2011).

(c)	The reclassifications line represents the transfer of certain water treatment related goodwill into the Global Water reportable segment.

Other Intangible Assets

As part of the Nalco merger, the company added the “Nalco” trade name as an indefinite life intangible asset. The $1.2 billion carrying value of this asset was subject to impairment testing during the second quarter of 2012. Based on this testing, no adjustment to the carrying value was necessary.

Other intangible assets subject to amortization primarily include customer relationships, trademarks, patents and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of other intangible assets was 14 years as of December 31, 2012 and 2011.

The weighted-average useful life by type of amortizable asset at December 31, 2012 is as follows:

NUMBER OF YEARS

Customer relationships	15
Trademarks	16
Patents	14
Other technology	8

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a change to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS

2010	$41
2011	62
2012	237
2013	240
2014	224
2015	223
2016	217
2017	214

The significant increase in amortization from 2011 to 2012 is due primarily to the amortizable intangible assets acquired through the Nalco merger.

Long-Lived Assets

The company periodically reviews its long-lived and amortizable intangible assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation associated with the retirement of tangible long-lived assets is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The liability is adjusted to its present value in subsequent periods as accretion expense is recorded. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. The company’s asset retirement obligation liability was $13.0 million and $11.0 million, respectively, at December 31, 2012 and 2011.

Income Taxes

Income taxes are recognized during the period in which transactions enter into the determination of financial statement income, with deferred income taxes being provided for the tax effect of temporary differences between the carrying amount of assets and liabilities and their tax bases. The company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. Deferred income taxes are provided on the undistributed earnings of foreign subsidiaries except to the extent such earnings are considered to be permanently reinvested in the subsidiary.

The company records liabilities for income tax uncertainties in accordance with the recognition and measurement criteria prescribed in authoritative guidance issued by the FASB.

Restructuring Activities

The company incurs costs for restructuring activities associated with plans to enhance its efficiency and effectiveness and sharpen its competitiveness. These restructuring plans include costs associated with significant actions involving employee-related severance charges, contract termination costs and asset write-downs. Employee termination costs are largely based on policies and severance plans, and include personnel reductions and related costs for severance, benefits and outplacement services. These charges are reflected in the quarter in which the actions are probable and the amounts are estimable, which is generally when management approves the associated actions. Contract termination costs include charges to terminate leases prior to the end of their respective terms and other contract termination costs. Asset write-downs include leasehold improvement write-downs and other asset write-downs associated with combining operations.

Revenue Recognition

The company recognizes revenue on product sales at the time evidence of an arrangement exists, title to the product and risk of loss transfers to the customer, the price is fixed and determinable and collection is reasonably assured. The company recognizes revenue on services as they are performed. While the company employs a sales and service team to ensure customer’s needs are best met in a high quality way, the vast majority of the company’s revenue is generated from product sales. Outside of the service businesses discussed in Note 16, any other services are either incidental to a product sale and not sold separately, or insignificant.

The company’s sales policies do not provide for general rights of return. Critical estimates used in recognizing revenue include the delay between the time that products are shipped, when they are received by customers, when title transfers and the amount of credit memos issued in subsequent periods. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale. Depending on market conditions, we may increase customer incentive offerings, which could reduce gross profit margins at the time the incentive is offered.

Share-Based Compensation

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. Grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS EXCEPT PER SHARE	2012	2011	2010
Net income attributable to Ecolab	$703.6	$462.5	$530.3
Weighted-average common shares outstanding
Basic	292.5	236.9	233.4
Effect of dilutive stock options, units and awards	6.4	5.2	4.2
Diluted	298.9	242.1	237.6
Earnings attributable to Ecolab per common share
Basic	$2.41	$1.95	$2.27
Diluted	$2.35	$1.91	$2.23
Anti-dilutive securities excluded from the computation of earnings per share	2.6	4.7	6.2

Comprehensive Income

Comprehensive income includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, defined benefit pension and postretirement plan adjustments, gains and losses on derivative instruments designated and effective as cash flow hedges and non-derivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks generally associated with foreign exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature or for trading purposes.

All of the company’s derivatives are recognized on the balance sheet at their fair value. The earnings impact resulting from the change in fair value of the derivative instruments is recorded in the same line item in the consolidated statement of income as the underlying exposure being hedged.

New Accounting Pronouncements

In May 2011, the FASB issued updated accounting guidance on fair value measurements. The updated guidance resulted in common fair value measurement and disclosure requirements between U.S. GAAP and International Financial Reporting Standards (“IFRS”). The company adopted this guidance effective January 1, 2012. The adoption did not have a material impact on the disclosures of the company’s consolidated financial information.

In June 2011, and subsequently amended in December 2011, the FASB issued final guidance on the presentation of comprehensive income. Under the newly issued guidance, net income and comprehensive income may only be presented either as one continuous statement or in two separate, but consecutive statements. The company adopted this guidance effective January 1, 2012, with comprehensive income shown on a separate statement immediately following the Consolidated Statement of Income.

In September 2011, the FASB amended its guidance on the testing of goodwill impairment to allow an entity the option to first assess qualitative factors to determine whether performing the current two-step process is necessary. Under the new option, the calculation of the reporting unit’s fair value is not required unless as a result of the qualitative assessment, it is more likely than not that the fair value of the reporting unit is less than the unit’s carrying amount. The company adopted this guidance effective with its annual goodwill impairment testing during the second quarter of 2012. The adoption did not have a material impact on the company’s consolidated financial statements.

In December 2011, the FASB issued a final standard on balance sheet offsetting disclosures. A clarification in the scope of the final standard was issued in January 2013 and requires disclosures to provide information to help reconcile differences in the offsetting requirements under U.S. GAAP and IFRS. This guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods. The company is currently evaluating the impact of adoption.

In July 2012, the FASB amended its guidance on testing of indefinite-lived intangible assets for impairment. Under the amended guidance, companies may perform a qualitative assessment to determine whether further impairment testing is necessary, similar to the amended goodwill impairment testing guidance discussed above. The guidance for indefinite-lived intangible assets is effective for annual and interim tests performed for fiscal years beginning after September 15, 2012, with an option for early adoption. As the company performed its impairment testing on indefinite life intangible assets during the second quarter of 2012, the amended guidance will be applied to the testing performed in 2013. The adoption of this guidance is not expected to have a material impact on the company’s financial statements.

In August 2012, the U.S. Securities and Exchange Commission (the “SEC”) adopted a rule mandated by the Dodd-Frank Act to require companies to publicly disclose their use of conflict minerals that originated in the Democratic Republic of the Congo or an adjoining country. The final rule applies to a company that uses minerals including tantalum, tin, gold or tungsten. The final rule requires companies to provide disclosure on a new form filed with the SEC, with the first specialized disclosure report due on May 31, 2014, for the 2013 calendar year, and annually on May 31 each year thereafter. The company is currently evaluating the impact of adoption.

In February 2013, the FASB issued a final standard on reporting amounts reclassified out of accumulated other comprehensive income. The standard requires an entity to provide information about the amounts reclassified out of accumulated other comprehensive income by component. This guidance is effective for reporting periods beginning after December 15, 2012. The company is currently evaluating the impact of adoption.

No other new accounting pronouncements issued or effective have had or are expected to have a material impact on the company’s consolidated financial statements.

SPECIAL (GAINS) AND CHARGES	12 Months Ended
Dec. 31, 2012
SPECIAL (GAINS) AND CHARGES
SPECIAL (GAINS) AND CHARGES

3. SPECIAL (GAINS) AND CHARGES

Special (gains) and charges reported on the Consolidated Statement of Income included the following:

MILLIONS	2012	2011	2010

Net sales
Customer agreement modification	$—	$29.6	$—
Cost of sales
Restructuring charges	22.7	5.3	—
Recognition of Nalco inventory fair value step-up	71.2	3.6	—
Subtotal	93.9	8.9	—
Special (gains) and charges
Restructuring charges	116.6	69.0	—
Champion acquisition costs	18.3	—	—
Nalco merger and integration costs	70.9	57.7	—
Gain on sale of businesses, litigation
related charges and other	(60.1)	4.3	3.3
Venezuela currency devaluation	—	—	4.2
Subtotal	145.7	131.0	7.5
Operating income subtotal	239.6	169.5	7.5
Interest expense, net
Debt extinguishment costs	18.2	—	—
Merger and acquisition debt costs	1.1	1.5	—
Subtotal	19.3	1.5	—
Net income attributable to noncontrolling interest
Recognition of Nalco inventory fair value step-up	(4.5)	—	—
Total special (gains) and charges	$254.4	$171.0	$7.5

For segment reporting purposes, special (gains) and charges are included in the Corporate segment, which is consistent with the company’s internal management reporting.

Restructuring charges

Restructuring charges have been included as a component of both cost of sales and special (gains) and charges on the Consolidated Statement of Income. Amounts included as a component of cost of sales include supply chain related severance. Restructuring liabilities have been classified as a component of other current liabilities on the Consolidated Balance Sheet.

2011 Restructuring Plan

In February 2011, the company commenced a comprehensive plan to improve substantially the efficiency and effectiveness of its European business, sharpen its competitiveness and accelerate its growth and profitability. Additionally, restructuring has been and will continue to be undertaken outside of Europe (collectively, the “2011 Restructuring Plan”). Through the 2011 Restructuring Plan, over 750 positions are expected to be eliminated.

The company expects to incur pretax restructuring charges of approximately $150 million ($125 million after tax) under the 2011 Restructuring Plan through the completion of the Plan in 2013. The company anticipates that approximately $140 million of the pre-tax charge will represent cash expenditures. The remaining $10 million of the pre-tax charges represent estimated asset disposals or other non-cash expenses. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

As a result of restructuring activities under the 2011 Restructuring Plan, the company has recorded restructuring charges of $134.3 million ($100.3 million after tax) since the inception of the Plan. During 2012 and 2011, the company recorded restructuring charges of $66.2 million ($46.1 million after tax) and $68.1 million ($54.2 million after tax), respectively.

Merger Restructuring Plan

In January 2012, following the merger with Nalco, the company formally commenced plans to undertake restructuring actions related to the reduction of its global workforce and optimization of its supply chain and office facilities, including planned reductions of plant and distribution center locations (the “Merger Restructuring Plan”). Actions associated with the merger to improve efficiency and effectiveness have led to a reduction of the company’s workforce by approximately 500 positions during 2012, with additional productivity and efficiency actions beyond 2012 expected to reduce the need for future positions by approximately 1,500.

The company expects that restructuring activities under the Merger Restructuring Plan will be completed by the end of 2013, with total costs through the end of 2013 anticipated to be approximately $180 million ($120 million after tax). The company anticipates that approximately $160 million of the pre-tax restructuring charges will represent cash expenditures. The remaining $20 million of the pretax charges represent estimated asset disposals and other non-cash expenses. No decisions have been made for any remaining asset disposals and estimates could vary depending on the actual actions taken.

As a result of restructuring activities under the Merger Restructuring Plan, the company has recorded restructuring charges of $79.8 million ($58.6 million after tax) since the inception of the Plan. During 2012 and 2011, the company recorded restructuring charges of $73.2 million ($54.5 million after tax) and $6.6 million ($4.1 million after tax), respectively.

Restructuring charges and subsequent activity related to the 2011 Restructuring Plan and the Merger Restructuring Plan, since the inception of each respective Plan, include the following:

	2011 Restructuring Plan				Merger Restructuring Plan
	EMPLOYEE				EMPLOYEE
	TERMINATION	ASSET			TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	SUBTOTAL	COSTS	DISPOSALS	OTHER	SUBTOTAL	TOTAL
2011 Activity
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1	$6.6	$—	$—	$6.6	$74.7
Cash payments	(22.2)	—	(2.6)	(24.8)	(0.3)	—	—	(0.3)	(25.1)
Non-cash charges	—	(0.5)	—	(0.5)	—	—	—		(0.5)
Effect of foreign currency translation	(2.2)	—	—	(2.2)	—	—	—	—	(2.2)
Restructuring liability December 31, 2011	36.1	—	4.5	40.6	6.3	—	—	6.3	46.9
2012 Activity
Recorded expense and accrual	60.7	—	5.5	66.2	65.4	3.2	4.6	73.2	139.4
Cash payments	(33.6)	—	(1.5)	(35.1)	(28.4)	—	(1.8)	(30.2)	(65.3)
Non-cash charges	—	—	(3.9)	(3.9)	—	(3.2)	—	(3.2)	(7.1)
Effect of foreign currency translation	(0.8)	—	—	(0.8)	0.1	—	—	0.1	(0.7)
Restructuring liability December 31, 2012	$62.4	$—	$4.6	$67.0	$43.4	$—	$2.8	$46.2	$113.2

Nalco Restructuring Plan

Prior to the Nalco merger, Nalco conducted various restructuring programs to redesign and optimize its business and work processes (the “Nalco Restructuring Plan”). As part of the Nalco merger, Ecolab assumed the Nalco Restructuring Plan liability balance of $10.6 million, which was primarily related to accrued severance and termination benefits. As of December 31, 2012 and 2011, the remaining liability balance related to the Nalco Restructuring Plan was $3.4 million and $10.6 million, respectively. Cash payments during 2012 related to this Plan were $7.4 million. The company expects to utilize the remaining liability through 2013 as part of the run out of this Plan.

Non-restructuring special (gains) and charges

Nalco merger and integration costs

As a result of the Nalco merger, during 2012 and 2011, the company incurred charges of $155.8 million ($113.7 million after tax) and $62.8 million ($45.6 million after tax), respectively. Nalco merger charges have been included as a component of cost of sales, special (gains) and charges, net interest expense and net income (loss) attributable to noncontrolling interest on the Consolidated Statement of Income. Amounts included in cost of sales and net income (loss) attributable to noncontrolling interest include recognition of fair value step-up in Nalco international inventory which is maintained on a FIFO basis. Amounts included in special (gains) and charges include merger and integration charges, closing costs and advisory fees. Amounts included in net interest expense include a loss on the extinguishment of Nalco’s senior notes, which were assumed as part of the merger, and fees to secure short-term credit facilities to initially fund the Nalco merger. Further details related to the Nalco merger are included in Note 4.

Champion acquisition costs

As a result of the pending Champion acquisition, during 2012 the company incurred charges of $19.4 million ($16.7 million after tax). Champion acquisition charges have been included as a component of special (gains) and charges and net interest expense on the Consolidated Statement of Income. Amounts included in special (gains) and charges include acquisition costs and advisory fees. Amounts included in net interest expense include fees to secure term loans and short-term debt and the interest expense impact of our $500 million public debt issuance in December 2012, all of which were initiated to fund the Champion acquisition. Further details related to the Champion acquisition are included in Note 4.

Other special (gains) and charges

During 2012, the company recorded a net gain of $60.1 million ($35.7 million after tax) related to the sale of its Vehicle Care division, the receipt of additional payments related to the sale of an investment in a U.S. business, originally sold prior to 2012 and litigation related charges.

In the fourth quarter of 2011, the company modified a long-term customer agreement that was assumed as part of a previous acquisition. The impact of the modification was included in net sales on the Consolidated Statement of Income, resulting in a sales reduction of $29.6 million ($18.4 million after tax).

In the first quarter of 2011, the company completed the purchase of the assets of the Cleantec business of Campbell Brothers Ltd., Brisbane, Queensland, Australia (“Cleantec”). Special (gains) and charges in 2011 included acquisition integration costs incurred to optimize the Cleantec business structure. Further details related to the Cleantec acquisition are included in Note 4.

Special (gains) and charges in 2010 include costs to optimize the company’s business structures. Special (gains) and charges during 2010 also include the recognition of a gain on the sale of an investment in a U.S. business. The investment was not material to the company’s consolidated results of operations or financial position.

Beginning in 2010, Venezuela was designated hyper-inflationary and as such all foreign currency fluctuations are recorded in income. On January 8, 2010 the Venezuelan government devalued its currency, the Bolivar Fuerte. As a result of the devaluation, the company recorded a charge in the first quarter of 2010 due to the remeasurement of the local balance sheet using the “official” rate of exchange for the Bolivar Fuerte.

ACQUISITIONS AND DISPOSITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS AND DISPOSITIONS
ACQUISITIONS AND DISPOSITIONS

4. ACQUISITIONS AND DISPOSITIONS

Acquisitions

Ecolab makes acquisitions from time to time that align with the company’s strategic business objectives. In accordance with authoritative guidance on business combination accounting, the assets and liabilities of the acquired entities have been recorded as of the acquisition date, at their respective fair values, and consolidated with the company. The purchase price allocation is based on estimates of the fair value of assets acquired and liabilities assumed. The results of operations related to each acquired entity have been included in the results of the company from the date each entity was acquired. The aggregate purchase price of acquisitions has been reduced for any cash or cash equivalents acquired with the acquisition.

Nalco merger

On December 1, 2011, the company completed its merger with Nalco, the world’s leading water treatment and process improvement company. Based in Naperville, Illinois, Nalco provides water management sustainability offerings focused on industrial, energy and institutional market segments. Nalco’s programs are used in water treatment applications to prevent corrosion, contamination and the buildup of harmful deposits and extend asset life, among other functions, and in production processes to enhance process efficiency, extend asset life and improve customers’ end products. Nalco also helps customers reduce energy, water and other natural resource consumption, minimizing environmental releases. Effective with the Nalco merger, the company added Nalco’s three legacy operating units (Water Services, Paper Services and Energy Services) as individual reportable segments. Beginning in the first quarter of 2012, the Water Services, Paper Services and Energy Services reportable segments were renamed as the Global Water, Global Paper and Global Energy reportable segments, respectively.

Under the terms of the merger agreement, each share of Nalco common stock issued and outstanding immediately prior to the effective time of the merger was converted into the right to receive, at the election of the stockholder, either 0.7005 shares of Ecolab common stock or $38.80 in cash, without interest, provided that approximately 70% of the issued and outstanding Nalco common stock immediately prior to the effective date was converted into the right to receive Ecolab common stock and approximately 30% of issued and outstanding shares of Nalco common stock immediately prior to the effective date was converted into the right to receive cash. In order to achieve this 70%/30% stock-cash consideration mix, the merger agreement provided for pro-rata adjustments to and reallocation of the stock consideration paid to Nalco stockholders, and cash elections made by Nalco stockholders, as well as the allocation of cash as the default consideration paid for Nalco shares owned by stockholders who failed to make an election. Those Nalco stockholders making stock elections received approximately 94% of their consideration in Ecolab shares while those electing cash received 100% cash consideration. Nalco stockholders did not receive any fractional shares of Ecolab common stock in the merger. Instead, they received cash in lieu of any fractional shares of Ecolab common stock.

The final consideration transferred to acquire all of Nalco’s stock is as follows:

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.9
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,623.9
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,497.1

The company incurred certain merger and integration costs associated with the transaction that were expensed as incurred and are reflected in the Consolidated Statements of Income. A total of $155.8 million and $62.8 million were incurred during 2012 and 2011, respectively. Amounts included in cost of sales and net income (loss) attributable to noncontrolling interest include recognition of fair value step-up in Nalco international inventory which is maintained on a FIFO basis. Amounts included in special (gains) and charges include merger and integration charges, closing costs and advisory fees. Amounts included in net interest expense include a loss on the extinguishment of Nalco’s senior notes, which were assumed as part of the merger, and fees to secure short-term credit facilities to initially fund the Nalco merger.

The company initially financed the merger through commercial paper borrowings backed by its $1.5 billion, 5 year credit facility and a $2.0 billion 364 day credit facility the company had in place at the close of the merger, as well as through proceeds from its $500 million private placement senior notes. See Note 6 for further discussion on the company’s debt. The company also issued 68.3 million shares of Ecolab common stock as part of the merger transaction. In addition, certain outstanding Nalco equity compensation awards were converted into Ecolab equity compensation awards of which the consideration portion was $73.5 million. See Notes 9 and 10 for further discussion on equity and equity compensation, respectively.

The merger has been accounted for using the acquisition method of accounting which requires, among other things, that most assets acquired and liabilities assumed be recognized at fair value as of the acquisition date. The following table summarizes the value of Nalco assets acquired and liabilities assumed as of the merger date. Also summarized in the table, subsequent to the merger, net adjustments of $53.0 million have been made to the preliminary purchase price allocations of the assets acquired and liabilities assumed, with a corresponding adjustment to goodwill. Purchase price allocations were finalized in the fourth quarter of 2012.

		2012
	INITIAL	ADJUSTMENTS	FINAL
MILLIONS	VALUATION	TO FAIR VALUE	VALUATION

Current assets	$1,869.6	$(0.1)	$1,869.5
Property, plant and equipment	1,069.2	(1.2)	1,068.0
Other assets	97.3	(3.3)	94.0
Identifiable intangible assets:
Customer relationships	2,160.0	—	2,160.0
Patents	321.0	—	321.0
Trade names	1,230.0	—	1,230.0
Trademarks	79.0	—	79.0
Other technology	91.0	—	91.0
Total assets acquired	6,917.1	(4.6)	6,912.5
Current liabilities	1,105.5	(0.1)	1,105.4
Long-term debt	2,858.4	—	2,858.4
Pension and postretirement benefits	505.7	5.6	511.3
Net deferred tax liability	1,188.7	5.3	1,194.0
Noncontrolling interests and other liabilities	167.7	35.5	203.2
Total liabilities and noncontrolling interests assumed	5,826.0	46.3	5,872.3
Goodwill	4,403.9	53.0	4,456.9
Total consideration transferred	$5,495.0	$2.1	$5,497.1

The additional consideration of $2.1 million transferred in 2012 relates to the resolution of an appraisal action with respect to dissenting Nalco shares.

The customer relationships, patents, finite-lived trademarks and other technology are being amortized over weighted average lives of 15, 14, 15 and 8 years, respectively. The Nalco trade name has been determined to have an indefinite life.

In-process research and development associated with the Nalco merger was not significant.

Goodwill is calculated as the excess of the consideration transferred over the fair value of identifiable net assets acquired and represents the expected synergies and other benefits from combining the operations of Nalco with the operations of Ecolab. The company expects that the merger will produce revenue growth synergies through the cross-selling of products in complementary markets and also expand geographic and market breadth, while adding scale to operations in smaller countries, thus creating a stronger more globally diversified and strategically well-positioned combined entity. Key areas of cost synergies include increased purchasing power for raw materials, supply chain consolidation and elimination of corporate general and administrative functions overlap.

The results of Nalco’s operations have been included in the company’s consolidated financial statements from the close of the merger. The following table provides net sales and operating income from the Nalco business included in the company’s results during 2011 following the December 1, 2011 merger.

MILLIONS

Net sales	$193.4
Operating income	13.8

The following table provides unaudited pro forma net sales and reported results of operations for the years ended December 31, 2011 and 2010, assuming the Nalco merger had been completed on January 1, 2010. The historical financial information has been adjusted to give effect to pro forma events that are directly attributable to the merger, supportable and expected to have a continuing impact on the combined results. The unaudited pro forma results do not include any anticipated cost savings from operating efficiencies or synergies that could result from the merger. Accordingly, such pro forma amounts are not necessarily indicative of the results that actually would have occurred had the merger been completed on January 1, 2010, nor are they indicative of future operating results of the combined company.

MILLIONS	2011	2010
(unaudited)
Net sales	$11,283.9	$10,326.0
Net income attributable to Ecolab	665.5	621.4
Earnings attributable to Ecolab per
common share
Basic	2.22	2.06
Diluted	2.17	2.02

Champion acquisition

In October 2012, the company entered into an agreement and plan of merger under which the company has agreed to acquire Champion. In December 2012, the company announced that it amended the acquisition agreement, such that Champion’s downstream process and water solutions business will not be acquired by the company.

Based in Houston, Texas, Champion is a global specialty products and services company delivering products and service-based offerings to the oil and gas industry. Champion’s sales for the business to be acquired by the company were approximately $1.4 billion in 2012. Subject to certain adjustments set out in the merger agreement, the total transaction value is expected to be approximately $2.2 billion. After adjustments for net cash and other items, the consideration will be paid approximately 75% in cash and 25% in shares of Ecolab common stock. Additionally, Ecolab will be required to pay an additional amount in cash, up to $100 million in the aggregate, equal to 50% of the incremental federal tax on the merger consideration as a result of increases in applicable capital gains and investment taxes after December 31, 2012. The consummation of the Champion acquisition remains subject to the satisfaction or waiver of various closing conditions, including, among others, the receipt of required regulatory approvals.

Financing for the transaction is expected to come from a combination of term loan funding, issuances under the company’s U.S. commercial paper program and proceeds from the $500 million public offering debt securities issued in December 2012.

Other significant acquisition activity

Subsequent Event Activity

In January 2013 the company completed the acquisition of Mexico-based Quimiproductos S.A. de C.V., a wholly-owned subsidiary of Fomento Econominco Mexicano, S.A.B. de C.V. Quimiproductos produces and supplies cleaning, sanitizing and water treatment goods and services to breweries and beverage companies located in Central and South America. Annual sales of the business are approximately $43 million.

2012 Activity

In December 2011, subsequent to the company’s fiscal year end for international operations, the company completed the acquisition of Esoform, an independent Italian healthcare manufacturer focused on infection prevention and personal care. Based outside of Venice, Italy, with annual sales of approximately $12 million, the business became part of the company’s International Cleaning, Sanitizing & Other Services reportable segment during the first quarter of 2012.

Also in December 2011, the company completed the acquisition of the InsetCenter pest elimination business in Brazil. Annual sales of the acquired business are approximately $6 million. The business operations and staff have been integrated with the company’s existing Brazil Pest Elimination business, and became part of the company’s International Cleaning, Sanitizing & Other Services reportable segment during the first quarter of 2012.

In March 2012, the company acquired Econ Indústria e Comércio de Produtos de Higiene e Limpeza Ltda., a provider of cleaning and sanitizing products and services to the Brazilian foodservice industry. Based in Sao Paulo, Brazil, its annual sales are approximately $9 million. The business operations have been integrated within the company’s existing Brazil Institutional business and became part of the company’s International Cleaning, Sanitizing & Other Services reportable segment during the second quarter of 2012.

2011 Activity

In December 2010, subsequent to the company’s fiscal year end for international operations, the company completed the purchase of the assets of Cleantec located in Brisbane, Queensland, Australia. Cleantec is a developer, manufacturer and marketer of cleaning and hygiene products principally within the Australian food and beverage processing, foodservice, hospitality and textile care markets. The business, which had annual sales of approximately $55 million, became part of the company’s International Cleaning, Sanitizing & Other Services segment during the first quarter of 2011. The total purchase price was approximately $43 million, of which $2 million was placed in an escrow account for indemnification purposes. During the third quarter of 2012, the $2 million escrow balance was paid to the seller.

In March 2011, the company closed on the purchase of the assets of O.R. Solutions, Inc., a privately-held developer and marketer of surgical fluid warming and cooling systems in the U.S. The business, which had annual sales of approximately $55 million, became part of the company’s U.S. Cleaning & Sanitizing segment during the first quarter of 2011. The total purchase price was approximately $260 million, of which $26 million was placed in an escrow account for indemnification purposes related to general representations and warranties. During the third quarter of 2012, $13 million of the escrow balance was paid to the seller. Assuming the general representations and warranties continue to be met, the remaining $13 million escrow balance is expected to be paid to the seller in the first quarter of 2013.

2010 Activity

In September 2010, the company acquired the commercial laundry division of Dober Chemical Corp. The acquisition strengthens the company’s U.S. and Canada Textile Care business by adding customer relationships and business scale, as well as important customer technology. The business, which had annual sales of approximately $37 million, became part of the company’s U.S. Cleaning & Sanitizing segment during the third quarter of 2010.

Other Significant Acquisition Summary

Excluding the Nalco merger, the pro forma impact of all other acquisitions during 2012, 2011, and 2010 was not material to the company’s consolidated financial statements; therefore pro forma financial information is not presented. Based upon purchase price allocations, excluding the Nalco merger which is shown previously in this note, the components of the aggregate purchase prices of 2012, 2011 and 2010 acquisitions are shown in the following table. The contingent consideration relates to immaterial acquisitions completed during 2012 and 2011.

MILLIONS	2012	2011	2010

Net tangible assets acquired (liabilities assumed)	$(1.0)	$58.6	$17.4
Identifiable intangible assets
Customer relationships	8.4	145.5	11.3
Patents	2.8	0.3	—
Trademarks	0.5	11.2	0.7
Other technology	0.3	8.4	5.7
Total intangible assets	12.0	165.4	17.7
Goodwill	23.3	94.3	8.3
Total aggregate purchase price	34.3	318.3	43.4
Contingent consideration	(2.6)	(5.0)	—
Liability for indemnification	16.0	(28.1)	—
Net cash paid for acquisitions	$47.7	$285.2	$43.4

Excluding the Nalco merger, the weighted average useful lives of intangible assets acquired was 13 years as of December 31, 2012, 2011 and 2010.

Dispositions

In December 2012, the company completed the sale of its Vehicle Care division for $116.9 million, resulting in a gain of $76.3 million ($47.5 million after tax), recorded in special (gains) and charges. Vehicle Care sales were approximately $65 million in 2011, the majority of which were within the company’s U.S. Cleaning & Sanitizing reportable segment. Net cash proceeds were used to repay debt and for general corporate purposes.

During the third quarter of 2012, the company received additional payments of $13.0 million related to the sale of an investment in a U.S. business, originally sold prior to 2012. The corresponding gain of $13.0 million recognized during the third quarter of 2012 was recorded in special (gains) and charges.

During the third quarter of 2010, the company sold an investment in a U.S. business and realized a gain of $5.9 million, which was reported in special (gains) and charges. The investment was not material to the company’s consolidated results of operations or financial position.

During the second quarter of 2010, the company sold a small joint venture in its international segment. The impact of this divestiture and the joint venture were not material to the company’s consolidated results of operations or financial position.

The company had no business dispositions in 2011.

BALANCE SHEET INFORMATION	12 Months Ended
Dec. 31, 2012
BALANCE SHEET INFORMATION
BALANCE SHEET INFORMATION

5. BALANCE SHEET INFORMATION

DECEMBER 31 (MILLIONS)	2012	2011

Accounts receivable, net
Accounts receivable	$2,298.3	$2,144.6
Allowance for doubtful accounts	(73.2)	(49.3)
Total	$2,225.1	$2,095.3
Inventories
Finished goods	$774.3	$745.5
Raw materials and parts	338.3	351.4
Inventories at FIFO cost	1,112.6	1,096.9
Excess of FIFO cost over LIFO cost	(24.5)	(27.3)
Total	$1,088.1	$1,069.6
Property, plant and equipment, net
Land	$158.9	$158.8
Buildings and improvements	562.1	483.8
Leasehold improvements	80.5	77.3
Machinery and equipment	1,281.2	1,206.1
Merchandising and customer equipment	1,812.5	1,682.7
Capitalized software	385.7	385.7
Construction in progress	207.2	182.7
	4,488.1	4,177.1
Accumulated depreciation	(2,079.0)	(1,881.7)
Total	$2,409.1	$2,295.4
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	$1,230.0
Cost of intangible assets subject to amortization:
Customer relationships	$2,588.6	$2,593.2
Trademarks	185.2	201.0
Patents	414.7	404.4
Other technology	174.8	174.6
	3,363.3	3,373.2
Accumulated amortization:
Customer relationships	(373.1)	(204.8)
Trademarks	(51.2)	(48.6)
Patents	(65.6)	(36.3)
Other technology	(59.3)	(38.3)
Total	$4,044.1	$4,275.2
Other assets
Deferred income taxes	$51.0	$61.9
Pension	7.0	22.3
Other	248.6	278.6
Total	$306.6	$362.8
Other current liabilities
Discounts and rebates	$244.4	$239.9
Dividends payable	—	60.0
Interest payable	19.5	51.0
Taxes payable, other than income	97.3	74.1
Derivative liabilities	9.9	3.3
Restructuring	116.6	57.5
Other	283.3	262.9
Total	$771.0	$748.7
Other liabilities
Deferred income taxes	$1,174.2	$1,249.2
Income taxes payable - noncurrent	81.5	80.8
Other	147.2	160.7
Total	$1,402.9	$1,490.7
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(13.6)	$(13.5)
Unrecognized pension and postretirement benefit expense, net of tax	(613.8)	(481.3)
Cumulative translation, net of tax	167.7	149.9
Total	$(459.7)	$(344.9)

DEBT AND INTEREST	12 Months Ended
Dec. 31, 2012
DEBT AND INTEREST
DEBT AND INTEREST

6. DEBT AND INTEREST

The following table provides the components of the company’s short-term debt obligations, along with applicable interest rates as of December 31, 2012 and 2011:

MILLIONS,	2012		2011
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$593.7	0.46%	$916.1	0.67%
Notes payable	44.5	10.04%	100.3	7.52%
Long-term debt, current maturities	167.6		6.6
Total	$805.8		$1,023.0

In September 2011, the company replaced its existing $600 million multi-year credit facility with a $1.5 billion multi-year credit facility, which expires in September 2016. During 2011, the company also entered into a $2.0 billion, 364 day credit facility. In April 2012, the company reduced its 364 day credit facility from $2.0 billion to $1.0 billion. In August 2012, the company replaced the $1.0 billion 364 day credit facility, which was to expire in September 2012, with a $500 million 364 day credit facility. Both of the $1.5 billion and $500 million credit facilities have been established with a diverse portfolio of banks. No amounts were outstanding under any of these agreements at year end 2012 or 2011.

The credit facilities support the company’s U.S. commercial paper program, which was reduced to $2.0 billion subsequent to the replacement of the 364 day credit facility discussed above, and the company’s $200 million European commercial paper program. Combined borrowing under these two commercial paper programs may not exceed $2.0 billion. The company had $594 million and $916 million in outstanding U.S. commercial paper at December 31, 2012 and 2011, respectively. The company had no commercial paper outstanding under its European program at December 31, 2012 or 2011. As of December 31, 2012, the company’s short-term borrowing program was rated A-2 by Standard & Poor’s and P-2 by Moody’s.

The following table provides the components of the company’s long-term debt obligations, along with applicable interest rates as of December 31, 2012 and 2011:

MILLIONS, EXCEPT INTEREST RATES			2012			2011
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2012 Principal Amount
Series A private placement senior notes (125 million euro)	2013	$162.3	4.36%	4.51%	$168.1	4.36%	4.51%
Series B private placement senior notes (175 million euro)	2016	227.3	4.59%	4.67%	235.3	4.59%	4.67%
Seven year 2008 senior notes ($250 million)	2015	249.4	4.88%	4.99%	249.1	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Three year 2011 senior notes ($500 million)	2014	499.8	2.38%	2.40%	499.7	2.38%	2.40%
Five year 2011 senior notes ($1.25 billion)	2016	1,248.1	3.00%	3.04%	1,247.6	3.00%	3.04%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.3	4.35%	4.36%	1,249.2	4.35%	4.36%
Thirty year 2011 senior notes ($750 million)	2041	742.6	5.50%	5.53%	742.3	5.50%	5.53%
Three year 2012 senior notes ($500 million)	2015	499.8	1.00%	1.02%	—
Five year 2012 senior notes ($500 million)	2017	499.6	1.45%	1.47%	—
Nalco senior notes ($0)	2019	—			838.7	6.63%	5.13%
Nalco senior euro notes ($0)	2019	—			300.7	6.88%	5.53%
Nalco senior notes ($0)	2017	—			558.5	8.25%	6.30%
Capital lease obligations		13.8			18.3
Other		11.7			12.3
Total debt		5,903.7			6,619.8
Long-term debt, current maturities		(167.6)			(6.6)
Total long-term debt		$5,736.1			$6,613.2

Term Loans

In November 2012, the company entered into a $900 million term loan credit agreement with various banks. Under the agreement, which had not been drawn upon as of December 31, 2012, the term loan will bear interest at a floating base rate plus a credit rating based margin. Proceeds from the term loan are expected to be used to fund a portion of the pending Champion acquisition. Funding under the agreement will be available through April 15, 2013 and, to the extent funded, the term loan will expire on the third anniversary of the funding date.

Public Notes

In December 2012, in a public offering, the company issued $500 million of debt securities that mature in 2017 at a rate of 1.45%. The company anticipates that the proceeds will be used to finance a portion of the cash consideration to be paid in connection with the pending Champion acquisition, or for general corporate purposes.

In August 2012, in a public offering, the company issued $500 million of debt securities that mature in 2015 at a rate of 1.00%. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

In December 2011, the company issued $3.75 billion of debt securities in a public debt offering. The offering was a multi-tranche transaction consisting of three, five, ten and thirty year maturities. Interest rates range from 2.38% to 5.50%. The proceeds were used to repay outstanding commercial paper, which was issued to fund a portion of the cash component of the Nalco merger and repay the Nalco term loans, and fund share repurchases.

In February 2008, the company issued and sold $250 million aggregate principal amount of senior unsecured notes that mature in 2015 at a rate of 4.88% in a public debt offering. The proceeds were used to refinance outstanding commercial paper and for general corporate purposes.

The series of notes issued by the company in December 2012, August 2012, December 2011 and February 2008, pursuant to public debt offerings (the “Public Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Additionally, if the Champion acquisition is not completed by May 3, 2013, or if the Champion acquisition merger agreement is terminated on or before such date, the company may redeem the $500 million series of notes issued by the company in December 2012, in whole but not in part, at a price equal to 101% of the principal amount thereof, plus any accrued and unpaid interest to the redemption date. Upon the occurrence of a change of control accompanied by a downgrade of the Public Notes below investment grade rating, within a specified time period, the company will be required to offer to repurchase the Public Notes at a price equal to 101% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase.

The Public Notes are senior unsecured and unsubordinated obligations of the company and rank equally with all other senior and unsubordinated indebtedness of the company from time to time outstanding.

Private Notes

In October 2011, the company entered into a Note Purchase Agreement to issue and sell $500 million private placement senior notes, split into two series: $250 million of seven year notes that mature in 2018 at a rate of 3.69% and $250 million of twelve year notes that mature in 2023 at a rate of 4.32%. Both series of the notes were funded in November 2011. The proceeds were used for general corporate purposes, including partially funding the Nalco merger.

The company has outstanding euro 300 million ($390 million as of December 31, 2012) aggregate principal amount of the company’s private placement senior notes in two series: 4.36% Series A Senior Notes due 2013 in the aggregate principal amount of euro 125 million and 4.59% Series B Senior Notes due 2016 in the aggregate principal amount of euro 175 million, issued in December 2006, pursuant to a Note Purchase Agreement dated July 26, 2006.

The series of notes issued by the company in December 2006 and November 2011 pursuant to private debt offerings (the “Private Notes”) may be redeemed by the company at its option at redemption prices that include accrued and unpaid interest and a make-whole premium. Upon the occurrence of specified changes of control involving the company, the company will be required to offer to repurchase the Private Notes at a price equal to 100% of the aggregate principal amount thereof, plus any accrued and unpaid interest to the date of repurchase. Additionally, the company will be required to make a similar offer to repurchase the Private Notes upon the occurrence of specified merger events or asset sales involving the company, when accompanied by a downgrade of the Private Notes below investment grade rating, within a specified time period.

The Private Notes are senior obligations of the company and rank equal in right of payment with all other senior indebtedness of the company. The Private Notes shall be unconditionally guaranteed by subsidiaries of the company in certain circumstances, as described in the note purchase agreements as amended.

Covenants, Repayments and Net Interest Expense

The company is in compliance with all covenants at December 31, 2012.

In January 2012, the company redeemed $1.7 billion of Nalco senior notes, which were assumed in 2011 as part of the merger. As of December 31, 2011, the Nalco senior notes were fully and unconditionally guaranteed by certain Nalco subsidiaries. In conjunction with the redemption in January 2012, all guarantees in place as of December 31, 2011 were extinguished.

In February 2011, the company repaid its $150 million 6.875% notes when they became due.

As of December 31, 2012, the aggregate annual maturities of long-term debt for the next five years were:

MILLIONS
2013	$168
2014	506
2015	755
2016	1,479
2017	501

Interest expense and interest income incurred during 2012, 2011 and 2010 were as follows:

MILLIONS	2012	2011	2010
Interest expense	$285.6	$82.1	$65.6
Interest income	(8.9)	(7.9)	(6.5)
Interest expense, net	$276.7	$74.2	$59.1

Interest expense generally includes the expense associated with the interest on the company’s outstanding borrowings. Interest expense also includes the amortization of debt issuance costs and debt discounts, which are both recognized over the term of the related debt. The increase in interest expense in 2012 was driven primarily by debt issued to fund the cash portion of the Nalco merger consideration, the repayment of Nalco debt and share repurchases. Interest expense for 2012 also includes an $18.2 million loss on extinguishment of Nalco debt, recognized in the first quarter.

FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
FAIR VALUE MEASUREMENTS

7. FAIR VALUE MEASUREMENTS

The company’s financial instruments include cash and cash equivalents, money market funds in a rabbi trust, accounts receivable, accounts payable, contingent consideration obligations, commercial paper, notes payable, foreign currency forward contracts and long-term debt.

Fair value is defined as the exit price, or the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants as of the measurement date. A hierarchy has been established for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The hierarchy is broken down into three levels:

Level 1 - Inputs are quoted prices in active markets that are accessible at the measurement date for identical assets or liabilities.

Level 2 - Inputs include observable inputs other than quoted prices in active markets.

Level 3 - Inputs are unobservable inputs for which there is little or no market data available.

The carrying amount and the estimated fair value for assets and liabilities measured on a recurring basis were:

DECEMBER 31 (MILLIONS)	2012
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$2.2	$2.2	$—	$—
Foreign currency forward contracts	6.5	—	6.5	—

Liabilities:
Foreign currency forward contracts	9.9	—	9.9	—
Contingent consideration obligations	23.2	—	—	23.2

DECEMBER 31 (MILLIONS)	2011
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$0.9	$0.9	$—	$—
Foreign currency forward contracts	10.4	—	10.4	—

Liabilities:
Foreign currency forward contracts	3.3	—	3.3	—
Contingent consideration obligations	25.1	—	—	25.1

Money market funds held in rabbi trusts are classified within level 1 because they are valued using quoted prices in active markets. The carrying value of foreign currency forward contracts is at fair value, which is determined based on foreign currency exchange rates as of the balance sheet date, and is classified within level 2.

For business acquisitions after December 31, 2008, contingent consideration obligations are recognized and measured at fair value at the acquisition date. Contingent consideration liabilities are classified within level 3 because fair value is measured based on the probability-weighted present value of the consideration expected to be transferred. The consideration expected to be transferred is based on the company’s expectations of various financial measures. The ultimate payment of contingent consideration could deviate from current estimates based on the actual results of these financial measures. Changes in the fair value of contingent consideration obligations during 2012 and 2011 were as follows:

MILLIONS	2012	2011
Balance at beginning of year	$25.1	$2.4
Liabilities recognized at acquistion date	2.6	5.0
Losses (gains) recognized in earnings	(1.9)	0.8
Settlements	(2.5)	—
Assumed through Nalco merger	—	16.9
Foreign currency translation	(0.1)	—
Balance at end of year	$23.2	$25.1

The carrying values of accounts receivable and accounts payable approximate fair value because of their short maturities. The carrying value of cash and cash equivalents, commercial paper and notes payable approximate fair value because of their short maturities, and as such are classified within level 1.

The fair value of long-term debt, including current maturities, is based on quoted market prices for the same or similar debt instruments. The carrying amount and the estimated fair value of long-term debt, including current maturities, held by the company were:

DECEMBER 31 (MILLIONS)	2012		2011
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$5,903.7	$6,488.8	$6,619.8	$6,885.3

DERIVATIVES AND HEDGING TRANSACTIONS	12 Months Ended
Dec. 31, 2012
DERIVATIVES AND HEDGING TRANSACTIONS
DERIVATIVES AND HEDGING TRANSACTIONS

8. DERIVATIVES AND HEDGING TRANSACTIONS

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks associated with foreign currency exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature or for trading purposes. The company records all derivatives as assets and liabilities on the balance sheet at fair value. Changes in fair value are recognized immediately in earnings unless the derivative qualifies and is designated as a hedge. For derivatives designated as cash flow hedges, the effective portion of changes in fair value of hedges is initially recognized in accumulated other comprehensive income (“AOCI”) on the Consolidated Balance Sheet. Amounts recorded in AOCI are reclassified into earnings in the same period or periods during which the hedged transactions affect earnings. The company evaluates hedge effectiveness at inception and on an ongoing basis. If a derivative is no longer expected to be effective, hedge accounting is discontinued. Hedge ineffectiveness, if any, is recorded in earnings.

The company is exposed to credit loss in the event of nonperformance of counterparties for foreign currency forward exchange contracts and interest rate swap agreements. The company monitors its exposure to credit risk by using credit approvals and credit limits and by selecting major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties, and therefore recording a valuation allowance against the company’s derivative balance is not considered necessary.

Derivatives Designated as Cash Flow Hedges

The company utilizes foreign currency forward contracts to hedge the effect of foreign currency exchange rate fluctuations on forecasted foreign currency transactions, including: inventory purchases and intercompany royalty and management fee payments. These forward contracts are designated as cash flow hedges. The effective portions of the changes in fair value of these contracts are recorded in AOCI until the hedged items affect earnings, at which time the gain or loss is reclassified into the same line item in the Consolidated Statement of Income as the underlying exposure being hedged. All hedged transactions are forecasted to occur within the next twelve months.

The company occasionally enters into interest rate swap contracts to manage interest rate exposures. In 2011, the company entered into six forward starting swap contracts in connection with the issuance of its private placement debt during the fourth quarter of 2011. The interest rate swap agreements were designated and effective as a cash flow hedge of the expected interest payments related to the anticipated debt issuance. In 2006, the company entered into and subsequently closed two forward starting swap contracts related to the issuance of its senior euro notes with the net settlement recorded in AOCI. The amounts in AOCI for both the 2011 and 2006 transactions are recognized in earnings as part of interest expense over the remaining life of the notes as the forecasted interest transactions occur. The company did not have any forward starting interest rate swap agreements outstanding at December 31, 2012, 2011 or 2010.

Derivatives Not Designated as Hedging Instruments

The company also uses foreign currency forward contracts to offset its exposure to the change in value of assets and liabilities held at foreign subsidiaries, primarily receivables and payables which are remeasured at the end of each period. Although the contracts are effective economic hedges, they are not designated as accounting hedges. Therefore, changes in the value of these derivatives are recognized immediately in earnings, thereby offsetting the current earnings effect of the related foreign currency denominated assets and liabilities.

Derivative Summary

The following table summarizes the fair value of the company’s outstanding derivatives as of December 31. The amounts are included in other current assets and other current liabilities on the company’s balance sheet.

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2012	2011	2012	2011

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$0.8	$3.8	$1.7	$1.2

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	5.7	6.6	8.2	2.1
Total	$6.5	$10.4	$9.9	$3.3

The company had foreign currency forward exchange contracts with notional values that totaled $1.3 billion and $586 million at December 31, 2012 and 2011, respectively. The increase from December 31, 2011 is primarily driven by increased hedging activity as a result of the inclusion of Nalco operations in 2012.

The impact on AOCI and earnings from derivative contracts that qualified as cash flow hedges was as follows:

MILLIONS	LOCATION	2012	2011	2010
Unrealized gain (loss) recognized into AOCI (effective portion)

Foreign currency forward contracts	AOCI (equity)	$(1.9)	$0.2	$(2.5)

Interest rate swap contracts	AOCI (equity)	—	(15.3)	—

Gain (loss) recognized in income (effective portion)

Foreign currency forward contracts	Sales	(0.1)	(0.3)	—
	Cost of sales	2.0	(4.7)	(4.1)
	SG&A	0.2	(1.5)	0.5
		2.1	(6.5)	(3.6)

Interest rate swap contracts	Interest expense, net	(2.7)	(0.8)	(0.4)
	Total	$(0.6)	$(7.3)	$(4.0)
Gain (loss) recognized in income (ineffective portion)

Foreign currency forward contracts	Interest expense, net	$(1.2)	$(1.8)	$(1.2)

The impact on earnings from derivative contracts that are not designated as hedging instruments was as follows:

MILLIONS	LOCATION	2012	2011	2010

Gain (loss) recognized in income

Foreign currency forward contracts	SG&A	$(0.9)	$2.9	$(5.4)
	Interest expense, net	(7.0)	(5.4)	(5.5)
	Total	$(7.9)	$(2.5)	$(10.9)

The amounts recognized in SG&A above offset the earnings impact of the related foreign currency denominated assets and liabilities. The amounts recognized in interest expense above represent the component of the hedging gains (losses) attributable to the difference between the spot and forward rates of the hedges as a result of interest rate differentials.

Net Investment Hedge

The company designates its euro 300 million ($390 million as of December 31, 2012) senior notes and related accrued interest as a hedge of existing foreign currency exposures related to net investments the company has in certain Euro functional subsidiaries. Prior to redemption in January 2012, the Nalco euro denominated borrowings were also designated as a hedge of existing foreign currency exposures.

In the third quarter of 2012, the company entered into a forward contract with a notional amount of euro 100 million to hedge an additional portion of the company’s net investments in euro functional subsidiaries. The forward contract was renewed in the fourth quarter of 2012 and remained open as of December 31, 2012.

The revaluation gains and losses on the euronotes and forward contract, which are designated and effective as hedges of the company’s net investments, have been included as a component of the cumulative translation adjustment account.

Total revaluation gains and losses related to the euronotes and forward contract charged to shareholders’ equity were as follows:

MILLIONS	2012	2011	2010
Revaluation gains (losses), net of tax	$9.8	$(9.5)	$37.6

The company formally assesses, on a quarterly basis, whether the euro-denominated debt is effective at offsetting changes in the value of the underlying exposure. No hedge ineffectiveness was recorded in earnings during 2012, 2011 and 2010.

SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY
SHAREHOLDERS' EQUITY

9. SHAREHOLDERS’ EQUITY

Authorized common stock, par value $1.00 per share, was 400 million shares in 2010. Effective December 1, 2011, following approval by the company’s shareholders, the company’s authorized common stock was increased to 800 million shares. Authorized common stock remained at 800 million shares in 2012. Treasury stock is stated at cost. Dividends declared per share of common stock were $0.8300 for 2012, $0.7250 for 2011 and $0.6400 for 2010.

On December 1, 2011, the company issued 68,316,283 shares of common stock for the stock consideration portion of the Nalco merger (see Note 4). In addition, as part of the consideration, each outstanding Nalco stock option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each Nalco unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance and such awards were converted based on the stock award exchange ratio into a time based restricted stock award of the company based on such performance level, with vesting subject to continued employment.

The company has 15 million shares, without par value, of authorized but unissued and undesignated preferred stock. The company’s former shareholder rights agreement was amended in December 2012 to accelerate the expiration date of the former rights issued pursuant to the rights agreement from March 10, 2016 to December 31, 2012. Accordingly, the rights agreement terminated as of that date.

In May 2011, the company’s Board of Directors authorized the repurchase of up to 15 million additional shares of common stock, including shares to be repurchased under Rule 10b5-1. In August 2011, the Finance Committee of the company’s Board of Directors, via delegation by the company’s Board of Directors, authorized the repurchase of an additional 10 million common shares which was contingent upon completion of the merger with Nalco.

In September 2011, under the existing Board authorization, subject to the completion of the Nalco merger, the company announced a $1.0 billion share repurchase program. As part of this program, in December 2011, the company entered into an accelerated share repurchase (“ASR”) agreement with a financial institution to repurchase $500 million of its common stock. Under the ASR, the company received 8,330,379 shares of its common stock in December 2011. The final per share purchase price and the total number of shares to be repurchased under the ASR agreement were generally based on the volume weighted average price of the company’s common stock during the term of the agreement. The ASR agreement ended in the first quarter of 2012. In connection with the finalization of the ASR agreement, the company received an additional 122,314 shares of common stock. All shares acquired under the ASR agreement were recorded as treasury stock.

In addition to the ASR, the company reacquired 2,600,569 shares, 3,491,425 shares and 7,366,001 shares of its common stock in 2012, 2011 and 2010, respectively, through its share repurchase program through open market or private purchases. The company intends to repurchase all shares under its authorizations, for which no expiration date has been established, in open market or privately negotiated transactions, subject to market conditions. As of December 31, 2012, 15,810,096 shares remained to be repurchased under the company’s repurchase authorization and approximately $279 million remained to be purchased as part of the $1.0 billion program discussed above. The company expects to complete this remaining portion of the $1.0 billion share repurchase program in 2013.

The company also reacquired 734,857 shares, 187,454 shares and 242,161 shares of its common stock in 2012, 2011 and 2010, respectively, related to the exercise of stock options and the vesting of stock awards.

EQUITY COMPENSATION PLANS	12 Months Ended
Dec. 31, 2012
EQUITY COMPENSATION PLANS
EQUITY COMPENSATION PLANS

10. EQUITY COMPENSATION PLANS

The company’s equity compensation plans provide for grants of stock options, restricted stock awards and restricted stock unit awards. Common shares available for grant as of December 31, 2012, 2011 and 2010 were 5,316,532, 8,813,059 and 11,608,387, respectively. Common shares available for grant reflect 12 million shares approved by shareholders in 2010 for issuance under the plans. Following the Nalco merger in 2011, 1,405,530 common shares on a converted basis, formerly reserved for grant under Nalco’s 2004 Stock Incentive Plan, were added to the shares available for grant by the company. The company generally issues authorized but previously unissued shares to satisfy stock option exercises. The company has a share repurchase program and generally repurchases shares on the open market to help offset the dilutive effect of share-based compensation.

The company’s annual long-term incentive share-based compensation program is made up of 50% stock options and 50% performance-based restricted stock unit (“PBRSU”) awards. The company also grants a limited number of non-performance based restricted stock awards (“RSA”) and restricted stock unit awards (“RSU”).

Prior to the Nalco merger, Nalco had outstanding stock options, restricted stock awards and performance share awards that were issued pursuant to its incentive compensation plan, as well as certain non-plan inducement stock options and restricted stock awards. For each of the converted awards discussed below, the stock award exchange ratio of .67959 was used to convert Nalco awards into Ecolab awards. As a result of the merger, the majority of Nalco’s existing stock options fully vested. Each outstanding Nalco option was converted into an option to purchase the company’s common stock with both the number of options and the exercise price adjusted accordingly based on the stock award exchange ratio. Pursuant to change-in-control agreements, Nalco’s existing restricted stock awards to non-employee directors and certain officers, in general, fully vested as a result of the merger. For those awards that did not vest as a result of the merger, each unvested restricted stock award was converted based on the stock award exchange ratio into a restricted stock award of the company, with vesting subject to continued employment. In conjunction with the merger, the level of attainment of the performance criteria applicable to converted Nalco performance based restricted stock awards was fixed based on actual and target financial performance. As such, each Nalco performance share award converted based on the stock award exchange ratio into a time based restricted award of the company based on such performance level, with vesting subject to continued employment. The total fair value of Nalco’s converted equity compensation as of the merger dates was $111 million, of which $73 million was included in the consideration transferred to acquire Nalco, with the remaining $38 million subject to expense recognition over the remainder of the vesting term. As of December 31, 2012, $10 million of the $38 million remains to be expensed.

Total compensation expense related to all share-based compensation plans was $66 million, ($45 million net of tax benefit), $40 million ($27 million net of tax benefit) and $29 million ($19 million net of tax benefit) for 2012, 2011 and 2010, respectively.

As of December 31, 2012, there was $115 million of total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company’s plans. That cost is expected to be recognized over a weighted-average period of 1.9 years.

Stock Options

Options are granted to purchase shares of the company’s stock at the average daily share price on the date of grant. These options generally expire within ten years from the grant date. The company recognizes compensation expense for these awards on a straight-line basis over the three year vesting period. Stock option grants to retirement eligible recipients are attributed to expense using the non-substantive vesting method.

A summary of stock option activity and average exercise prices is as follows:

	2012		2011		2010
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	20,126,579	$41.45	19,988,025	$38.66	22,262,204	$36.22
Granted	2,238,267	71.17	2,661,551	55.38	1,783,293	48.03
Issued in connection with Nalco merger	—	—	883,173	29.35	—	—
Exercised	(6,774,032)	35.16	(3,331,926)	32.59	(3,813,865)	28.46
Canceled	(465,658)	53.61	(74,244)	43.68	(243,607)	43.86
Outstanding, end of year	15,125,156	$48.29	20,126,579	$41.45	19,988,025	$38.66
Exercisable, end of year	11,036,700	$42.77	15,885,276	$38.57	16,091,416	$37.42
Vested and expected to vest, end of year	14,770,288	$48.01

(a) Represents weighted average price.

The total intrinsic value of options (the amount by which the stock price exceeded the exercise price of the option on the date of exercise) that were exercised during 2012, 2011 and 2010 was $211 million, $69 million and $76 million, respectively.

The total aggregate intrinsic value of options outstanding as of December 31, 2012 was $346 million, with a corresponding weighted-average remaining contractual life of 6.5 years. The total aggregate intrinsic value of options exercisable as of December 31, 2012 was $313 million, with a corresponding weighted-average remaining contractual life of 4.0 years. The total aggregate intrinsic value of options vested and expected to vest as of December 31, 2012 was $342 million, with a corresponding weighted-average remaining contractual life of 6.4 years.

The lattice (binomial) option-pricing model is used to estimate the fair value of options at grant date. The company’s primary employee option grant occurs during the fourth quarter. The weighted-average grant-date fair value of options granted and the significant assumptions used in determining the underlying fair value of each option grant, on the date of grant were as follows:

	2012	2011	2010
Weighted-average grant-date fair value of options granted at market prices	$13.77	$11.01	$10.11
Assumptions
Risk-free rate of return	0.9%	1.4%	2.0%
Expected life	6 years	6 years	6 years
Expected volatility	22.8%	22.8%	23.1%
Expected dividend yield	1.3%	1.4%	1.4%

The risk-free rate of return is determined based on a yield curve of U.S. treasury rates from one month to ten years and a period commensurate with the expected life of the options granted. Expected volatility is established based on historical volatility of the company’s stock price. The expected dividend yield is determined based on the company’s annual dividend amount as a percentage of the average stock price at the time of the grant.

Restricted Stock Awards and Restricted Stock Units

The expense associated with PBRSU awards is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends. The awards vest based on the company achieving a defined performance target and with continued service for a three year period. Upon vesting, the company issues shares of its common stock such that one award unit equals one share of common stock. The company assesses the probability of achieving the performance target and recognizes expense over the three year vesting period when it is probable the performance target will be met. PBRSU awards granted to retirement eligible recipients are attributed to expense using the non-substantive vesting method. The awards are generally subject to forfeiture in the event of termination of employment.

The expense associated with shares of non-performance based RSAs and RSUs is based on the average of the high and low share price of the company’s common stock on the date of grant, adjusted for the absence of future dividends and is amortized on a straight-line basis over the periods during which the restrictions lapse. The company currently has RSAs and RSUs that vest over periods between 12 and 60 months. The awards are generally subject to forfeiture in the event of termination of employment.

A summary of non-vested PBRSU awards and restricted stock activity is as follows:

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)
December 30, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with Nalco merger	857,366	55.62	808,883	55.62
Vested / Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	50.68	1,016,660	53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79

(a) Represents weighted average price.

INCOME TAXES	12 Months Ended
Dec. 31, 2012
INCOME TAXES
INCOME TAXES

11. INCOME TAXES

Income before income taxes consisted of:

MILLIONS	2012	2011	2010
United States	$594.8	$440.0	$497.5
International	417.8	239.6	250.2
Total	$1,012.6	$679.6	$747.7

The provision for income taxes consisted of:

MILLIONS	2012	2011	2010
Federal and state	$141.3	$104.9	$173.5
International	173.2	69.7	74.2
Total current	314.5	174.6	247.7
Federal and state	31.7	25.2	(26.3)
International	(34.9)	16.5	(4.8)
Total deferred	(3.2)	41.7	(31.1)
Provision for income taxes	$311.3	$216.3	$216.6

The company’s overall net deferred tax assets and deferred tax liabilities were comprised of the following:

DECEMBER 31 (MILLIONS)	2012	2011
Deferred tax assets
Other accrued liabilities	$136.1	$112.4
Loss carryforwards	110.4	112.0
Share-based compensation	71.6	82.5
Pension and other comprehensive income	337.8	346.3
Foreign tax credits	47.6	44.7
Debt fair value adjustment	—	79.4
Other, net	138.9	120.4
Valuation allowance	(86.8)	(73.1)
Total	755.6	824.6
Deferred tax liabilities
Property, plant and equipment basis differences	246.8	289.6
Intangible assets	1,331.4	1,412.1
Unremitted foreign earnings	68.3	98.0
Other, net	30.5	60.9
Total	1,677.0	1,860.6
Net deferred tax liabilities balance	$(921.4)	$(1,036.0)

As of December 31, 2012 the company has tax effected federal, state and international net operating loss carryforwards of approximately $1 million, $14 million and $95 million, respectively, which will be available to offset future taxable income. The state loss carryforwards expire from 2013 to 2032. For the international loss carryforwards, $46 million expire from 2014 to 2022 and $49 million have no expiration.

The company has recorded an $87 million valuation allowance on certain deferred tax assets based on management’s determination that it is more likely than not that the tax benefits will not be utilized. The company’s U.S. foreign tax credit carryforward of $48 million has a ten-year carryforward period and will expire between 2018 and 2023 if not utilized.

A reconciliation of the statutory U.S. federal income tax rate to the company’s effective income tax rate is as follows:

	2012	2011	2010
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.1	2.0	1.9
Foreign operations	(3.0)	(3.2)	(4.5)
Domestic manufacturing deduction	(2.6)	(2.9)	(2.0)
Change in valuation allowance	—	1.2	—
Nondeductible deal costs	0.5	0.8	—
Audit settlements and refunds	0.1	(0.5)	(1.3)
Other, net	(0.4)	(0.6)	(0.1)
Effective income tax rate	30.7%	31.8%	29.0%

As of December 31, 2012 and 2011, the company has recorded a deferred tax liability of $68 million and $98 million, respectively, on legacy Nalco foreign earnings that the company intends to repatriate. This deferred tax liability originated based on purchase accounting decisions made in connection with the Nalco merger and was the result of an extensive study required to calculate the impact at the purchase date.

U.S. deferred income taxes are not provided on certain other unremitted foreign earnings that are considered permanently reinvested which as of December 31, 2012 and 2011 were approximately $1.4 billion and $1.2 billion, respectively. These earnings are considered to be reinvested indefinitely or available for distribution with foreign tax credits available to offset the amount of applicable income tax and foreign withholding taxes that might be payable on earnings. It is impractical to determine the amount of incremental taxes on an ongoing basis that might arise if all undistributed earnings were distributed.

The company files income tax returns in the U.S. federal jurisdiction and various U.S. state and international jurisdictions. With few exceptions, the company is no longer subject to state and foreign income tax examinations by tax authorities for years before 2005. The Internal Revenue Service (IRS) has completed examinations of the company’s U.S. federal income tax returns through 2004. The legacy Ecolab U.S. income tax returns for the years 2009 and 2010 are currently under audit. The legacy Nalco U.S. income tax returns for the years 2005 through 2010 are currently under audit. In addition to the U.S. federal examination, there is limited audit activity in several U.S. state and foreign jurisdictions. The company anticipates changes to its uncertain tax positions due to closing of various audit years mentioned above. The company believes these changes could result in a decrease in the company’s gross liability for unrecognized tax benefits of up to $13 million during the next twelve months. Decreases in the company’s gross liability could result in offsets to other balance sheet accounts, cash payments, and/or adjustments to tax expense. The occurrence of these events and/ or other events not included above within the next twelve months could change depending on a variety of factors and result in amounts different from above.

During 2012, the company recognized a net discrete tax benefit of $9.2 million. The net benefit in 2012 is based largely on benefits related to remeasurement of certain deferred tax assets and liabilities resulting from changing tax jurisdictions, recognizing adjustments from filing the company’s 2011 U.S. federal tax return as well as a release of a valuation allowance related to a capital loss carryforward. Discrete benefits were partially offset by the remeasurement of certain deferred tax assets and liabilities resulting from changes in local country tax rates, state and foreign country audit settlements and adjustments.

During 2011, the company recognized a net discrete tax expense of $7.4 million. The net expense in 2011 is largely made up of favorable settlements and adjustments related to prior year returns and reserves which were more than offset by the impact of a charge related to the realizability of foreign net operating loss carryforwards as well as a change in the blended state tax rate. The settlements are related to the company’s 1999 through 2001 and 2007 through 2008 U.S. income tax returns and various state and other international returns.

During 2010, the company recognized a net discrete tax benefit of $8.0 million. The net discrete tax benefit in 2010 primarily included recognizing favorable settlements related to the company’s 2002 through 2004 U.S. Federal IRS appeals case, a favorable settlement of an income tax audit in Germany for the years 2003 through 2006 and adjustments related to prior year tax reserves. These benefits were partially offset by a $5 million charge due to the passage of the U.S. Patient Protection and Affordable Care Law which changes the tax deductibility related to federal subsidies and resulted in a reduction of the value of the company’s deferred tax assets related to the subsidies, as well as the negative impact of international tax costs from optimizing the company’s business structure.

A reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits is as follows:

MILLIONS	2012	2011	2010

Balance at beginning of year	$89.5	$66.2	$116.7
Additions based on tax positions related to the current year	7.5	7.3	10.4
Additions for tax positions of prior years	5.0	1.4	0.2
Reductions for tax positions of prior years	(3.4)	(27.0)	(9.1)
Reductions for tax positions due to statute of limitations	(0.8)	(0.8)	(6.8)
Settlements	(8.0)	(8.0)	(44.6)
Assumed in connection with the Nalco merger	7.8	50.1	—
Foreign currency translation	(4.5)	0.3	(0.6)
Balance at end of year	$93.1	$89.5	$66.2

Included in the gross liability for unrecognized tax benefits balance at December 31, 2012 is $91 million of tax positions that, depending on the ultimate resolution, could impact the annual effective tax rate in future periods.

The company recognizes both penalties and accrued interest related to unrecognized tax benefits in the company’s provision for income taxes. During the year ended December 31, 2012 the company accrued approximately $3 million in interest. The company had approximately $11 million and $6 million of interest and penalties accrued at December 31, 2012 and 2011, respectively.

RENTALS AND LEASES	12 Months Ended
Dec. 31, 2012
RENTALS AND LEASES
RENTALS AND LEASES

12. RENTALS AND LEASES

The company leases sales and administrative office facilities, distribution centers, research and manufacturing facilities, as well as vehicles and other equipment under operating leases. Total rental expense under the company’s operating leases was $183 million in 2012, $130 million in 2011 and $121 million in 2010. As of December 31, 2012, identifiable future minimum payments with non-cancelable terms in excess of one year were:

MILLIONS
2013	$108
2014	84
2015	70
2016	59
2017	49
Thereafter	155
Total	$525

The company enters into operating leases for vehicles whose non-cancelable terms are one year or less in duration with month-to-month renewal options. These leases have been excluded from the table above. The company estimates payments under such leases will approximate $46 million in 2013. These vehicle leases have guaranteed residual values that have historically been satisfied primarily by the proceeds on the sale of the vehicles.

RESEARCH EXPENDITURES	12 Months Ended
Dec. 31, 2012
RESEARCH EXPENDITURES
RESEARCH EXPENDITURES

13. RESEARCH EXPENDITURES

Research expenditures that related to the development of new products and processes, including significant improvements and refinements to existing products are expensed as incurred. Such costs were $183 million in 2012, $96 million in 2011 and $88 million in 2010.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES
COMMITMENTS AND CONTINGENCIES

14. COMMITMENTS AND CONTINGENCIES

The company is subject to various claims and contingencies related to, among other things, workers’ compensation, general liability (including product liability), automobile claims, health care claims, environmental matters and lawsuits. The company is also subject to various claims and contingencies related to income taxes, which are covered in Note 11. The company also has contractual obligations including lease commitments, which are covered in Note 12.

The company records liabilities where a contingent loss is probable and can be reasonably estimated. If the reasonable estimate of a probable loss is a range, the company records the most probable estimate of the loss or the minimum amount when no amount within the range is a better estimate than any other amount. The company discloses a contingent liability even if the liability is not probable or the amount is not estimable, or both, if there is a reasonable possibility that a material loss may have been incurred.

Insurance: In the U.S. the company has high deductible insurance policies for casualty and property losses, subject to per occurrence and liability limitation. Globally, the company has high deductible insurance policies for property losses. The company is insured for losses in excess of these deductibles, subject to policy terms and conditions and has recorded both a liability and an offsetting receivable for amounts in excess of these deductibles. The company is self-insured for health care claims for eligible participating employees, subject to certain deductibles and limitations. The company determines its liabilities for claims on an actuarial basis.

Environmental matters: The company is currently participating in environmental assessments and remediation at 37 locations and environmental liabilities have been accrued reflecting management’s best estimate of future costs. Potential insurance reimbursements are not anticipated in the company’s accruals for environmental liabilities.

Litigation: The company and certain subsidiaries are party to various lawsuits, claims and environmental actions that have arisen in the ordinary course of business. These include from time to time antitrust, commercial, patent infringement, product liability and wage hour lawsuits, as well as possible obligations to investigate and mitigate the effects on the environment of the disposal or release of certain chemical substances at various sites, such as Superfund sites and other operating or closed facilities. The company has established accruals for certain lawsuits, claims and environmental matters. The company currently believes that there is not a reasonably possible risk of material loss in excess of the amounts accrued related to these legal matters. Because litigation is inherently uncertain, and unfavorable rulings or developments could occur, there can be no certainty that the company may not ultimately incur charges in excess of presently recorded liabilities. A future adverse ruling, settlement or unfavorable development could result in future charges that could have a material adverse effect on the company’s results of operations or cash flows in the period in which they are recorded. The company currently believes that such future charges related to suits and legal claims, if any, would not have a material adverse effect on the company’s consolidated financial position.

Matters Related to Wage Hour Claims

The company is a defendant in seven wage hour lawsuits claiming violations of the Fair Labor Standards Act (“FLSA”) or a similar state law. Of the seven suits, two have been certified for class action status, three seek class certification and the remaining two have reached tentative settlements. Doug Ladore v. Ecolab Inc., et al., United States District Court for the Central District of California, case no. CV 11-9386 GAF (FMOx), is a putative wage hour class action brought on behalf of California Pest Elimination employees. The case has been certified for class treatment, and on January 22, 2013, the plaintiffs’ motion for summary judgment was granted and the court found that the class of employees was entitled to overtime pay. On February 22, 2013, pursuant to court ordered mediation, the company reached a preliminary settlement with the plaintiffs, which remains subject to court approval. The company has established an accrual for the settlement amount, which is not material to its operations or financial position. A second suit, a California state action, has been certified for class treatment of California Institutional employees. Three of the other wage hour suits seek certification of a state class of certain Institutional or Pest Elimination division associates with two of those matters also seeking nationwide certification of alleged FLSA violations in Pest Elimination and Institutional. One suit also seeks certification of a purported class of terminated California employees of any business for alleged violation of statutory obligations regarding payment of accrued vacation upon termination. Tentative settlements have been reached in the remaining two matters, one involving a national class of certain independent contractors in the company’s U.S. Other Services segment, and the other a California class of technicians in the company’s Equipment Care subsidiary (formerly GCS). These cases have been class certified for settlement purposes only. The settlement amounts are not material to the company’s operations or financial position.

Matters Related To Deepwater Horizon Incident Response

On April 22, 2010, the deepwater drilling platform, the Deepwater Horizon, operated by a subsidiary of BP plc, sank in the Gulf of Mexico after a catastrophic explosion and fire that began on April 20, 2010. A massive oil spill resulted. Approximately one week following the incident, subsidiaries of BP plc, under the authorization of the responding federal agencies, formally requested Nalco Company, now an indirect subsidiary of Ecolab, to supply large quantities of COREXIT® 9500, a Nalco oil dispersant product listed on the U.S. EPA National Contingency Plan Product Schedule. Nalco Company responded immediately by providing available COREXIT and increasing production to supply the product to BP’s subsidiaries for use, as authorized and directed by agencies of the federal government throughout the incident. Prior to the incident, Nalco and its subsidiaries had not provided products or services or otherwise had any involvement with the Deepwater Horizon platform. On July 15, 2010, BP announced that it had capped the leaking well, and the application of dispersants by the responding parties ceased shortly thereafter.

On May 1, 2010, the President appointed retired U.S. Coast Guard Commandant Admiral Thad Allen to serve as the National Incident Commander in charge of the coordination of the response to the incident at the national level. The EPA directed numerous tests of all the dispersants on the National Contingency Plan Product Schedule, including those provided by Nalco Company, “to ensure decisions about ongoing dispersant use in the Gulf of Mexico are grounded in the best available science.” Nalco Company cooperated with this testing process and continued to supply COREXIT, as requested by BP and government authorities. After review and testing of a number of dispersants, on June 30, 2010, and on August 2, 2010, the EPA released toxicity data for eight oil dispersants.

The use of dispersants by the responding parties was one tool used by the government and BP to avoid and reduce damage to the Gulf area from the spill. Since the spill occurred, the EPA and other federal agencies have closely monitored conditions in areas where dispersant has been applied. Nalco Company has encouraged ongoing monitoring and review of COREXIT and other dispersants and has cooperated fully with the governmental review and approval process. However, in connection with its provision of COREXIT, Nalco Company has been named in several lawsuits as described below.

Putative Class Action Litigation

In June, July and August 2010, in April 2011 and in April 2012, Nalco Company was named, along with other unaffiliated defendants, in nine putative class action complaints filed in either the United States District Court for the Eastern District of Louisiana (Parker, et al. v. Nalco Company, et al., Civil Action No. 2:10-cv-01749-CJB-SS; Harris, et al. v. BP, plc, et al., Civil Action No. 2:10-cv-02078-CJB-SS; Irelan v. BP Products, Inc., et al., Civil Action No. 11-cv-00881; Adams v. Louisiana, et al., Civil Action No. 11-cv-01051; Elrod, et al. v. BP Exploration & Production Inc., et al., 12-cv-00981), the United States District Court for the Southern District of Alabama, Southern Division (Lavigne, et al. v. BP PLC, et al., Civil Action No. 1:10-cv-00222-KD-C; Wright, et al. v. BP, plc, et al., Civil Action No. 1:10-cv-00397-B) or the United States District Court for the Northern District of Florida, Pensacola Division (Walsh, et al. v. BP, PLC, et al., Civil Action No. 3:10-cv-00143- RV-MD; Petitjean, et al. v. BP, plc, et al., Case No. 3:10-cv-00316-RS-EMT) on behalf of various potential classes of persons who live and work in or derive income from the Coastal Zone. The Parker, Lavigne and Walsh cases have since been voluntarily dismissed. Each of the remaining actions contains substantially similar allegations, generally alleging, among other things, negligence relating to the use of our COREXIT dispersant in connection with the Deepwater Horizon oil spill. The plaintiffs in each of these putative class action lawsuits are generally seeking awards of unspecified compensatory and punitive damages, and attorneys’ fees and costs.

Other Related Federal Claims

In July, August, September, October and December 2010, Nalco Company was also named, along with other unaffiliated defendants, in eight complaints filed by individuals in either the United States District Court for the Eastern District of Louisiana (Ezell v. BP, plc, et al., Case No. 2:10-cv-01920-KDE-JCW), the United States District Court for the Southern District of Alabama, Southern Division (Monroe v. BP, plc, et al., Case No. 1:10-cv-00472-M; Hill v. BP, plc, et al., Civil Action No. 1:10-cv-00471-CG-N; Hudley v. BP, plc, et al., Civil Action No. 10-cv-00532-N), the United States District Court for the Northern District of Florida, Tallahassee Division (Capt Ander, Inc. v. BP, plc, et al., Case No. 4:10-cv-00364-RH-WCS), the United States District Court for the Southern District of Mississippi, Southern Division (Trehern v. BP, plc, et al., Case No. 1:10-cv-00432-HSO-JMR) or the United States District Court for the Southern District of Texas (Chatman v. BP Exploration & Production, Civil Action No. 10-cv-04329; Brooks v. Tidewater Marine LLC, et al., Civil Action No. 11-cv-00049).

In April 2011, Nalco Company was also named in Best v. British Petroleum plc, et al., Civil Action No. 11-cv-00772 (E.D. La.); Black v. BP Exploration & Production, Inc., et al. Civil Action No. 2:11-cv-867, (E.D. La.); Pearson v. BP Exploration & Production, Inc., Civil Action No. 2:11-cv-863, (E.D. La.); Alexander, et al. v. BP Exploration & Production, et al., Civil Action No. 11-cv-00951 (E.D. La.); and Coco v. BP Products North America, Inc., et al. (E.D. La.)

In October 2011, Nalco Company was also named in Toups, et al. v Nalco Company, et al., No. 59-121 (25th Judicial District Court, Parish of Plaquemines, Louisiana). In November 2011, Toups was removed to the United States District Court for the Eastern District of Louisiana. In April 2012, Nalco Company was named in Esponge v. BP, P.L.C., et al., Case No. 0166367 (32nd Judicial District Court, Parish of Terrebonne, Louisiana); and Hogan v. British Petroleum Exploration & Production, Inc., et al., Case No. 2012-22995 (District Court, Harris County, Texas). In April 2012, Esponge was removed to the United States District Court for the Eastern District of Louisiana. In May 2012, Hogan was removed to the United States District Court for the Southern District of Texas. In June 2012, the Judicial Panel for Multidistrict Litigation transferred Hogan to the United States District Court for the Eastern District of Louisiana.

The complaint in Esponge generally alleges, among other things, that oil and dispersants have caused and will continue to cause plaintiffs to lose revenue and/or earning capacity. The remaining complaints generally allege, among other things, negligence and injury resulting from the use of COREXIT dispersant in connection with the Deepwater Horizon oil spill. The complaints seek unspecified compensatory and punitive damages, and attorneys’ fees and costs. The Chatman case was voluntarily dismissed.

In January 2012, Nalco Company was named, along with other unaffiliated defendants, in Top Water Charters, LLC v. BP, P.L.C., et al., No. 0165708 (32nd Judicial District Court, Parish of Terrebonne, Louisiana). The complaint generally alleges, among other things, negligence and gross negligence relating to the Deepwater Horizon oil spill and use of chemical dispersants. The plaintiffs allege that the oil and dispersants have harmed their fishing charter businesses and seek unspecified compensatory damages, punitive damages and attorneys’ fees and costs. In February 2012, Top Water Charters was removed to the United States District Court for the Eastern District of Louisiana.

In August and September 2012, Nalco Company was named, along with other unaffiliated defendants, in Doom v. BP Exploration & Production, et al., Case No. 12-cv-2048 (E.D. La.) and Kolian v. BP Exploration & Production, et al., Case No. 12-cv-2338 (E.D. La.). The complaints generally allege, among other things, negligence and strict liability relating to the Deepwater Horizon oil spill and use of chemical dispersants. The complaints seek unspecified compensatory and punitive damages.

All of the above-referenced cases pending against Nalco Company have been administratively transferred for pre-trial purposes to a judge in the United States District Court for the Eastern District of Louisiana with other related cases under In Re: Oil Spill by the Oil Rig “Deepwater Horizon” in the Gulf of Mexico, on April 20, 2010, Civil Action No. 10-md-02179 (E.D. La.) (“MDL 2179”). Pursuant to orders issued by Judge Barbier in MDL 2179, the claims have been consolidated in several master complaints, including one naming Nalco Company and others who responded to the Gulf Oil Spill (known as the “B3 Bundle”). Plaintiffs are required by Judge Barbier to prepare a list designating previously-filed lawsuits that assert claims within the B3 Bundle regardless of whether the lawsuit named each defendant named in the B3 Bundle master complaint. Nalco Company has received a draft list from the plaintiffs’ steering committee. The draft list identifies fifteen cases in the B3 Bundle, some of which are putative class actions. Six cases previously filed against Nalco Company are not included in the B3 Bundle.

Pursuant to orders issued by Judge Barbier in MDL 2179, claimants wishing to assert causes of action subject to one or more of the master complaints were permitted to do so by filing a short-form joinder. A short-form joinder is deemed to be an intervention into one or more of the master complaints in MDL 2179. The deadline for filing short form joinders was April 20, 2011. Of the individuals who have filed short form joinders that intervene in the B3 Bundle, Nalco Company has no reason to believe that these individuals are different from those covered by the putative class actions described above. These plaintiffs who have intervened in the B3 Bundle seek to recover damages for alleged personal injuries, medical monitoring and/or property damage related to the oil spill clean-up efforts.

On May 18, 2012, Nalco filed a motion for summary judgment against the claims in the “B3” Master Complaint, on the grounds that: (i) Plaintiffs’ claims are preempted by the comprehensive oil spill response scheme set forth in the Clean Water Act and National Contingency Plan; and (ii) Nalco is entitled to derivative immunity from suit. On November 28, 2012, the Court granted Nalco’s motion and dismissed with prejudice the claims in the “B3” Master Complaint asserted against Nalco. The Court held that such claims were preempted by the Clean Water Act and National Contingency Plan. Because claims in the “B3” Master Complaint remain pending against other defendants, the Court’s decision is not a “final judgment” for purposes of appeal. Under Federal Rule of Appellate Procedure 4(a), plaintiffs will have 30 days after entry of final judgment to appeal the Court’s decision.

On April 18, 2012, BP and the Plaintiffs’ Steering Committee (“PSC”) for MDL 2179 filed motions for preliminary approval of two proposed class action settlements: (1) a proposed Medical Benefits Class Action Settlement; and (2) a proposed Economic and Property Damages Class Action Settlement. Pursuant to the proposed settlements, class members agree to release claims against BP and other released parties, including Nalco Energy Services, LP, Nalco Holding Company, Nalco Finance Holdings LLC, Nalco Finance Holdings Inc., Nalco Holdings LLC and Nalco Company. Potential class members were permitted to opt-out of the settlements. The opt-out period closed November 1, 2012. The court permitted potential class members to revoke their opt-outs until the date final settlement approval was entered.

On May 2, 2012, the Court preliminarily approved the Medical Benefits Class Action Settlement and Economic and Property Damages Class Action Settlement. A hearing to consider the fairness, reasonableness and adequacy of the proposed settlements took place on November 8, 2012. On December 24, 2012, the Court granted final approval of the Economic and Property Damages Class Action Settlement. On January 11, 2013, the Court granted final approval of the Medical Benefits Class Action Settlement.

Nalco Company, the incident defendants and the other responder defendants have been named as third party defendants by Transocean Deepwater Drilling, Inc. and its affiliates (the “Transocean Entities”) (In re the Complaint and Petition of Triton Asset Leasing GmbH, et al, MDL No. 2179, Civil Action 10-2771). In April and May 2011, the Transocean Entities, Cameron International Corporation, Halliburton Energy Services, Inc., M-I L.L.C., Weatherford U.S., L.P. and Weatherford International, Inc. (collectively, the “Cross Claimants”) filed cross claims in MDL 2179 against Nalco Company and other unaffiliated cross defendants. The Cross Claimants generally allege, among other things, that if they are found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, they are entitled to indemnity or contribution from the cross defendants.

In April and June 2011, in support of its defense of the claims against it, Nalco Company filed counterclaims against the Cross Claimants. In its counterclaims, Nalco Company generally alleges that if it is found liable for damages resulting from the Deepwater Horizon explosion, oil spill and/or spill response, it is entitled to contribution or indemnity from the Cross Claimants.

Other Related Actions

In March 2011, Nalco Company was named, along with other unaffiliated defendants, in an amended complaint filed by an individual in the Circuit Court of Harrison County, Mississippi, Second Judicial District (Franks v. Sea Tow of South Miss, Inc., et al., Cause No. A2402-10-228 (Circuit Court of Harrison County, Mississippi)). The amended complaint generally asserts, among other things, negligence and strict product liability claims relating to the plaintiff’s alleged exposure to chemical dispersants manufactured by Nalco Company. The plaintiff seeks unspecified compensatory damages, medical expenses, and attorneys’ fees and costs.

In August 2012, Jambon Supplier, L.L.C. and Jambon Marine Holdings, L.L.C. (“Third-Party Plaintiffs”), petitioners-in-limitation in re of Jambon Supplier II, L.L.C., et al., Civil Action No. 12-426 (E.D. La.), filed a third-party complaint against Nalco and other, unaffiliated defendants (collectively, “Third-Party Defendants”). The third-party complaint generally alleges, among other things, that one of Third-Party Plaintiffs’ employees filed a claim against them in the underlying limitation action. In his claim, he alleged that he was exposed to oil and dispersants while working as a crew member aboard Third-Party Plaintiffs’ vessel during the Deepwater Horizon oil spill response. The third-party complaint asserts that if the employee suffered injuries as alleged, the Third-Party Defendants are strictly liable.

The company believes the claims asserted against Nalco Company are without merit and intends to defend these lawsuits vigorously. The company also believes that it has rights to contribution and/ or indemnification (including legal expenses) from third parties. However, the company cannot predict the outcome of these lawsuits, the involvement it might have in these matters in the future, or the potential for future litigation.

RETIREMENT PLANS	12 Months Ended
Dec. 31, 2012
RETIREMENT PLANS
RETIREMENT PLANS

15. RETIREMENT PLANS

Pension and Postretirement Health Care Benefits Plans

As part of the merger with Nalco, the company assumed sponsorship of the Nalco qualified and non-qualified pension and other postretirement benefit plans. The Nalco U.S. qualified pension plan merged into the Ecolab U.S. qualified pension plan effective December 31, 2012, and certain Nalco employees became eligible to participate in the merged plan.

The company has a non-contributory qualified defined benefit pension plan covering most of its U.S. employees. The company also has U.S. non-contributory non-qualified defined benefit plans, which provide for benefits to employees in excess of limits permitted under its U.S. pension plan. The non-qualified plans are not funded and the recorded benefit obligation for the non-qualified plans was $110 million and $94 million at December 31, 2012 and 2011, respectively. The measurement date used for determining the U.S. pension plan assets and obligations is December 31.

Various international subsidiaries also have defined benefit pension plans. International plans are funded based on local country requirements. The measurement date used for determining the international pension plan assets and obligations is November 30, the fiscal year-end of the company’s international affiliates.

The company provides postretirement health care benefits to certain U.S. employees. The corresponding plans are contributory based on years of service and family status, with retiree contributions adjusted annually. The measurement date used to determine the U.S. postretirement health care plan assets and obligations is December 31. Certain employees outside the U.S. are covered under government-sponsored programs, which are not required to be fully funded. The expense and obligation for providing international postretirement health care benefits are not significant.

The following table sets forth financial information related to the company’s pension and postretirement health care plans:

	U.S. PENSION(a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation, end of year	$1,889.2	$1,683.5	$1,075.2	$896.0	$281.5	$277.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Service cost	50.5	46.7	29.6	23.1	5.1	2.2
Interest	89.3	63.4	48.3	28.2	12.9	9.0
Participant contributions			4.1	3.7	10.0	4.4
Medicare subsidies received					1.9	0.7
Curtailments and settlements			(4.8)	(5.4)
Plan amendments	(24.8)		(8.3)	(3.7)	(1.8)	0.1
Actuarial loss (gain)	173.0	128.9	165.5	(43.0)	0.7	(6.2)
Assumed through acquisitions		537.4	6.9	402.8		121.4
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			(4.1)	19.8
Projected benefit obligation, end of year	2,105.1	1,892.4	1,180.6	978.6	281.5	277.3
Plan Assets
Fair value of plan assets, beginning of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Actual returns on plan assets	174.0	7.3	57.3	9.7	1.9	0.2
Company contributions	182.7	104.4	52.5	44.0	19.7	8.2
Participant contributions			4.1	3.7	1.5	2.3
Assumed through acquisitions		290.2		257.6
Settlements			(3.5)	(4.3)
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			1.5	9.7
Fair value of plan assets, end of year	1,633.5	1,352.1	689.3	612.6	15.1	16.6
Funded Status, end of year	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Consolidated Balance Sheet:
Other assets			7.0	22.3
Other current liabilities	(9.8)	(10.6)	(13.1)	(11.4)	(7.4)	(8.0)
Postretirement healthcare and pension benefits	(461.8)	(529.7)	(485.2)	(376.9)	(259.0)	(252.7)
Net liability	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	769.1	690.4	241.3	102.8	12.3	12.9
Unrecognized net prior service costs (benefits)	(54.5)	(33.9)	(7.1)	(2.5)	(1.5)	0.3
Tax benefit	(273.0)	(251.7)	(67.1)	(30.8)	(5.7)	(6.2)
Accumulated other comprehensive loss, net of tax	441.6	404.8	167.1	69.5	5.1	7.0

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(45.1)	(31.8)	(6.2)	(8.1)	(0.4)	(0.2)
Amortization of prior service costs (benefits)	4.2	4.2	(0.3)	(0.1)	(0.1)	(0.1)
Current period net actuarial loss (gain)	126.2	222.2	143.4	(30.2)	(0.1)	(5.0)
Current period prior service costs (benefits)	(24.8)		(4.3)	(3.7)	(1.8)	0.1
Settlement	(2.4)
Tax expense (benefit)	(21.3)	(72.4)	(36.3)	10.5	0.5	1.9
Foreign currency translation			1.3	6.6
Other comprehensive loss (income)	36.8	122.2	97.6	(25.0)	(1.9)	(3.3)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2013 are as follows:

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$62.3	$11.1	$0.6
Net prior service costs/(benefits)	(6.9)	(0.5)	(0.3)
Total	$55.4	$10.6	$0.3

(a) Includes qualified and non-qualified plans

The aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets were as follows:

DECEMBER 31 (MILLIONS)	2012	2011
Aggregate projected benefit obligation	$2,931.8	$2,638.2
Accumulated benefit obligation	2,635.0	2,378.2
Fair value of plan assets	1,972.1	1,727.8

These plans include the U.S. non-qualified pension plans which are not funded, as well as the U.S. qualified pension plan. These plans also include various international pension plans, which are funded consistent with local practices and requirements.

Plan Assets

The fair value hierarchy of plan assets is determined by using a methodology that categorizes the inputs used to measure fair value. The first category is for unadjusted quoted prices in an active market that are accessible at the measurement date for identical assets or liabilities (Level 1). The second category is for values measured using other observable inputs, such as quoted prices for a similar asset or liability in an active market (Level 2). The third category is for fair value measurements based on significant unobservable inputs (Level 3).

Cash, and certain equity securities and fixed income (Level 1): Valued at the quoted market prices of shares held by the plans at year-end in the active market on which the individual securities are traded.

Real estate, insurance contracts, and certain equity securities and fixed income (Level 2): Valued based on inputs other than quoted prices that are observable for the securities.

Hedge funds and private equity (Level 3): Valued based on the net asset values of the underlying partnerships. The net asset values of the partnerships are based on the fair values of the underlying investments of the partnerships. Quoted market prices are used to value the underlying investments of the partnerships, where available.

United States

The allocation and fair value of the company’s U.S. plan assets for its defined benefit pension and postretirement health care benefit plans are as follows:

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2012	2011	2012	2011
Equity securities:
Large cap equity	34%	34%	36%	38%
Small cap equity	9	9	10	10
International equity	13	13	14	12
Fixed income:
Core fixed income	18	22	19	22
High-yield bonds	5	2	5	2
Emerging markets	2	—	2	—
Other:
Real estate	4	4	3	4
Hedge funds	9	10	8	9
Private equity	6	6	3	3
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.8			$8.8
Equity securities:
Large cap equity	594.2			594.2
Small cap equity	159.9			159.9
International equity	223.7			223.7
Fixed income:
Core fixed income	308.9			308.9
High-yield bonds	81.8			81.8
Emerging markets	32.6			32.6
Other:
Real estate		$55.5		55.5
Hedge funds			$134.6	134.6
Private equity			48.2	48.2
Other		0.4		0.4
Total	$1,409.9	$55.9	$182.8	$1,648.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

For those assets that are valued using significant unobservable inputs (level 3), the following is a rollforward of the significant activity for the year:

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Balance at December 31, 2011	$127.1	$41.5
Unrealized gains	7.5	1.0
Realized gains	—	3.3
Purchases, sales and settlements, net	—	2.4
Transfers in and/or out	—	—
Balance at December 31, 2012	$134.6	$48.2

The company is responsible for the valuation process and seeks to obtain quoted market prices for all securities. When quoted market prices are not available, a number of methodologies are used to establish fair value estimates, including discounted cash flow models, prices from recently executed transactions of similar securities or broker/dealer quotes using market observable information to the extent possible. The company reviews the values generated by those models for reasonableness and, in some cases, further analyzes and researches values generated to ensure their accuracy, which includes reviewing other publicly available information.

The company’s U.S. investment strategy and policies are designed to maximize the possibility of having sufficient funds to meet the long-term liabilities of the pension fund, while achieving a balance between the goals of asset growth of the plan and keeping risk at a reasonable level. Current income is not a key goal of the plan. The asset allocation position reflects the ability and willingness to accept relatively more short-term variability in the performance of the pension plan portfolio in exchange for the expectation of better long-term returns, lower pension costs and better funded status in the long run.

The pension fund is diversified across a number of asset classes and securities. Selected individual portfolios within the asset classes may be undiversified while maintaining the diversified nature of total plan assets. The company has no significant concentration of risk in its U.S. plan assets.

International

The allocation of plan assets and fair value of the company’s international plan assets for its defined benefit pension plans are as follows:

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2012	2011
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	42	41
Fixed income:
Corporate bonds	23	22
Government bonds	18	20
Total fixed income	41	42
Other:
Insurance contracts	14	15
Real estate	2	1
Other	—	—
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.0			$8.0
Equity securities:
International equity		$288.8		288.8
Fixed income:
Corporate bonds	5.2	150.7		155.9
Government bonds	8.1	117.4		125.5
Other:
Insurance contracts		96.4		96.4
Real estate		10.7		10.7
Other	0.5	3.5		4.0
Total	$21.8	$667.5		$689.3

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity		$248.0		248.0
Fixed income:
Corporate bonds	10.9	126.1		137.0
Government bonds	17.1	102.3		119.4
Other:
Insurance contracts		92.5		92.5
Real estate		9.0		9.0
Total	$34.7	$577.9		$612.6

Assets of funded retirement plans outside the U.S. are managed in each local jurisdiction and asset allocation strategy is set in accordance with local rules, regulations and practice. Therefore, no overall target asset allocation is presented. Although equity securities are all considered international for the company, some equity securities are considered domestic for the local plan. The funds are invested in a variety of equities, bonds and real estate investments and, in some cases, the assets are managed by insurance companies which may offer a guaranteed rate of return. The company has no investments that are level 3 in its international plan assets. The company has no significant concentration of risk in its international plan assets. During fiscal year 2012, the company reviewed the hierarchy classification of international pension assets. The company determined certain investments previously classified as level 1 assets had valuation characteristics more consistent with level 2 assets. These investments are primarily funds invested in traded securities. The 2011 hierarchy classification of these investments has been revised to correct the presentation. There were no transfers from level 1 or 2 to level 3 during the fiscal years ended December 31, 2012 and 2011.

Net Periodic Benefit Costs

Pension and postretirement health care benefits expense for the company’s operations are as follows:

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost - employee benefits earned during the year	$50.5	$46.7	$50.6	$29.6	$23.1	$18.9	$5.1	$2.2	$2.0
Interest cost on benefit obligation	89.3	63.4	62.6	48.3	28.2	26.7	12.9	9.0	8.8
Expected return on plan assets	(127.1)	(100.6)	(90.1)	(42.3)	(22.5)	(17.0)	(1.2)	(1.4)	(1.5)
Recognition of net actuarial loss	45.1	31.8	24.7	3.9	5.7	4.0	0.4	0.2	0.2
Amortization of prior service cost (benefit)	(4.2)	(4.2)	0.5	0.2	0.1	0.4	0.1	0.1	(0.4)
Settlements/Curtailments	2.4	—	0.3	1.6	1.3	0.1	—	—	—
Total expense	$56.0	$37.1	$48.6	$41.3	$35.9	$33.1	$17.3	$10.1	$9.1

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.14%	4.86%	5.41%	4.04%	5.02%	4.62%	3.95%	4.80%	5.41%
Projected salary increase	4.32	4.08	4.32	2.74	2.98	3.40
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.85	5.23	5.84	5.66	4.26	5.21	4.80	5.34	5.84
Expected return on plan assets	8.25	8.44	8.50	6.87	6.37	6.22	8.25	8.50	8.50
Projected salary increase	4.08	4.07	4.32	3.59	3.62	3.38

(a) Includes qualified and non-qualified plans

The discount rate assumptions for the U.S. plans are developed using a bond yield curve constructed from a population of high-quality, non-callable, corporate bond issues with maturities ranging from six months to thirty years. A discount rate is estimated for the U.S. plans and is based on the durations of the underlying plans.

The expected long-term rate of return used for the U.S. plans is generally based on the pension plan’s asset mix. The company considers expected long-term real returns on asset categories, expectations for inflation, and estimates of the impact of active management of the assets in coming to the final rate to use. The company also considers actual historical returns.

The expected long-term rate of return used in the company’s international plans is determined in each local jurisdiction and is based on the assets held in that jurisdiction, the expected rate of returns for the type of assets held and any guaranteed rate of return provided by the investment. The other assumptions used to measure the international pension obligations, including discount rate, vary by country based on specific local requirements and information. As previously noted, the measurement date for these plans is November 30.

For postretirement benefit measurement purposes as of December 31, 2012, the annual rates of increase in the per capita cost of covered health care were assumed to be 7.5%. The rates were assumed to decrease each year until they reach 5% in 2019 and remain at those levels thereafter. Health care costs for certain employees which are eligible for subsidy by the company are limited by a cap on the subsidy.

Assumed health care cost trend rates have an effect on the amounts reported for the company’s U.S. postretirement health care benefits plan. A one-percentage point change in the assumed health care cost trend rates would have the following effects:

	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$(0.1)	$0.1
Effect on postretirement benefit obligation	2.3	(2.9)

Multiemployer Plan

The company contributes to a multiemployer defined benefit pension plan under the terms of a collective-bargaining agreement that covers certain of its union-represented employees. Participation in the multiemployer pension plan is not considered significant to the company as a whole. The risks of participating in a multiemployer plan are different from single-employer pension plans such that assets contributed to the multiemployer plan by one employer may be used to provide benefits to employees of other participating employers. Additionally, if a participating employer stops contributing to the plan, the unfunded obligations of the plan may be borne by the remaining participating employers. The company contributed $0.5 million during 2012, $0.4 million during 2011 and $0.5 million during 2010 to its multiemployer defined benefit pension plan. If the company chooses to stop participating in the multiemployer plan, the company may be required to pay the plan an amount based on the underfunded status of the plan, referred to as a withdrawal liability. During the fourth quarter of 2012 the company determined that a withdrawal from the multiemployer plan was probable and recorded an estimated liability of $4.7 million.

Cash Flows

As of year-end 2012, the company’s estimate of benefits expected to be paid in each of the next five fiscal years and in the aggregate for the five fiscal years thereafter for the company’s pension and postretirement health care benefit plans are as follows:

		MEDICARE SUBSIDY
MILLIONS	ALL PLANS	RECEIPTS
2013	$169	$2
2014	170	2
2015	171	—
2016	184	—
2017	200	—
2018-2022	1,075	—

Depending on plan funding levels, the U.S. defined benefit qualified pension plan provides certain terminating participants with an option to receive their pension benefits in the form of lump sum payments. This option resulted in a settlement charge of $2.4 million, recorded in special (gains) and charges in the fourth quarter of 2012.

The company is currently in compliance with all funding requirements of its U.S. pension and postretirement health care plans.

Based on plan asset values as of December 31, 2011, the company was required to make contributions of $38 million to its Nalco U.S. pension plan during 2012. During 2012, a total of $180 million was funded to the Nalco U.S. pension plan. In the first quarter of 2011, the company made a $100 million voluntary contribution to its Ecolab U.S. pension plan.

The company’s funding policy for the U.S. pension plan is to maintain an asset balance that meets the long-term funding requirements identified by the projections of the pension plan’s actuaries while simultaneously satisfying the fiduciary responsibilities prescribed in ERISA. The company also takes into consideration the tax deductibility of contributions to the benefit plans.

The company is not aware of any expected refunds of plan assets within the next twelve months from any of its existing U.S. or international pension or postretirement benefit plans.

Savings Plan, ESOP and Profit Sharing

Legacy Ecolab

The company provides a 401(k) savings plan for substantially all legacy Ecolab U.S. employees. A new plan benefiting active employees accruing a final average pay or legacy cash balance pension benefit was spun off from the Ecolab 401(k) plan as of January 1, 2013. Under this plan, employee 401(k) contributions of up to 3% of eligible compensation are matched 100% by the company and employee 401(k) contributions over 3% and up to 5% of eligible compensation are matched 50% by the company. All other active legacy Ecolab U.S. employees remain in the Ecolab 401(k) plan but will receive a 100% match on 401(k) contributions of up to 4% of eligible compensation and a 50% match on 401(k) contributions of over 4% and up to 8% of eligible compensation. The company’s matching contributions are 100% vested immediately. The company’s matching contribution expense amounted to $26 million in 2012, $24 million in 2011 and $23 million in 2010.

Legacy Nalco

The company sponsors a defined contribution profit sharing and savings plan for most legacy Nalco U.S. employees. Under the legacy Nalco plan, annual profit sharing contributions are made to the accounts of participating employees that vary based on the company’s financial performance. Profit sharing and 401(k) matching contribution expenses during 2012 were $13 million and $17 million, respectively. Profit sharing and 401(k) matching contribution expenses from December 1, 2011 through the end of 2011 were $2 million and $1 million, respectively. The company had a payable to the plan of $14 million at December 31, 2012, primarily related to profit sharing, which will be paid during 2013.

Profit sharing contributions will no longer be made for plan years after December 31, 2012. Prior to January 1, 2013, the legacy Nalco plan provided for matching contributions of up to 4% of eligible compensation for employees who elect to contribute to 401(k) accounts. Beginning January 1, 2013, eligible legacy Nalco employees will receive a 100% match on 401(k) contributions of up to 4% of eligible compensation and a 50% match on 401(k) contributions of over 4% and up to 8% of eligible compensation.

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

16. OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION

Effective with the Nalco merger, the company added Nalco’s three legacy operating units (Water Services, Paper Services and Energy Services) as additional reportable segments to the merged company’s reporting structure.

Beginning in the first quarter of 2012, the Water Services, Paper Services and Energy Services reportable segments were renamed as the Global Water, Global Paper and Global Energy reportable segments, respectively. With the exception of the water treatment related business change discussed below, the underlying structure of the Global Water, Global Paper and Global Energy segments remains the same as 2011.

Beginning in the first quarter of 2012, the International reportable segment was renamed as the International Cleaning, Sanitizing & Other Services reportable segment. With the exception of the water treatment related business change discussed below, the underlying structure of the International Cleaning, Sanitizing & Other Services segment remains the same as 2011.

Beginning in the first quarter of 2012, due to changes in how the company internally manages and reports results within its legacy Ecolab Food & Beverage and Asia Pacific operating units, certain water treatment related businesses were moved from the U.S. Cleaning & Sanitizing and International Cleaning, Sanitizing & Other Services reportable segments to the Global Water reportable segment. The movement of these businesses did not significantly impact year-over-year comparability; therefore, prior year reported segment information has not been restated to reflect this change.

The profitability of the company’s operating units is evaluated by management based on operating income. The company has no intersegment revenues. The company’s fourteen operating units are aggregated into six reportable segments: U.S. Cleaning & Sanitizing, U.S. Other Services, International Cleaning, Sanitizing & Other Services, Global Water, Global Paper and Global Energy.

U.S. Cleaning & Sanitizing- This reportable segment provides cleaning and sanitizing products to U.S. markets through its Institutional, Food & Beverage, Kay, Healthcare and Textile Care operating units. Prior to its disposition in the fourth quarter of 2012, the Vehicle Care operating unit was also part of U.S. Cleaning & Sanitizing reportable segment. These operating units exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

U.S. Other Services- This reportable segment includes all other U.S. operations of the legacy Ecolab company. This segment provides pest elimination and kitchen equipment repair and maintenance through its Pest Elimination and Equipment Care operating units, respectively. These two operating units are primarily fee for service businesses. Since the primary focus of these businesses is service, they have not been combined with the company’s U.S. Cleaning & Sanitizing reportable segment. These operating units are combined and disclosed as an “all other” category.

International Cleaning, Sanitizing & Other Services- This reportable segment includes four regional operating units from the legacy Ecolab company: EMEA, Asia Pacific, Latin America and Canada. These operating units provide cleaning and sanitizing products as well as pest elimination service. Legacy Ecolab International operations are managed by geographic region and exhibit similar products, manufacturing processes, customers, distribution methods and economic characteristics.

Global Water- This reportable segment utilizes technologically advanced solutions, chemical products and equipment to provide integrated global water treatment and process improvement offerings for industrial and institutional markets.

Global Paper- This reportable segment serves the process chemicals and water treatment needs of the global pulp and paper industry through the use of technologically advanced solutions, chemical products and equipment.

Global Energy- This reportable segment serves the process chemicals and water treatment needs of the global petroleum and petrochemical industries in both upstream and downstream applications.

Corporate- Consistent with the company’s internal management reporting, the Corporate segment includes amortization specifically from the Nalco merger intangible assets, merger integration costs and investments the company is making in business systems and structure. The Corporate segment also includes special (gains) and charges reported on the Consolidated Statement of Income.

Operating Segment Information

The company evaluates the performance of its international operations within its International Cleaning, Sanitizing & Other Services, Global Water, Global Paper and Global Energy reportable segments based on fixed currency exchange rates. The difference between the fixed currency exchange rates and the actual currency exchange rates is reported as “effect of foreign currency translation” in the following tables. All other accounting policies of the reportable segments are consistent with accounting principles generally accepted in the United States of America and the accounting policies of the company described in Note 2.

The following tables present net sales and operating income (loss) by reportable segment.

	Net Sales			Operating Income (Loss)
MILLIONS	2012	2011	2010	2012	2011	2010

U.S. Cleaning & Sanitizing	$2,992.9	$2,930.3	$2,721.9	$651.4	$556.7	$513.9
U.S. Other Services	474.6	457.1	448.5	70.8	69.7	71.4
Int’l Cleaning, Sanitizing & Other Services	3,175.8	3,075.1	2,899.4	340.8	285.8	254.5
Global Water	2,087.4	67.2	—	235.9	11.0	—
Global Paper	805.4	33.9	—	86.3	6.2	—
Global Energy	2,268.0	92.3	—	360.1	17.7	—
Corporate	—	(29.6)	—	(459.9)	(211.6)	(30.5)
Subtotal at fixed currency	11,804.1	6,626.3	6,069.8	1,285.4	735.5	809.3
Effect of foreign currency translation	34.6	172.2	19.9	3.9	18.3	(2.5)
Consolidated	$11,838.7	$6,798.5	$6,089.7	$1,289.3	$753.8	$806.8

The following tables present the company’s depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment. The Global Water, Global Paper and Global Energy amounts are presented in total as discretely identifiable amounts by reportable segment are not identifiable and are not produced internally. Corporate assets are principally cash and cash equivalents and deferred taxes. All amounts presented are measured in public exchange rates.

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2012	2011	2010	2012	2011	2010	2012	2011
U.S. Cleaning & Sanitizing	$202.7	$199.8	$184.3	$214.2	$163.4	$148.7	$2,146.0	$2,270.7
U.S. Other Services	5.4	5.3	5.4	8.1	4.5	2.5	162.2	154.2
Int’l Cleaning, Sanitizing & Other Services	167.9	174.0	158.2	168.5	176.3	146.5	2,634.6	2,607.9
Global Water, Paper & Energy	154.8	5.6	—	216.7	21.8	—	11,215.4	11,082.4
Corporate	183.7	11.0	—	—	—	—	1,414.1	2,069.5
Consolidated	$714.5	$395.7	$347.9	$607.5	$366.0	$297.7	$17,572.3	$18,184.7

The company had two classes of products within its U.S. Cleaning & Sanitizing and International Cleaning, Sanitizing & Other Services operations which comprised 10% or more of consolidated net sales in any of the last three years. Sales of warewashing products were approximately 11% of consolidated net sales in 2012, approximately 18% of consolidated net sales in 2011, and approximately 19% in 2010. Sales of laundry products were approximately 10% of consolidated net sales in 2011 and 2010.

The vast majority of the company’s revenue is driven by the sale of its chemical products, with any corresponding service considered incidental to the product sale. The company has two operating segments (Pest Elimination and Equipment Care) within which the underlying revenue driver is fee for service as opposed to chemical products. Total service revenue at public exchange rates for the Pest Elimination and Equipment Care operating units within the company’s operating segments is shown below. All other service based revenue is insignificant.

	Service Revenue
(MILLIONS)	2012	2011	2010

U.S. Other Services	$401.1	$384.5	$379.0
International Cleaning, Sanitizing & Other Services	212.1	202.4	183.0

Geographic Information

Net sales and long-lived assets at public exchange rates by geographic region are as follows:

	Net Sales			Long-Lived Assets, net
(MILLIONS)	2012	2011	2010	2012	2011

United States	$5,865.3	$3,551.2	$3,170.4	$7,100.3	$7,202.8
EMEA	3,027.9	1,955.5	1,843.2	1,908.4	1,990.6
Asia Pacific	1,586.8	721.4	575.7	2,377.1	2,339.6
Latin America	849.7	321.2	272.5	714.3	687.4
Canada	509.0	249.2	227.9	580.2	568.3
Consolidated	$11,838.7	$6,798.5	$6,089.7	$12,680.3	$12,788.7

Net sales by geographic region were determined based on origin of sale. Geographic data for long-lived assets is based on physical location of those assets.

QUARTERLY FINANCIAL DATA (UNAUDITED)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)
QUARTERLY FINANCIAL DATA (UNAUDITED)

17. QUARTERLY FINANCIAL DATA (UNAUDITED)

	FIRST	SECOND	THIRD	FOURTH
MILLIONS, EXCEPT PER SHARE	QUARTER	QUARTER	QUARTER	QUARTER	YEAR

2012
Net sales	$2,810.9	$2,958.7	$3,023.3	$3,045.8	$11,838.7
Cost of sales (including special charges of $76.0, $3.1, $3.2 and $11.6 in Q1, Q2, Q3 and Q4, respectively)	1,614.0	1,608.9	1,616.4	1,644.2	6,483.5
Selling, general and administrative expenses	989.7	981.7	977.7	971.1	3,920.2
Special (gains) and charges	41.4	41.6	28.0	34.7	145.7
Operating income	165.8	326.5	401.2	395.8	1,289.3
Interest expense, net (including special charges of $18.2 and $1.1 in Q1 and Q4, respectively)	86.1	63.9	64.2	62.5	276.7
Income before income taxes	79.7	262.6	337.0	333.3	1,012.6
Provision for income taxes	35.6	79.2	97.7	98.8	311.3
Net income including noncontrolling interest	44.1	183.4	239.3	234.5	701.3
Less: Net income attributable to noncontrolling interest (including special charges of $4.5 in Q1)	(5.6)	(1.1)	1.3	3.1	(2.3)
Net income attributable to Ecolab	$49.7	$184.5	$238.0	$231.4	$703.6
Earnings attributable to Ecolab per common share
Basic	$0.17	$0.63	$0.81	$0.79	$2.41
Diluted	$0.17	$0.62	$0.80	$0.77	$2.35
Weighted-average common shares outstanding
Basic	291.5	291.9	292.7	293.8	292.5
Diluted	297.9	298.2	298.6	299.9	298.9
2011
Net sales (including special charges of $29.6 in Q4)	$1,518.3	$1,698.8	$1,736.1	$1,845.3	$6,798.5
Cost of sales (including special charges of $0.8, $4.5 and $3.6 in Q1, Q3 and Q4, respectively)	770.4	860.8	877.9	966.5	3,475.6
Selling, general and administrative expenses	581.6	609.6	595.3	651.6	2,438.1
Special (gains) and charges	14.6	30.1	23.3	63.0	131.0
Operating income	151.7	198.3	239.6	164.2	753.8
Interest expense, net (including special charges of $1.5 in Q4)	13.5	13.1	13.2	34.4	74.2
Income before income taxes	138.2	185.2	226.4	129.8	679.6
Provision for income taxes	44.4	59.0	71.9	41.0	216.3
Net income including noncontrolling interest	93.8	126.2	154.5	88.8	463.3
Less: Net income attributable to noncontrolling interest	0.2	0.3	0.2	0.1	0.8
Net income attributable to Ecolab	$93.6	$125.9	$154.3	$88.7	$462.5
Earnings attributable to Ecolab per common share
Basic	$0.40	$0.54	$0.67	$0.35	$1.95
Diluted	$0.40	$0.53	$0.65	$0.34	$1.91
Weighted-average common shares outstanding
Basic	232.0	231.6	231.9	252.2	236.9
Diluted	235.9	236.1	236.1	257.5	242.1

Per share amounts do not necessarily sum due to changes in the calculation of shares outstanding for each discrete period and rounding.

SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Principles of Consolidation

Principles of Consolidation

The consolidated financial statements include the accounts of the company and all subsidiaries in which the company has a controlling financial interest. Investments in companies or partnerships in which the company does not have control, but has the ability to exercise significant influence over operating and financial policies, are reported using the equity method. International subsidiaries are included in the financial statements on the basis of their U.S. GAAP November 30 fiscal year-ends to facilitate the timely inclusion of such entities in the company’s consolidated financial reporting. All intercompany transactions and profits are eliminated in consolidation.

Revisions

Revisions

In connection with its quarterly report on Form 10-Q for the quarter ended June 30, 2012, the company has revised its consolidated balance sheet as of December 31, 2011 to correct the jurisdictional netting of long-term deferred tax assets and liabilities. This revision decreased other assets and other liabilities by $56.1 million and does not impact the consolidated statements of income or comprehensive income or the consolidated statement of cash flows for any period. This correction also impacted the March 31, 2012 interim financial statements. In addition to jurisdictional netting, additional classification differences primarily related to the repayment of debt in January 2012 were identified between deferred income taxes and income taxes payable which together had the net effect of reducing other assets by $57.1 million, income taxes payable by $64.9 million, and increasing other liabilities by $7.8 million as of March 31, 2012. There was no impact to total cash provided by operations on the statement of cash flows for the three months ended March 31, 2012, but cash used by deferred income taxes was reduced by $64.9 million with an offsetting impact to other liabilities within the components of operating cash flows. There was no impact on the consolidated statements of income or comprehensive income. The company believes that these revisions were immaterial to previously issued financial statements.

Use of Estimates

Use of Estimates

The preparation of the company’s financial statements requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities as of the date of the financial statements and the reported amounts of revenues and expenses during the reporting periods. Actual results could differ from these estimates. The company’s critical accounting estimates include revenue recognition, valuation allowances and accrued liabilities, actuarially determined liabilities, income taxes, restructuring and long-lived assets, intangible assets and goodwill.

Foreign Currency Translation

Foreign Currency Translation

Financial position and reported results of operations of the company’s international subsidiaries are measured using local currencies as the functional currency. Assets and liabilities of these operations are translated at the exchange rates in effect at each fiscal year end. The translation adjustments related to assets and liabilities that arise from the use of differing exchange rates from period to period are included in accumulated other comprehensive income (loss) in shareholders’ equity. Income statement accounts are translated at average rates of exchange prevailing during the year. The company evaluates its International operations based on fixed rates of exchange; however, the different exchange rates from period to period impact the amount of reported income from consolidated operations. The foreign currency fluctuations of any foreign subsidiaries that operate in highly inflationary environments are included in results of operations.

Concentration of Credit Risk

Concentration of Credit Risk

Credit risk represents the accounting loss that would be recognized at the reporting date if counterparties failed to perform as contracted. The company believes the likelihood of incurring material losses due to concentration of credit risk is remote. The principal financial instruments subject to credit risk are as follows:

Cash and Cash Equivalents - The company maintains cash deposits with major banks, which from time to time may exceed insured limits. The possibility of loss related to financial condition of major banks has been deemed minimal. Additionally, the company’s investment policy limits exposure to concentrations of credit risk and changes in market conditions.

Accounts Receivable - A large number of customers in diverse industries and geographies, as well as the practice of establishing reasonable credit lines, limits credit risk. Based on historical trends and experiences, the allowance for doubtful accounts is adequate to cover potential credit risk losses.

Foreign Currency Contracts and Derivatives - Exposure to credit risk is limited by internal policies and active monitoring of outstanding positions. In addition, the company selects a diversified group of major international banks and financial institutions as counterparties. The company does not anticipate nonperformance by any of these counterparties.

Cash and Cash Equivalents

Cash and Cash Equivalents

Cash equivalents include highly-liquid investments with a maturity of three months or less when purchased. The company’s cash and cash equivalent balances as of December 31, 2012 and 2011 were higher than its historical trend. The increased balance as of year end 2012 was due primarily to a buildup in cash in anticipation of the pending Champion acquisition. The increased balance as of year end 2011 was due primarily to the timing of proceeds from the company’s public debt offering in December 2011 coupled with the redemption of Nalco’s senior notes in January 2012.

Accounts Receivable and Allowance For Doubtful Accounts

Accounts Receivable and Allowance For Doubtful Accounts

Accounts receivable are carried at their face amounts less an allowance for doubtful accounts. Accounts receivable are recorded at the invoiced amount and generally do not bear interest. The company estimates the balance of allowance for doubtful accounts by analyzing accounts receivable balances by age and applying historical write-off and collection trend rates. The company’s estimates include separately providing for customer balances based on specific circumstances and credit conditions, and when it is deemed probable that the balance is uncollectible. Account balances are charged off against the allowance when it is determined the receivable will not be recovered.

The company’s allowance for doubtful accounts balance includes an allowance for the expected return of products shipped and credits related to pricing or quantities shipped of approximately $13 million, $12 million and $7 million as of December 31, 2012, 2011 and 2010, respectively. Returns and credit activity is recorded directly to sales.

The following table summarizes the activity in the allowance for doubtful accounts:

MILLIONS	2012	2011	2010
Beginning balance	$49	$45	$52
Bad debt expense	37	15	18
Write-offs	(13)	(16)	(20)
Other(a)	—	5	(5)
Ending balance	$73	$49	$45

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Inventory Valuations

Inventory Valuations

Inventories are valued at the lower of cost or market. Certain U.S. inventory costs, are determined on a last-in, first-out (LIFO) basis. LIFO inventories represented 31% and 30% of consolidated inventories as of December 31, 2012 and 2011, respectively. All other inventory costs are determined using either the average cost or first-in, first-out (FIFO) methods. Inventory values at FIFO, as shown in Note 5, approximate replacement cost.

Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are stated at cost. Merchandising and customer equipment consists principally of various systems that dispense the company’s cleaning and sanitizing products, dishwashing machines and process control and monitoring equipment. Certain dispensing systems capitalized by the company are accounted for on a mass asset basis, whereby equipment is capitalized and depreciated as a group and written off when fully depreciated. The company capitalizes both internal and external costs of development or purchase of computer software for internal use. Costs incurred for data conversion, training and maintenance associated with capitalized software are expensed as incurred. Expenditures for major renewals and improvements, which significantly extend the useful lives of existing plant and equipment, are capitalized and depreciated. Expenditures for repairs and maintenance are charged to expense as incurred. Upon retirement or disposition of plant and equipment, the cost and related accumulated depreciation are removed from the accounts and any resulting gain or loss is recognized in income.

Depreciation is charged to operations using the straight-line method over the assets’ estimated useful lives ranging from 5 to 40 years for buildings and leasehold improvements, 3 to 18 years for machinery and equipment and 3 to 10 years for merchandising and customer equipment and capitalized software. Total depreciation expense was $468 million, $331 million and $306 million for 2012, 2011 and 2010, respectively.

Goodwill and Other Intangible Assets

Goodwill and Other Intangible Assets

Goodwill

Goodwill represents the excess of the purchase price over the fair value of identifiable net assets acquired. The company’s reporting units are its operating segments. The company tests goodwill for impairment on an annual basis during the second quarter. If circumstances change significantly, the company would also test a reporting unit for impairment during interim periods between the annual tests. An impairment charge is recognized for the amount, if any, by which the carrying amount of goodwill exceeds its implied fair value.

The current year goodwill impairment review incorporated the new qualitative assessment guidance as discussed in Note 2 for certain reporting units. In addition to the qualitative analysis, the company performed quantitative procedures including a review of sensitivities around key inputs, assumptions and business projections for certain reporting units. Supplemental quantitative procedures were performed on the EMEA reporting unit given the European economic conditions as well as the Global Water, Global Paper and Global Energy reporting units given the recent closing of the merger with Nalco on December 1, 2011.

As expected, the estimated fair value exceeded the carrying value of Global Water, Global Paper and Global Energy reporting units by a low margin as these separate reporting units were acquired on December 1, 2011 when the carrying value equaled the fair value. As part of this analysis the company updated the discount rate assumptions used in the quantitative procedures for the reduction in risk free rates in 2012 and other reductions in risk given the successful integration to date. The company used a range of discount rates from 9.6% to 10.4% compared to the 11.5% discount rate used in the original Nalco purchase price allocation. The combined effect of lower discount rates and the updated projections drove an increase in estimated fair value for these reporting units in all cases.

Based on the company’s testing, no adjustment to the carrying value of goodwill was necessary. Additionally, based on the ongoing performance of the company’s operating units, updating the impairment testing during the second half of 2012 was not deemed necessary. There has been no impairment of goodwill since the adoption of FASB guidance for goodwill and other intangibles on January 1, 2002.

The merger with Nalco resulted in the addition of $4.5 billion of goodwill. Subsequent performance of the reporting units holding the additional goodwill relative to projections used in the purchase price allocation of goodwill could result in an impairment if there is either underperformance by the reporting unit or if the carrying value of the reporting unit were to fluctuate due to working capital changes or other reasons that did not proportionately increase fair value.

The changes in the carrying amount of goodwill for each of the company’s reportable segments are as follows:

	U.S.	U.S.	INTERNATIONAL
	CLEANING &	OTHER	CLEANING, SANITIZING	GLOBAL	GLOBAL	GLOBAL
MILLIONS	SANITIZING	SERVICES	& SERVICES	WATER(b)	PAPER(b)	ENERGY(b)	TOTAL
December 31, 2010	$454.4	$50.5	$824.4	$—	$—	$—	$1,329.3
Business acquisitions(a)	89.2	—	5.1	1,933.0	179.3	2,291.6	4,498.2
Effect of foreign currency translation	—	—	27.8	—	—	—	27.8
December 31, 2011	543.6	50.5	857.3	1,933.0	179.3	2,291.6	5,855.3
Current year business acquisitions(a)	—	—	17.1	6.1	—	—	23.2
Prior year business acquisitions	—	—	—	22.9	9.6	20.5	53.0
Business disposals	(17.1)	—	—	—	—	—	(17.1)
Effect of foreign currency translation	—	—	(19.2)	11.1	1.0	13.2	6.1
Reclassifications(c)	(12.6)	—	(7.5)	20.1	—	—	—
December 31, 2012	$513.9	$50.5	$847.7	$1,993.2	$189.9	$2,325.3	$5,920.5

(a)	For 2012, none of the goodwill acquired is expected to be tax deductible. For 2011, $89.2 million of goodwill acquired is expected to be tax deductible.

(b)

The company completed its segment goodwill allocation related to the Nalco merger during the second quarter of 2012. As such, goodwill acquired through the Nalco merger has been disclosed for each legacy Nalco reportable segment above as of the date of the merger (December 1, 2011).

(c)	The reclassifications line represents the transfer of certain water treatment related goodwill into the Global Water reportable segment.

Other Intangible Assets

As part of the Nalco merger, the company added the “Nalco” trade name as an indefinite life intangible asset. The $1.2 billion carrying value of this asset was subject to impairment testing during the second quarter of 2012. Based on this testing, no adjustment to the carrying value was necessary.

Other intangible assets subject to amortization primarily include customer relationships, trademarks, patents and other technology. The fair value of identifiable intangible assets is estimated based upon discounted future cash flow projections and other acceptable valuation methods. Other intangible assets are amortized on a straight-line basis over their estimated economic lives. The weighted-average useful life of other intangible assets was 14 years as of December 31, 2012 and 2011.

The weighted-average useful life by type of amortizable asset at December 31, 2012 is as follows:

NUMBER OF YEARS

Customer relationships	15
Trademarks	16
Patents	14
Other technology	8

The straight-line method of amortization reflects an appropriate allocation of the cost of the intangible assets to earnings in proportion to the amount of economic benefits obtained by the company in each reporting period. The company evaluates the remaining useful life of its intangible assets that are being amortized each reporting period to determine whether events and circumstances warrant a change to the remaining period of amortization. If the estimate of an intangible asset’s remaining useful life is changed, the remaining carrying amount of the intangible asset will be amortized prospectively over that revised remaining useful life. Total amortization expense related to other intangible assets during the last three years and future estimated amortization is as follows:

MILLIONS

2010	$41
2011	62
2012	237
2013	240
2014	224
2015	223
2016	217
2017	214

The significant increase in amortization from 2011 to 2012 is due primarily to the amortizable intangible assets acquired through the Nalco merger.

Long-Lived Assets

Long-Lived Assets

The company periodically reviews its long-lived and amortizable intangible assets for impairment and assesses whether significant events or changes in business circumstances indicate that the carrying value of the assets may not be recoverable. An impairment loss may be recognized when the carrying amount of an asset exceeds the anticipated future undiscounted cash flows expected to result from the use of the asset and its eventual disposition. The amount of the impairment loss to be recorded, if any, is calculated by the excess of the asset’s carrying value over its fair value.

Asset Retirement Obligations

Asset Retirement Obligations

The fair value of a liability for an asset retirement obligation associated with the retirement of tangible long-lived assets is recognized in the period in which it is incurred if a reasonable estimate of fair value can be made. The liability is adjusted to its present value in subsequent periods as accretion expense is recorded. The corresponding asset retirement costs are capitalized as part of the carrying amount of the related long-lived asset and depreciated over the asset’s useful life. The company’s asset retirement obligation liability was $13.0 million and $11.0 million, respectively, at December 31, 2012 and 2011.

Income Taxes

Income Taxes

Income taxes are recognized during the period in which transactions enter into the determination of financial statement income, with deferred income taxes being provided for the tax effect of temporary differences between the carrying amount of assets and liabilities and their tax bases. The company records a valuation allowance to reduce its deferred tax assets when uncertainty regarding their realizability exists. Deferred income taxes are provided on the undistributed earnings of foreign subsidiaries except to the extent such earnings are considered to be permanently reinvested in the subsidiary.

The company records liabilities for income tax uncertainties in accordance with the recognition and measurement criteria prescribed in authoritative guidance issued by the FASB.

Restructuring Activities

Restructuring Activities

The company incurs costs for restructuring activities associated with plans to enhance its efficiency and effectiveness and sharpen its competitiveness. These restructuring plans include costs associated with significant actions involving employee-related severance charges, contract termination costs and asset write-downs. Employee termination costs are largely based on policies and severance plans, and include personnel reductions and related costs for severance, benefits and ouplacement services. These charges are reflected in the quarter in which the actions are probable and the amounts are estimable, which is generally when management approves the associated actions. Contract termination costs include charges to terminate leases prior to the end of their respective terms and other contract termination costs. Asset write-downs include leasehold improvement write-downs and other asset write-downs associated with combining operations.

Revenue Recognition

Revenue Recognition

The company recognizes revenue on product sales at the time evidence of an arrangement exists, title to the product and risk of loss transfers to the customer, the price is fixed and determinable and collection is reasonably assured. The company recognizes revenue on services as they are performed. While the company employs a sales and service team to ensure customer’s needs are best met in a high quality way, the vast majority of the company’s revenue is generated from product sales. Outside of the service businesses discussed in Note 16, any other services are either incidental to a product sale and not sold separately, or insignificant.

The company’s sales policies do not provide for general rights of return. Critical estimates used in recognizing revenue include the delay between the time that products are shipped, when they are received by customers, when title transfers and the amount of credit memos issued in subsequent periods. The company records estimated reductions to revenue for customer programs and incentive offerings, including pricing arrangements, promotions and other volume-based incentives at the time the sale is recorded. The company also records estimated reserves for anticipated uncollectible accounts and for product returns and credits at the time of sale. Depending on market conditions, we may increase customer incentive offerings, which could reduce gross profit margins at the time the incentive is offered.

Share-Based Compensation

Share-Based Compensation

The company measures compensation expense for share-based awards at fair value at the date of grant and recognizes compensation expense over the service period for awards expected to vest. Grants to retirement eligible recipients (age 55 with required years of service) are attributed to expense using the non-substantive vesting method and are fully expensed over a six month period following the date of grant. In addition, the company includes a forfeiture estimate in the amount of compensation expense being recognized based on an estimate of the number of outstanding awards expected to vest.

Earnings per Common Share

Earnings Per Common Share

The computations of the basic and diluted earnings attributable to Ecolab per share amounts were as follows:

MILLIONS EXCEPT PER SHARE	2012	2011	2010
Net income attributable to Ecolab	$703.6	$462.5	$530.3
Weighted-average common shares outstanding
Basic	292.5	236.9	233.4
Effect of dilutive stock options, units and awards	6.4	5.2	4.2
Diluted	298.9	242.1	237.6
Earnings attributable to Ecolab per common share
Basic	$2.41	$1.95	$2.27
Diluted	$2.35	$1.91	$2.23
Anti-dilutive securities excluded from the computation of earnings per share	2.6	4.7	6.2

Comprehensive Income

Comprehensive Income

Comprehensive income includes net income, foreign currency translation adjustments, unrecognized gains and losses on securities, defined benefit pension and postretirement plan adjustments, gains and losses on derivative instruments designated and effective as cash flow hedges and non-derivative instruments designated and effective as foreign currency net investment hedges that are charged or credited to the accumulated other comprehensive loss account in shareholders’ equity.

Derivative Instruments and Hedging

Derivative Instruments and Hedging

The company uses foreign currency forward contracts, interest rate swaps and foreign currency debt to manage risks generally associated with foreign exchange rates, interest rates and net investments in foreign operations. The company does not hold derivative financial instruments of a speculative nature or for trading purposes.

All of the company’s derivatives are recognized on the balance sheet at their fair value. The earnings impact resulting from the change in fair value of the derivative instruments is recorded in the same line item in the consolidated statement of income as the underlying exposure being hedged.

SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2012
SIGNIFICANT ACCOUNTING POLICIES
Summarized activity in the allowance for doubtful accounts

MILLIONS	2012	2011	2010
Beginning balance	$49	$45	$52
Bad debt expense	37	15	18
Write-offs	(13)	(16)	(20)
Other(a)	—	5	(5)
Ending balance	$73	$49	$45

(a)	Other amounts are primarily the effects of changes in currency translations and the impact of allowance for returns and credits.

Changes in the carrying amount of goodwill

	U.S.	U.S.	INTERNATIONAL
	CLEANING &	OTHER	CLEANING, SANITIZING	GLOBAL	GLOBAL	GLOBAL
MILLIONS	SANITIZING	SERVICES	& SERVICES	WATER(b)	PAPER(b)	ENERGY(b)	TOTAL
December 31, 2010	$454.4	$50.5	$824.4	$—	$—	$—	$1,329.3
Business acquisitions(a)	89.2	—	5.1	1,933.0	179.3	2,291.6	4,498.2
Effect of foreign currency translation	—	—	27.8	—	—	—	27.8
December 31, 2011	543.6	50.5	857.3	1,933.0	179.3	2,291.6	5,855.3
Current year business acquisitions(a)	—	—	17.1	6.1	—	—	23.2
Prior year business acquisitions	—	—	—	22.9	9.6	20.5	53.0
Business disposals	(17.1)	—	—	—	—	—	(17.1)
Effect of foreign currency translation	—	—	(19.2)	11.1	1.0	13.2	6.1
Reclassifications(c)	(12.6)	—	(7.5)	20.1	—	—	—
December 31, 2012	$513.9	$50.5	$847.7	$1,993.2	$189.9	$2,325.3	$5,920.5

(a)	For 2012, none of the goodwill acquired is expected to be tax deductible. For 2011, $89.2 million of goodwill acquired is expected to be tax deductible.

(b)

The company completed its segment goodwill allocation related to the Nalco merger during the second quarter of 2012. As such, goodwill acquired through the Nalco merger has been disclosed for each legacy Nalco reportable segment above as of the date of the merger (December 1, 2011).

(c)	The reclassifications line represents the transfer of certain water treatment related goodwill into the Global Water reportable segment.

Weighted-average useful life by type of asset	NUMBER OF YEARS
Customer relationships	15
Trademarks	16
Patents	14
Other technology	8

Future estimated amortization expenses	MILLIONS
2010	$41
2011	62
2012	237
2013	240
2014	224
2015	223
2016	217
2017	214

Basic and diluted earnings attributable to Ecolab per share

MILLIONS EXCEPT PER SHARE	2012	2011	2010
Net income attributable to Ecolab	$703.6	$462.5	$530.3
Weighted-average common shares outstanding
Basic	292.5	236.9	233.4
Effect of dilutive stock options, units and awards	6.4	5.2	4.2
Diluted	298.9	242.1	237.6
Earnings attributable to Ecolab per common share
Basic	$2.41	$1.95	$2.27
Diluted	$2.35	$1.91	$2.23
Anti-dilutive securities excluded from the computation of earnings per share	2.6	4.7	6.2

SPECIAL (GAINS) AND CHARGES (Tables)	12 Months Ended
Dec. 31, 2012
SPECIAL (GAINS) AND CHARGES
Special (gains) and charges

MILLIONS	2012	2011	2010

Net sales
Customer agreement modification	$—	$29.6	$—
Cost of sales
Restructuring charges	22.7	5.3	—
Recognition of Nalco inventory fair value step-up	71.2	3.6	—
Subtotal	93.9	8.9	—
Special (gains) and charges
Restructuring charges	116.6	69.0	—
Champion acquisition costs	18.3	—	—
Nalco merger and integration costs	70.9	57.7	—
Gain on sale of businesses, litigation
related charges and other	(60.1)	4.3	3.3
Venezuela currency devaluation	—	—	4.2
Subtotal	145.7	131.0	7.5
Operating income subtotal	239.6	169.5	7.5
Interest expense, net
Debt extinguishment costs	18.2	—	—
Merger and acquisition debt costs	1.1	1.5	—
Subtotal	19.3	1.5	—
Net income attributable to noncontrolling interest
Recognition of Nalco inventory fair value step-up	(4.5)	—	—
Total special (gains) and charges	$254.4	$171.0	$7.5

Restructuring charges and subsequent activity

	2011 Restructuring Plan				Merger Restructuring Plan
	EMPLOYEE				EMPLOYEE
	TERMINATION	ASSET			TERMINATION	ASSET
MILLIONS	COSTS	DISPOSALS	OTHER	SUBTOTAL	COSTS	DISPOSALS	OTHER	SUBTOTAL	TOTAL
2011 Activity
Recorded expense and accrual	$60.5	$0.5	$7.1	$68.1	$6.6	$—	$—	$6.6	$74.7
Cash payments	(22.2)	—	(2.6)	(24.8)	(0.3)	—	—	(0.3)	(25.1)
Non-cash charges	—	(0.5)	—	(0.5)	—	—	—		(0.5)
Effect of foreign currency translation	(2.2)	—	—	(2.2)	—	—	—	—	(2.2)
Restructuring liability December 31, 2011	36.1	—	4.5	40.6	6.3	—	—	6.3	46.9
2012 Activity
Recorded expense and accrual	60.7	—	5.5	66.2	65.4	3.2	4.6	73.2	139.4
Cash payments	(33.6)	—	(1.5)	(35.1)	(28.4)	—	(1.8)	(30.2)	(65.3)
Non-cash charges	—	—	(3.9)	(3.9)	—	(3.2)	—	(3.2)	(7.1)
Effect of foreign currency translation	(0.8)	—	—	(0.8)	0.1	—	—	0.1	(0.7)
Restructuring liability December 31, 2012	$62.4	$—	$4.6	$67.0	$43.4	$—	$2.8	$46.2	$113.2

ACQUISITIONS AND DISPOSITIONS (Tables)	12 Months Ended
Dec. 31, 2012
Business acquisitions
Schedule of components of the aggregate purchase prices of acquisitions

MILLIONS	2012	2011	2010

Net tangible assets acquired (liabilities assumed)	$(1.0)	$58.6	$17.4
Identifiable intangible assets
Customer relationships	8.4	145.5	11.3
Patents	2.8	0.3	—
Trademarks	0.5	11.2	0.7
Other technology	0.3	8.4	5.7
Total intangible assets	12.0	165.4	17.7
Goodwill	23.3	94.3	8.3
Total aggregate purchase price	34.3	318.3	43.4
Contingent consideration	(2.6)	(5.0)	—
Liability for indemnification	16.0	(28.1)	—
Net cash paid for acquisitions	$47.7	$285.2	$43.4

Nalco merger
Business acquisitions
Schedule of cash and equity consideration transferred

MILLIONS, EXCEPT PER SHARE

Cash consideration
Number of Nalco common shares outstanding receiving cash consideration	41.9
Cash consideration per common share outstanding	$38.80
Total cash paid to Nalco shareholders electing cash consideration	$1,623.9
Stock consideration
Number of Nalco common shares outstanding receiving stock consideration	97.5
Exchange ratio	0.7005
Ecolab shares issued to Nalco shareholders electing stock consideration	68.3
Ecolab’s closing stock price on December 1, 2011	$55.62
Total fair value of stock consideration	$3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards	$73.5
Total fair value of cash and stock consideration	$5,497.1

Schedule of assets acquired and liabilities assumed as of merger date

		2012
	INITIAL	ADJUSTMENTS	FINAL
MILLIONS	VALUATION	TO FAIR VALUE	VALUATION

Current assets	$1,869.6	$(0.1)	$1,869.5
Property, plant and equipment	1,069.2	(1.2)	1,068.0
Other assets	97.3	(3.3)	94.0
Identifiable intangible assets:
Customer relationships	2,160.0	—	2,160.0
Patents	321.0	—	321.0
Trade names	1,230.0	—	1,230.0
Trademarks	79.0	—	79.0
Other technology	91.0	—	91.0
Total assets acquired	6,917.1	(4.6)	6,912.5
Current liabilities	1,105.5	(0.1)	1,105.4
Long-term debt	2,858.4	—	2,858.4
Pension and postretirement benefits	505.7	5.6	511.3
Net deferred tax liability	1,188.7	5.3	1,194.0
Noncontrolling interests and other liabilities	167.7	35.5	203.2
Total liabilities and noncontrolling interests assumed	5,826.0	46.3	5,872.3
Goodwill	4,403.9	53.0	4,456.9
Total consideration transferred	$5,495.0	$2.1	$5,497.1

Schedule of net sales and operating income from Nalco's business included in entity's results	MILLIONS

Net sales	$193.4
Operating income	13.8

Schedule of pro forma amounts
MILLIONS	2011	2010
(unaudited)
Net sales	$11,283.9	$10,326.0
Net income attributable to Ecolab	665.5	621.4
Earnings attributable to Ecolab per
common share
Basic	2.22	2.06
Diluted	2.17	2.02

BALANCE SHEET INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
BALANCE SHEET INFORMATION
Balance Sheet Information

DECEMBER 31 (MILLIONS)	2012	2011

Accounts receivable, net
Accounts receivable	$2,298.3	$2,144.6
Allowance for doubtful accounts	(73.2)	(49.3)
Total	$2,225.1	$2,095.3
Inventories
Finished goods	$774.3	$745.5
Raw materials and parts	338.3	351.4
Inventories at FIFO cost	1,112.6	1,096.9
Excess of FIFO cost over LIFO cost	(24.5)	(27.3)
Total	$1,088.1	$1,069.6
Property, plant and equipment, net
Land	$158.9	$158.8
Buildings and improvements	562.1	483.8
Leasehold improvements	80.5	77.3
Machinery and equipment	1,281.2	1,206.1
Merchandising and customer equipment	1,812.5	1,682.7
Capitalized software	385.7	385.7
Construction in progress	207.2	182.7
	4,488.1	4,177.1
Accumulated depreciation	(2,079.0)	(1,881.7)
Total	$2,409.1	$2,295.4
Other intangible assets, net
Cost of intangible assets not subject to amortization:
Trade names	$1,230.0	$1,230.0
Cost of intangible assets subject to amortization:
Customer relationships	$2,588.6	$2,593.2
Trademarks	185.2	201.0
Patents	414.7	404.4
Other technology	174.8	174.6
	3,363.3	3,373.2
Accumulated amortization:
Customer relationships	(373.1)	(204.8)
Trademarks	(51.2)	(48.6)
Patents	(65.6)	(36.3)
Other technology	(59.3)	(38.3)
Total	$4,044.1	$4,275.2
Other assets
Deferred income taxes	$51.0	$61.9
Pension	7.0	22.3
Other	248.6	278.6
Total	$306.6	$362.8
Other current liabilities
Discounts and rebates	$244.4	$239.9
Dividends payable	—	60.0
Interest payable	19.5	51.0
Taxes payable, other than income	97.3	74.1
Derivative liabilities	9.9	3.3
Restructuring	116.6	57.5
Other	283.3	262.9
Total	$771.0	$748.7
Other liabilities
Deferred income taxes	$1,174.2	$1,249.2
Income taxes payable - noncurrent	81.5	80.8
Other	147.2	160.7
Total	$1,402.9	$1,490.7
Accumulated other comprehensive loss
Unrealized gain (loss) on derivative financial instruments, net of tax	$(13.6)	$(13.5)
Unrecognized pension and postretirement benefit expense, net of tax	(613.8)	(481.3)
Cumulative translation, net of tax	167.7	149.9
Total	$(459.7)	$(344.9)

DEBT AND INTEREST (Tables)	12 Months Ended
Dec. 31, 2012
DEBT AND INTEREST
Schedule of short-term debt

MILLIONS,	2012		2011
EXCEPT INTEREST RATES		AVERAGE		AVERAGE
		INTEREST		INTEREST
	PAYABLE	RATE	PAYABLE	RATE

Short-term debt
Commercial paper	$593.7	0.46%	$916.1	0.67%
Notes payable	44.5	10.04%	100.3	7.52%
Long-term debt, current maturities	167.6		6.6
Total	$805.8		$1,023.0

Schedule of long-term debt

MILLIONS, EXCEPT INTEREST RATES			2012			2011
			AVERAGE	EFFECTIVE		AVERAGE	EFFECTIVE
	MATURITY	CARRYING	INTEREST	INTEREST	CARRYING	INTEREST	INTEREST
	BY YEAR	VALUE	RATE	RATE	VALUE	RATE	RATE

Long-term debt
Description / 2012 Principal Amount
Series A private placement senior notes (125 million euro)	2013	$162.3	4.36%	4.51%	$168.1	4.36%	4.51%
Series B private placement senior notes (175 million euro)	2016	227.3	4.59%	4.67%	235.3	4.59%	4.67%
Seven year 2008 senior notes ($250 million)	2015	249.4	4.88%	4.99%	249.1	4.88%	4.99%
Series A private placement senior notes ($250 million)	2018	250.0	3.69%	5.15%	250.0	3.69%	5.15%
Series B private placement senior notes ($250 million)	2023	250.0	4.32%	4.32%	250.0	4.32%	4.32%
Three year 2011 senior notes ($500 million)	2014	499.8	2.38%	2.40%	499.7	2.38%	2.40%
Five year 2011 senior notes ($1.25 billion)	2016	1,248.1	3.00%	3.04%	1,247.6	3.00%	3.04%
Ten year 2011 senior notes ($1.25 billion)	2021	1,249.3	4.35%	4.36%	1,249.2	4.35%	4.36%
Thirty year 2011 senior notes ($750 million)	2041	742.6	5.50%	5.53%	742.3	5.50%	5.53%
Three year 2012 senior notes ($500 million)	2015	499.8	1.00%	1.02%	—
Five year 2012 senior notes ($500 million)	2017	499.6	1.45%	1.47%	—
Nalco senior notes ($0)	2019	—			838.7	6.63%	5.13%
Nalco senior euro notes ($0)	2019	—			300.7	6.88%	5.53%
Nalco senior notes ($0)	2017	—			558.5	8.25%	6.30%
Capital lease obligations		13.8			18.3
Other		11.7			12.3
Total debt		5,903.7			6,619.8
Long-term debt, current maturities		(167.6)			(6.6)
Total long-term debt		$5,736.1			$6,613.2

Schedule of aggregate annual maturities of long-term debt
MILLIONS
2013	$168
2014	506
2015	755
2016	1,479
2017	501

Schedule of interest expense and interest income
MILLIONS	2012	2011	2010
Interest expense	$285.6	$82.1	$65.6
Interest income	(8.9)	(7.9)	(6.5)
Interest expense, net	$276.7	$74.2	$59.1

FAIR VALUE MEASUREMENTS (Tables)	12 Months Ended
Dec. 31, 2012
FAIR VALUE MEASUREMENTS
Schedule of estimated fair value of assets and liabilities measured on recurring basis

DECEMBER 31 (MILLIONS)	2012
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$2.2	$2.2	$—	$—
Foreign currency forward contracts	6.5	—	6.5	—

Liabilities:
Foreign currency forward contracts	9.9	—	9.9	—
Contingent consideration obligations	23.2	—	—	23.2

DECEMBER 31 (MILLIONS)	2011
	CARRYING	FAIR VALUE MEASUREMENTS
	AMOUNT	LEVEL 1	LEVEL 2	LEVEL 3
Assets:
Money market funds held in rabbi trusts	$0.9	$0.9	$—	$—
Foreign currency forward contracts	10.4	—	10.4	—

Liabilities:
Foreign currency forward contracts	3.3	—	3.3	—
Contingent consideration obligations	25.1	—	—	25.1

Schedule of changes in fair value of contingent consideration

MILLIONS	2012	2011
Balance at beginning of year	$25.1	$2.4
Liabilities recognized at acquistion date	2.6	5.0
Losses (gains) recognized in earnings	(1.9)	0.8
Settlements	(2.5)	—
Assumed through Nalco merger	—	16.9
Foreign currency translation	(0.1)	—
Balance at end of year	$23.2	$25.1

Carrying amount and estimated fair value of long-term debt
DECEMBER 31 (MILLIONS)	2012		2011
	CARRYING	FAIR	CARRYING	FAIR
	AMOUNT	VALUE	AMOUNT	VALUE
Long-term debt
(including current maturities)	$5,903.7	$6,488.8	$6,619.8	$6,885.3

DERIVATIVES AND HEDGING TRANSACTIONS (Tables)	12 Months Ended
Dec. 31, 2012
DERIVATIVES AND HEDGING TRANSACTIONS
Fair value of the company's outstanding derivatives

	ASSET DERIVATIVES		LIABILITY DERIVATIVES
MILLIONS	2012	2011	2012	2011

Derivatives designated as hedging instruments:

Foreign currency forward contracts	$0.8	$3.8	$1.7	$1.2

Derivatives not designated as hedging instruments:

Foreign currency forward contracts	5.7	6.6	8.2	2.1
Total	$6.5	$10.4	$9.9	$3.3

Impact on AOCI and earnings from derivative contracts qualified as cash flow hedges

MILLIONS	LOCATION	2012	2011	2010
Unrealized gain (loss) recognized into AOCI (effective portion)

Foreign currency forward contracts	AOCI (equity)	$(1.9)	$0.2	$(2.5)

Interest rate swap contracts	AOCI (equity)	—	(15.3)	—

Gain (loss) recognized in income (effective portion)

Foreign currency forward contracts	Sales	(0.1)	(0.3)	—
	Cost of sales	2.0	(4.7)	(4.1)
	SG&A	0.2	(1.5)	0.5
		2.1	(6.5)	(3.6)

Interest rate swap contracts	Interest expense, net	(2.7)	(0.8)	(0.4)
	Total	$(0.6)	$(7.3)	$(4.0)
Gain (loss) recognized in income (ineffective portion)

Foreign currency forward contracts	Interest expense, net	$(1.2)	$(1.8)	$(1.2)

Impact on earnings from derivative contracts not designated as hedging instruments

MILLIONS	LOCATION	2012	2011	2010

Gain (loss) recognized in income

Foreign currency forward contracts	SG&A	$(0.9)	$2.9	$(5.4)
	Interest expense, net	(7.0)	(5.4)	(5.5)
	Total	$(7.9)	$(2.5)	$(10.9)

Gains and losses on net investment hedge
MILLIONS	2012	2011	2010
Revaluation gains (losses), net of tax	$9.8	$(9.5)	$37.6

EQUITY COMPENSATION PLANS (Tables)	12 Months Ended
Dec. 31, 2012
EQUITY COMPENSATION PLANS
Summary of stock option activity and average exercise prices

	2012		2011		2010
	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE	NUMBER OF	EXERCISE
	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)	OPTIONS	PRICE(a)

Outstanding, beginning of year	20,126,579	$41.45	19,988,025	$38.66	22,262,204	$36.22
Granted	2,238,267	71.17	2,661,551	55.38	1,783,293	48.03
Issued in connection with Nalco merger	—	—	883,173	29.35	—	—
Exercised	(6,774,032)	35.16	(3,331,926)	32.59	(3,813,865)	28.46
Canceled	(465,658)	53.61	(74,244)	43.68	(243,607)	43.86
Outstanding, end of year	15,125,156	$48.29	20,126,579	$41.45	19,988,025	$38.66
Exercisable, end of year	11,036,700	$42.77	15,885,276	$38.57	16,091,416	$37.42
Vested and expected to vest, end of year	14,770,288	$48.01

(a) Represents weighted average price.

Weighted-average grant-date fair value of options granted and significant assumptions used in determining the underlying fair value of each option grant

	2012	2011	2010
Weighted-average grant-date fair value of options granted at market prices	$13.77	$11.01	$10.11
Assumptions
Risk-free rate of return	0.9%	1.4%	2.0%
Expected life	6 years	6 years	6 years
Expected volatility	22.8%	22.8%	23.1%
Expected dividend yield	1.3%	1.4%	1.4%

Summary of non-vested PBRSU awards and restricted stock activity

		GRANT		GRANT
	PBRSU	DATE FAIR	RSAs AND	DATE FAIR
	AWARDS	VALUE(a)	RSUs	VALUE(a)
December 30, 2010	845,630	$44.70	167,171	$43.54
Granted	572,350	52.96	126,121	51.02
Issued in connection with Nalco merger	857,366	55.62	808,883	55.62
Vested / Earned	(13,360)	55.62	(81,874)	48.71
Canceled	(121,321)	54.07	(3,641)	41.80
December 31, 2011	2,140,665	50.68	1,016,660	53.67
Granted	454,620	68.63	230,193	64.10
Vested / Earned	(285,249)	55.62	(362,926)	53.80
Canceled	(218,764)	53.14	(86,714)	52.03
December 31, 2012	2,091,272	$53.65	797,213	$56.79

(a) Represents weighted average price.

INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2012
INCOME TAXES
Income before income taxes
MILLIONS	2012	2011	2010
United States	$594.8	$440.0	$497.5
International	417.8	239.6	250.2
Total	$1,012.6	$679.6	$747.7

Provision for income taxes

MILLIONS	2012	2011	2010
Federal and state	$141.3	$104.9	$173.5
International	173.2	69.7	74.2
Total current	314.5	174.6	247.7
Federal and state	31.7	25.2	(26.3)
International	(34.9)	16.5	(4.8)
Total deferred	(3.2)	41.7	(31.1)
Provision for income taxes	$311.3	$216.3	$216.6

Net deferred tax assets and deferred tax liabilities

DECEMBER 31 (MILLIONS)	2012	2011
Deferred tax assets
Other accrued liabilities	$136.1	$112.4
Loss carryforwards	110.4	112.0
Share-based compensation	71.6	82.5
Pension and other comprehensive income	337.8	346.3
Foreign tax credits	47.6	44.7
Debt fair value adjustment	—	79.4
Other, net	138.9	120.4
Valuation allowance	(86.8)	(73.1)
Total	755.6	824.6
Deferred tax liabilities
Property, plant and equipment basis differences	246.8	289.6
Intangible assets	1,331.4	1,412.1
Unremitted foreign earnings	68.3	98.0
Other, net	30.5	60.9
Total	1,677.0	1,860.6
Net deferred tax liabilities balance	$(921.4)	$(1,036.0)

Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate

	2012	2011	2010
Statutory U.S. rate	35.0%	35.0%	35.0%
State income taxes, net of federal benefit	1.1	2.0	1.9
Foreign operations	(3.0)	(3.2)	(4.5)
Domestic manufacturing deduction	(2.6)	(2.9)	(2.0)
Change in valuation allowance	—	1.2	—
Nondeductible deal costs	0.5	0.8	—
Audit settlements and refunds	0.1	(0.5)	(1.3)
Other, net	(0.4)	(0.6)	(0.1)
Effective income tax rate	30.7%	31.8%	29.0%

Reconciliation of the beginning and ending amount of gross liability for unrecognized tax benefits

MILLIONS	2012	2011	2010

Balance at beginning of year	$89.5	$66.2	$116.7
Additions based on tax positions related to the current year	7.5	7.3	10.4
Additions for tax positions of prior years	5.0	1.4	0.2
Reductions for tax positions of prior years	(3.4)	(27.0)	(9.1)
Reductions for tax positions due to statute of limitations	(0.8)	(0.8)	(6.8)
Settlements	(8.0)	(8.0)	(44.6)
Assumed in connection with the Nalco merger	7.8	50.1	—
Foreign currency translation	(4.5)	0.3	(0.6)
Balance at end of year	$93.1	$89.5	$66.2

RENTALS AND LEASES (Tables)	12 Months Ended
Dec. 31, 2012
RENTALS AND LEASES
Future minimum payments under operating leases with noncancelable terms in excess of one year
MILLIONS
2013	$108
2014	84
2015	70
2016	59
2017	49
Thereafter	155
Total	$525

RETIREMENT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Pension and Postretirement Plans
Financial information related to pension and postretirement health care plans

	U.S. PENSION(a)		INTERNATIONAL PENSION		U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2012	2011	2012	2011
Accumulated Benefit Obligation, end of year	$1,889.2	$1,683.5	$1,075.2	$896.0	$281.5	$277.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,892.4	1,154.7	978.6	579.4	277.3	159.4
Service cost	50.5	46.7	29.6	23.1	5.1	2.2
Interest	89.3	63.4	48.3	28.2	12.9	9.0
Participant contributions			4.1	3.7	10.0	4.4
Medicare subsidies received					1.9	0.7
Curtailments and settlements			(4.8)	(5.4)
Plan amendments	(24.8)		(8.3)	(3.7)	(1.8)	0.1
Actuarial loss (gain)	173.0	128.9	165.5	(43.0)	0.7	(6.2)
Assumed through acquisitions		537.4	6.9	402.8		121.4
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			(4.1)	19.8
Projected benefit obligation, end of year	2,105.1	1,892.4	1,180.6	978.6	281.5	277.3
Plan Assets
Fair value of plan assets, beginning of year	1,352.1	988.9	612.6	318.5	16.6	19.6
Actual returns on plan assets	174.0	7.3	57.3	9.7	1.9	0.2
Company contributions	182.7	104.4	52.5	44.0	19.7	8.2
Participant contributions			4.1	3.7	1.5	2.3
Assumed through acquisitions		290.2		257.6
Settlements			(3.5)	(4.3)
Benefits paid	(75.3)	(38.7)	(35.2)	(26.3)	(24.6)	(13.7)
Foreign currency translation			1.5	9.7
Fair value of plan assets, end of year	1,633.5	1,352.1	689.3	612.6	15.1	16.6
Funded Status, end of year	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Consolidated Balance Sheet:
Other assets			7.0	22.3
Other current liabilities	(9.8)	(10.6)	(13.1)	(11.4)	(7.4)	(8.0)
Postretirement healthcare and pension benefits	(461.8)	(529.7)	(485.2)	(376.9)	(259.0)	(252.7)
Net liability	(471.6)	(540.3)	(491.3)	(366.0)	(266.4)	(260.7)

Amounts recognized in Accumulated
Other Comprehensive Loss:
Unrecognized net actuarial loss	769.1	690.4	241.3	102.8	12.3	12.9
Unrecognized net prior service costs (benefits)	(54.5)	(33.9)	(7.1)	(2.5)	(1.5)	0.3
Tax benefit	(273.0)	(251.7)	(67.1)	(30.8)	(5.7)	(6.2)
Accumulated other comprehensive loss, net of tax	441.6	404.8	167.1	69.5	5.1	7.0

Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(45.1)	(31.8)	(6.2)	(8.1)	(0.4)	(0.2)
Amortization of prior service costs (benefits)	4.2	4.2	(0.3)	(0.1)	(0.1)	(0.1)
Current period net actuarial loss (gain)	126.2	222.2	143.4	(30.2)	(0.1)	(5.0)
Current period prior service costs (benefits)	(24.8)		(4.3)	(3.7)	(1.8)	0.1
Settlement	(2.4)
Tax expense (benefit)	(21.3)	(72.4)	(36.3)	10.5	0.5	1.9
Foreign currency translation			1.3	6.6
Other comprehensive loss (income)	36.8	122.2	97.6	(25.0)	(1.9)	(3.3)

(a) Includes qualified and non-qualified plans

Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2013

	U.S.	INTERNATIONAL	U.S. POSTRETIREMENT
MILLIONS	PENSION (a)	PENSION	HEALTH CARE

Net actuarial loss	$62.3	$11.1	$0.6
Net prior service costs/(benefits)	(6.9)	(0.5)	(0.3)
Total	$55.4	$10.6	$0.3

(a) Includes qualified and non-qualified plans

Aggregate projected benefit obligation, accumulated benefit obligation and fair value of pension plan assets for plans with accumulated benefit obligations in excess of plan assets
DECEMBER 31 (MILLIONS)	2012	2011
Aggregate projected benefit obligation	$2,931.8	$2,638.2
Accumulated benefit obligation	2,635.0	2,378.2
Fair value of plan assets	1,972.1	1,727.8

U.S. Level 3 plan assets rollforward

MILLIONS	HEDGE FUNDS	PRIVATE EQUITY
Balance at December 31, 2010	$55.4	$10.6
Assumed through Nalco merger	25.9	21.0
Unrealized gains (losses)	(0.9)	2.7
Purchases, sales and settlements, net	46.7	7.2
Transfers in and/or out	—	—
Balance at December 31, 2011	$127.1	$41.5
Unrealized gains	7.5	1.0
Realized gains	—	3.3
Purchases, sales and settlements, net	—	2.4
Transfers in and/or out	—	—
Balance at December 31, 2012	$134.6	$48.2

Net periodic pension and postretirement health care benefit costs

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
MILLIONS	2012	2011	2010	2012	2011	2010	2012	2011	2010
Service cost - employee benefits earned during the year	$50.5	$46.7	$50.6	$29.6	$23.1	$18.9	$5.1	$2.2	$2.0
Interest cost on benefit obligation	89.3	63.4	62.6	48.3	28.2	26.7	12.9	9.0	8.8
Expected return on plan assets	(127.1)	(100.6)	(90.1)	(42.3)	(22.5)	(17.0)	(1.2)	(1.4)	(1.5)
Recognition of net actuarial loss	45.1	31.8	24.7	3.9	5.7	4.0	0.4	0.2	0.2
Amortization of prior service cost (benefit)	(4.2)	(4.2)	0.5	0.2	0.1	0.4	0.1	0.1	(0.4)
Settlements/Curtailments	2.4	—	0.3	1.6	1.3	0.1	—	—	—
Total expense	$56.0	$37.1	$48.6	$41.3	$35.9	$33.1	$17.3	$10.1	$9.1

(a) Includes qualified and non-qualified plans

Plan Assumptions

	U.S. PENSION(a)			INTERNATIONAL PENSION			U.S. POSTRETIREMENT HEALTH CARE
PERCENT	2012	2011	2010	2012	2011	2010	2012	2011	2010
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate	4.14%	4.86%	5.41%	4.04%	5.02%	4.62%	3.95%	4.80%	5.41%
Projected salary increase	4.32	4.08	4.32	2.74	2.98	3.40
Weighted-average actuarial assumptions used to determine net cost:
Discount rate	4.85	5.23	5.84	5.66	4.26	5.21	4.80	5.34	5.84
Expected return on plan assets	8.25	8.44	8.50	6.87	6.37	6.22	8.25	8.50	8.50
Projected salary increase	4.08	4.07	4.32	3.59	3.62	3.38

(a) Includes qualified and non-qualified plans

Effects of one-percentage point change in the assumed health care cost trend rates
	1-PERCENTAGE POINT
MILLIONS	INCREASE	DECREASE
Effect on total of service and interest cost components	$(0.1)	$0.1
Effect on postretirement benefit obligation	2.3	(2.9)

Estimated future benefits payments
		MEDICARE SUBSIDY
MILLIONS	ALL PLANS	RECEIPTS
2013	$169	$2
2014	170	2
2015	171	—
2016	184	—
2017	200	—
2018-2022	1,075	—

U.S. Pension and Postretirement Health Care Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	TARGET ASSET ALLOCATION PERCENTAGE		PERCENTAGE OF PLAN ASSETS
DECEMBER 31 (%)	2012	2011	2012	2011
Equity securities:
Large cap equity	34%	34%	36%	38%
Small cap equity	9	9	10	10
International equity	13	13	14	12
Fixed income:
Core fixed income	18	22	19	22
High-yield bonds	5	2	5	2
Emerging markets	2	—	2	—
Other:
Real estate	4	4	3	4
Hedge funds	9	10	8	9
Private equity	6	6	3	3
Total	100%	100%	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.8			$8.8
Equity securities:
Large cap equity	594.2			594.2
Small cap equity	159.9			159.9
International equity	223.7			223.7
Fixed income:
Core fixed income	308.9			308.9
High-yield bonds	81.8			81.8
Emerging markets	32.6			32.6
Other:
Real estate		$55.5		55.5
Hedge funds			$134.6	134.6
Private equity			48.2	48.2
Other		0.4		0.4
Total	$1,409.9	$55.9	$182.8	$1,648.6

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Equity securities:
Large cap equity	$525.1			525.1
Small cap equity	131.0			131.0
International equity	161.8			161.8
Fixed income:
Core fixed income	303.5			303.5
High-yield bonds	21.0			21.0
Emerging markets	6.1			6.1
Other:
Real estate		$49.4		49.4
Hedge funds			$127.1	127.1
Private equity			41.5	41.5
Other	1.7	0.5		2.2
Total	$1,150.2	$49.9	$168.6	$1,368.7

International Pension Benefits
Pension and Postretirement Plans
Allocation and fair value of plan assets for defined benefit pension and postretirement health care benefit plans

ASSET CATEGORY	PERCENTAGE OF PLAN ASSETS
	2012	2011
DECEMBER 31 (%)
Cash	1%	1%
Equity securities:
International equity	42	41
Fixed income:
Corporate bonds	23	22
Government bonds	18	20
Total fixed income	41	42
Other:
Insurance contracts	14	15
Real estate	2	1
Other	—	—
Total	100%	100%

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2012
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$8.0			$8.0
Equity securities:
International equity		$288.8		288.8
Fixed income:
Corporate bonds	5.2	150.7		155.9
Government bonds	8.1	117.4		125.5
Other:
Insurance contracts		96.4		96.4
Real estate		10.7		10.7
Other	0.5	3.5		4.0
Total	$21.8	$667.5		$689.3

MILLIONS	FAIR VALUE AS OF DECEMBER 31, 2011
	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL
Cash	$6.7			$6.7
Equity securities:
International equity		$248.0		248.0
Fixed income:
Corporate bonds	10.9	126.1		137.0
Government bonds	17.1	102.3		119.4
Other:
Insurance contracts		92.5		92.5
Real estate		9.0		9.0
Total	$34.7	$577.9		$612.6

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Tables)	12 Months Ended
Dec. 31, 2012
OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION
Schedule of net sales and operating income (loss) by reportable segment

	Net Sales			Operating Income (Loss)
MILLIONS	2012	2011	2010	2012	2011	2010

U.S. Cleaning & Sanitizing	$2,992.9	$2,930.3	$2,721.9	$651.4	$556.7	$513.9
U.S. Other Services	474.6	457.1	448.5	70.8	69.7	71.4
Int’l Cleaning, Sanitizing & Other Services	3,175.8	3,075.1	2,899.4	340.8	285.8	254.5
Global Water	2,087.4	67.2	—	235.9	11.0	—
Global Paper	805.4	33.9	—	86.3	6.2	—
Global Energy	2,268.0	92.3	—	360.1	17.7	—
Corporate	—	(29.6)	—	(459.9)	(211.6)	(30.5)
Subtotal at fixed currency	11,804.1	6,626.3	6,069.8	1,285.4	735.5	809.3
Effect of foreign currency translation	34.6	172.2	19.9	3.9	18.3	(2.5)
Consolidated	$11,838.7	$6,798.5	$6,089.7	$1,289.3	$753.8	$806.8

Schedule of depreciation and amortization, capital expenditures (including capitalized software expenditures) and total assets by reportable segment

				Capital Expenditures
	Depreciation & Amortization			(Including Capitalized Software)			Total Assets
(MILLIONS)	2012	2011	2010	2012	2011	2010	2012	2011
U.S. Cleaning & Sanitizing	$202.7	$199.8	$184.3	$214.2	$163.4	$148.7	$2,146.0	$2,270.7
U.S. Other Services	5.4	5.3	5.4	8.1	4.5	2.5	162.2	154.2
Int’l Cleaning, Sanitizing & Other Services	167.9	174.0	158.2	168.5	176.3	146.5	2,634.6	2,607.9
Global Water, Paper & Energy	154.8	5.6	—	216.7	21.8	—	11,215.4	11,082.4
Corporate	183.7	11.0	—	—	—	—	1,414.1	2,069.5
Consolidated	$714.5	$395.7	$347.9	$607.5	$366.0	$297.7	$17,572.3	$18,184.7

Schedule of total service revenue within the company's operating segments, at public exchange rates
	Service Revenue
(MILLIONS)	2012	2011	2010

U.S. Other Services	$401.1	$384.5	$379.0
International Cleaning, Sanitizing & Other Services	212.1	202.4	183.0

Schedule of net sales and long-lived assets, net by geographic region

	Net Sales			Long-Lived Assets, net
(MILLIONS)	2012	2011	2010	2012	2011

United States	$5,865.3	$3,551.2	$3,170.4	$7,100.3	$7,202.8
EMEA	3,027.9	1,955.5	1,843.2	1,908.4	1,990.6
Asia Pacific	1,586.8	721.4	575.7	2,377.1	2,339.6
Latin America	849.7	321.2	272.5	714.3	687.4
Canada	509.0	249.2	227.9	580.2	568.3
Consolidated	$11,838.7	$6,798.5	$6,089.7	$12,680.3	$12,788.7

QUARTERLY FINANCIAL DATA (UNAUDITED) (Tables)	12 Months Ended
Dec. 31, 2012
QUARTERLY FINANCIAL DATA (UNAUDITED)
Quarterly financial data

	FIRST	SECOND	THIRD	FOURTH
MILLIONS, EXCEPT PER SHARE	QUARTER	QUARTER	QUARTER	QUARTER	YEAR

2012
Net sales	$2,810.9	$2,958.7	$3,023.3	$3,045.8	$11,838.7
Cost of sales (including special charges of $76.0, $3.1, $3.2 and $11.6 in Q1, Q2, Q3 and Q4, respectively)	1,614.0	1,608.9	1,616.4	1,644.2	6,483.5
Selling, general and administrative expenses	989.7	981.7	977.7	971.1	3,920.2
Special (gains) and charges	41.4	41.6	28.0	34.7	145.7
Operating income	165.8	326.5	401.2	395.8	1,289.3
Interest expense, net (including special charges of $18.2 and $1.1 in Q1 and Q4, respectively)	86.1	63.9	64.2	62.5	276.7
Income before income taxes	79.7	262.6	337.0	333.3	1,012.6
Provision for income taxes	35.6	79.2	97.7	98.8	311.3
Net income including noncontrolling interest	44.1	183.4	239.3	234.5	701.3
Less: Net income attributable to noncontrolling interest (including special charges of $4.5 in Q1)	(5.6)	(1.1)	1.3	3.1	(2.3)
Net income attributable to Ecolab	$49.7	$184.5	$238.0	$231.4	$703.6
Earnings attributable to Ecolab per common share
Basic	$0.17	$0.63	$0.81	$0.79	$2.41
Diluted	$0.17	$0.62	$0.80	$0.77	$2.35
Weighted-average common shares outstanding
Basic	291.5	291.9	292.7	293.8	292.5
Diluted	297.9	298.2	298.6	299.9	298.9
2011
Net sales (including special charges of $29.6 in Q4)	$1,518.3	$1,698.8	$1,736.1	$1,845.3	$6,798.5
Cost of sales (including special charges of $0.8, $4.5 and $3.6 in Q1, Q3 and Q4, respectively)	770.4	860.8	877.9	966.5	3,475.6
Selling, general and administrative expenses	581.6	609.6	595.3	651.6	2,438.1
Special (gains) and charges	14.6	30.1	23.3	63.0	131.0
Operating income	151.7	198.3	239.6	164.2	753.8
Interest expense, net (including special charges of $1.5 in Q4)	13.5	13.1	13.2	34.4	74.2
Income before income taxes	138.2	185.2	226.4	129.8	679.6
Provision for income taxes	44.4	59.0	71.9	41.0	216.3
Net income including noncontrolling interest	93.8	126.2	154.5	88.8	463.3
Less: Net income attributable to noncontrolling interest	0.2	0.3	0.2	0.1	0.8
Net income attributable to Ecolab	$93.6	$125.9	$154.3	$88.7	$462.5
Earnings attributable to Ecolab per common share
Basic	$0.40	$0.54	$0.67	$0.35	$1.95
Diluted	$0.40	$0.53	$0.65	$0.34	$1.91
Weighted-average common shares outstanding
Basic	232.0	231.6	231.9	252.2	236.9
Diluted	235.9	236.1	236.1	257.5	242.1

NATURE OF BUSINESS (Details)	Dec. 31, 2012 country
NATURE OF BUSINESS
Number of countries in which company delivers comprehensive programs and services	170

SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Mar. 31, 2012	Dec. 31, 2011
Decrease in other assets
Reclassification adjustment	$ 57.1	$ 56.1
Decrease in other liabilities
Reclassification adjustment		56.1
Increase in other liabilities
Reclassification adjustment	7.8
Decrease in income taxes payable
Reclassification adjustment	64.9
Decrease in cash used by deferred income taxes
Reclassification adjustment	$ 64.9

SIGNIFICANT ACCOUNTING POLICIES (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash and Cash Equivalents
Maximum term of original maturity to classify instruments as cash and cash equivalents	3 months
Allowance for doubtful accounts, returns and credits	$ 13	$ 12	$ 7
Allowance for Doubtful Accounts
Activity in the allowance for doubtful accounts
Allowance for doubtful accounts, beginning balance	49	45	52
Bad debt expense	37	15	18
Write-offs	(13)	(16)	(20)
Other		5	(5)
Allowance for doubtful accounts, ending balance	$ 73	$ 49	$ 45

SIGNIFICANT ACCOUNTING POLICIES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Inventory valuation
LIFO inventory as percentage of consolidated inventory	31.00%	30.00%
Property, Plant and Equipment
Total depreciation expense	$ 468.2	$ 331.4	$ 306.4
Buildings and Leasehold Improvements | Minimum
Property, Plant and Equipment
Estimated useful life	5 years
Buildings and Leasehold Improvements | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment
Estimated useful life	18 years
Merchandising and Customer Equipment and Capital Software | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Merchandising and Customer Equipment and Capital Software | Maximum
Property, Plant and Equipment
Estimated useful life	10 years

SIGNIFICANT ACCOUNTING POLICIES (Details 4) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years	14 years
Total amortization expense related to other intangible assets	$ 237	$ 62	$ 41
Future estimated amortization expense related to amortizable other identifiable intangible assets
2013	240
2014	224
2015	223
2016	217
2017	$ 214
Customer relationships
Other intangible assets
Weighted-average useful life of other amortizable assets	15 years
Trademarks
Other intangible assets
Weighted-average useful life of other amortizable assets	16 years
Patents
Other intangible assets
Weighted-average useful life of other amortizable assets	14 years
Other technology
Other intangible assets
Weighted-average useful life of other amortizable assets	8 years

SIGNIFICANT ACCOUNTING POLICIES (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended			12 Months Ended			12 Months Ended					12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 02, 2011	Dec. 31, 2012 Minimum	Dec. 31, 2012 Maximum	Dec. 31, 2012 Nalco Trademarks	Dec. 31, 2012 U.S. Cleaning and Sanitizing	Dec. 31, 2011 U.S. Cleaning and Sanitizing	Dec. 31, 2012 U.S. Other Services	Dec. 31, 2011 U.S. Other Services	Dec. 31, 2010 U.S. Other Services	Dec. 31, 2012 International Cleaning, Sanitizing & Services	Dec. 31, 2011 International Cleaning, Sanitizing & Services	Dec. 31, 2012 Global Water	Dec. 31, 2011 Global Water	Dec. 31, 2012 Global Paper	Dec. 31, 2011 Global Paper	Dec. 31, 2012 Global Energy	Dec. 31, 2011 Global Energy
Changes in the carrying amount of goodwill for each of the company's reportable segments
Goodwill impairment test, discount rate used (as a percent)				9.60%	10.40%
Discount rate used in the purchase price allocation (as a percent)			11.50%
Beginning goodwill, net	$ 5,855.3	$ 1,329.3					$ 543.6	$ 454.4	$ 50.5	$ 50.5	$ 50.5	$ 857.3	$ 824.4	$ 1,933		$ 179.3		$ 2,291.6
Current year business acquisitions	23.2	4,498.2						89.2				17.1	5.1	6.1	1,933		179.3		2,291.6
Prior year business acquisitions	53													22.9		9.6		20.5
Business disposals	(17.1)						(17.1)
Effect of foreign currency translation	6.1	27.8										(19.2)	27.8	11.1		1		13.2
Reclassifications							(12.6)					(7.5)		20.1
Ending goodwill, net	5,920.5	5,855.3					513.9	543.6	50.5	50.5	50.5	847.7	857.3	1,993.2	1,933	189.9	179.3	2,325.3	2,291.6
Carrying value of asset subject to impairment testing						$ 1,200

SIGNIFICANT ACCOUNTING POLICIES (Details 6) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Asset Retirement Obligations
Asset retirement obligation liability	$ 13				$ 11				$ 13	$ 11
Share-Based Compensation
Retirement eligible grant recipients, minimum age									55 years
Grants to retirement eligible recipients, expense period									6 months
Computations of the basic and diluted earnings attributable to Ecolab per share amounts
Net income attributable to Ecolab	$ 231.4	$ 238	$ 184.5	$ 49.7	$ 88.7	$ 154.3	$ 125.9	$ 93.6	$ 703.6	$ 462.5	$ 530.3
Weighted-average common shares outstanding
Basic (in shares)	293.8	292.7	291.9	291.5	252.2	231.9	231.6	232	292.5	236.9	233.4
Effect of dilutive stock options, units and awards (in shares)									6.4	5.2	4.2
Diluted (in shares)	299.9	298.6	298.2	297.9	257.5	236.1	236.1	235.9	298.9	242.1	237.6
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 0.35	$ 0.67	$ 0.54	$ 0.4	$ 2.41	$ 1.95	$ 2.27
Diluted (in dollars per share)	$ 0.77	$ 0.8	$ 0.62	$ 0.17	$ 0.34	$ 0.65	$ 0.53	$ 0.4	$ 2.35	$ 1.91	$ 2.23
Anti-dilutive securities excluded from computation of earnings per share (in shares)									2.6	4.7	6.2

SPECIAL (GAINS) AND CHARGES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Special (gains) and charges
Customer agreement modification					$ 29.6
Subtotal	34.7	28	41.6	41.4	63	23.3	30.1	14.6	145.7	131	7.5
Total special (gains) and charges									254.4	171	7.5
Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									155.8	62.8
Acquisition integration charges									155.8	62.8
Champion
Special (gains) and charges
Acquisition integration charges									19.4
Net sales
Special (gains) and charges
Customer agreement modification										29.6
Cost of sales
Special (gains) and charges
Restructuring charges									22.7	5.3
Subtotal									93.9	8.9
Cost of sales | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									71.2	3.6
Special (gains) and charges
Special (gains) and charges
Restructuring charges									116.6	69
Gain on sale of businesses, litigation related charges and other									(60.1)	4.3	3.3
Venezuela currency devaluation											4.2
Subtotal									145.7	131	7.5
Special (gains) and charges | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									70.9	57.7
Special (gains) and charges | Champion
Special (gains) and charges
Acquisition costs									18.3
Interest expense, net
Special (gains) and charges
Debt extinguishment costs									18.2
Acquisition costs									1.1	1.5
Subtotal									19.3	1.5
Net income attributable to noncontrolling interest | Nalco Holding Company ("Nalco")
Special (gains) and charges
Acquisition costs									(4.5)
Operating income subtotal
Special (gains) and charges
Subtotal									$ 239.6	$ 169.5	$ 7.5

SPECIAL (GAINS) AND CHARGES (Details 2) (USD $) In Millions, unless otherwise specified	3 Months Ended		12 Months Ended								23 Months Ended	12 Months Ended			13 Months Ended	12 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2012	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2012 Champion	Dec. 31, 2012 Nalco	Dec. 31, 2011 Nalco	Dec. 31, 2012 2011 Restructuring Plan and Merger Restructuring Plan	Dec. 31, 2011 2011 Restructuring Plan and Merger Restructuring Plan	Dec. 31, 2012 2011 Restructuring Plan	Dec. 31, 2011 2011 Restructuring Plan	Dec. 31, 2012 2011 Restructuring Plan	Dec. 31, 2012 2011 Restructuring Plan Low end of range position	Dec. 31, 2012 Merger Restructuring Plan position	Dec. 31, 2011 Merger Restructuring Plan	Dec. 31, 2012 Merger Restructuring Plan	Dec. 31, 2012 Nalco Restructuring Plan	Dec. 31, 2011 Nalco Restructuring Plan	Dec. 31, 2012 Employee termination costs 2011 Restructuring Plan	Dec. 31, 2011 Employee termination costs 2011 Restructuring Plan	Dec. 31, 2012 Employee termination costs Merger Restructuring Plan	Dec. 31, 2011 Employee termination costs Merger Restructuring Plan	Dec. 31, 2011 Asset disposals 2011 Restructuring Plan	Dec. 31, 2012 Asset disposals Merger Restructuring Plan	Dec. 31, 2012 Other 2011 Restructuring Plan	Dec. 31, 2011 Other 2011 Restructuring Plan	Dec. 31, 2012 Other Merger Restructuring Plan
Restructuring reserve
Restructuring expense and accrual							$ 139.4	$ 74.7	$ 66.2	$ 68.1	$ 134.3		$ 73.2	$ 6.6	$ 79.8			$ 60.7	$ 60.5	$ 65.4	$ 6.6	$ 0.5	$ 3.2	$ 5.5	$ 7.1	$ 4.6
Cash payments							(65.3)	(25.1)	(35.1)	(24.8)			(30.2)	(0.3)		(7.4)		(33.6)	(22.2)	(28.4)	(0.3)			(1.5)	(2.6)	(1.8)
Non-cash charges							(7.1)	(0.5)	(3.9)	(0.5)			(3.2)									(0.5)	(3.2)	(3.9)
Effect of foreign currency translation							(0.7)	(2.2)	(0.8)	(2.2)			0.1					(0.8)	(2.2)	0.1
Restructuring liability	57.5	116.6					113.2	46.9	67	40.6	67		46.2	6.3	46.2	3.4	10.6	62.4	36.1	43.4	6.3			4.6	4.5	2.8
Other restructuring information
Number of positions expected to be eliminated												750	500
Number of positions expected to be eliminated beyond 2012													1,500
Restructuring charge expected to be incurred through 2013, pretax									150				180
Restructuring charge expected to be incurred through 2013, after tax									125				120
Restructuring charges, expected cash expenditures									140				160
Restructuring charges, expected asset disposals									10				20
Restructuring charges, after tax									46.1	54.2	100.3		54.5	4.1	58.6
Non-restructuring special (gains) and charges
Business combination and integration related costs, pre tax				19.4	155.8	62.8
Business combination and integration related costs, net of tax				16.7	113.7	45.6
Debt Instrument, Face Amount				500
Gain (charges) on sale of business and litigation related charges, before tax			60.1
Gain (charges) on sale of business and litigation related charges, after tax			35.7
Charges related to long-term customer agreement modification	29.6
Charges related to long-term customer agreement modification, after	$ 18.4

ACQUISITIONS AND DISPOSITIONS (Details) (USD $) In Millions, except Share data, unless otherwise specified	3 Months Ended								12 Months Ended											1 Months Ended	12 Months Ended			12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Special (gains) and charges	Dec. 31, 2011 Special (gains) and charges	Dec. 31, 2010 Special (gains) and charges	Dec. 31, 2012 Interest expense, net	Dec. 31, 2011 Interest expense, net	Dec. 31, 2012 Cost of sales	Dec. 31, 2011 Cost of sales	Dec. 02, 2011 Private placement senior notes	Dec. 31, 2011 Nalco merger Segment	Dec. 31, 2012 Nalco merger	Dec. 31, 2011 Nalco merger	Dec. 02, 2011 Nalco merger	Dec. 31, 2012 Nalco merger Special (gains) and charges	Dec. 31, 2011 Nalco merger Special (gains) and charges	Dec. 31, 2012 Nalco merger Net income attributable to noncontrolling interest	Dec. 31, 2012 Nalco merger Cost of sales	Dec. 31, 2011 Nalco merger Cost of sales
ACQUISITIONS AND DISPOSITIONS
Number of operating units									14											3
Percentage of stock converted into the right to receive the entity's common stock																				70.00%
Percentage of stock converted into the right to receive cash																				30.00%
Percentage of consideration received by acquiree's stockholders who elected stock option																				94.00%
Percentage of consideration received by acquiree's stockholders who elected cash option																				100.00%
Merger and integration costs															$ 1.1	$ 1.5					$ 155.8	$ 62.8		$ 70.9	$ 57.7	$ (4.5)	$ 71.2	$ 3.6
Special (gains) and charges related to merger and integration charges, closing costs and advisory fees	34.7	28	41.6	41.4	63	23.3	30.1	14.6	145.7	131	7.5	145.7	131	7.5	19.3	1.5	93.9	8.9
Cash consideration
Number of common shares outstanding electing cash consideration																				41,900,000
Cash consideration per common share outstanding																				$ 38.8
Total cash paid to shareholders electing cash consideration																							1,623.9
Stock consideration
Number of common shares outstanding electing stock consideration																				97,500,000
Common stock issuable for each share of the acquired entity (in shares)																				0.7005
Ecolab shares issued to shareholders electing stock consideration																				68,300,000
Ecolab's closing stock price																							$ 55.62
Total fair value of stock consideration																							3,799.7
Fair value of Nalco equity compensation awards converted to Ecolab awards																							73.5
Total fair value of cash and stock consideration																							5,497.1
Aggregate principal amount																			$ 500

ACQUISITIONS AND DISPOSITIONS (Details 2) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended			1 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Nalco merger	Dec. 31, 2012 Nalco merger Customer relationships	Dec. 31, 2012 Nalco merger Patents	Dec. 31, 2012 Nalco merger Trademarks	Dec. 31, 2012 Nalco merger Other technology	Dec. 31, 2011 Nalco merger Initial Valuation	Dec. 31, 2011 Nalco merger Initial Valuation Customer relationships	Dec. 31, 2011 Nalco merger Initial Valuation Patents	Dec. 31, 2011 Nalco merger Initial Valuation Trade names	Dec. 31, 2011 Nalco merger Initial Valuation Trademarks	Dec. 31, 2011 Nalco merger Initial Valuation Other technology	Dec. 31, 2012 Nalco merger 2012 Adjustments to Fair Value	Dec. 31, 2012 Nalco merger Actual Valuation	Dec. 31, 2012 Nalco merger Actual Valuation Customer relationships	Dec. 31, 2012 Nalco merger Actual Valuation Patents	Dec. 31, 2012 Nalco merger Actual Valuation Trade names	Dec. 31, 2012 Nalco merger Actual Valuation Trademarks	Dec. 31, 2012 Nalco merger Actual Valuation Other technology
ACQUISITIONS AND DISPOSITIONS
Net adjustment made to the preliminary purchase price allocation																							$ 53
Assets acquired and liabilities assumed
Current assets																	1,869.6						(0.1)	1,869.5
Property, plant and equipment																	1,069.2						(1.2)	1,068
Other assets																	97.3						(3.3)	94
Identifiable intangible assets																		2,160	321	1,230	79	91			2,160	321	1,230	79	91
Total assets acquired																	6,917.1						(4.6)	6,912.5
Current liabilities																	1,105.5						(0.1)	1,105.4
Long-term debt																	2,858.4							2,858.4
Pension and postretirement benefits																	505.7						5.6	511.3
Net deferred tax liability																	1,188.7						5.3	1,194
Noncontrolling interests and other liabilities																	167.7						35.5	203.2
Total liabilities and noncontrolling interests assumed																	5,826						46.3	5,872.3
Goodwill																	4,403.9						53	4,456.9
Total consideration transferred																	5,495							5,497.1
Weighted average useful lives of identifiable intangible assets acquired									13 years	13 years	13 years		15 years	14 years	15 years	8 years
Net sales	3,045.8	3,023.3	2,958.7	2,810.9	1,845.3	1,736.1	1,698.8	1,518.3	11,838.7	6,798.5	6,089.7	193.4
Operating Income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8	13.8
Pro forma net sales and results of operations
Net sales										11,283.9	10,326
Net income attributable to Ecolab										$ 665.5	$ 621.4
Earnings attributable to Ecolab per common share
Basic (in dollars per share)										$ 2.22	$ 2.06
Diluted (in dollars per share)										$ 2.17	$ 2.02

ACQUISITIONS AND DISPOSITIONS (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended			3 Months Ended	6 Months Ended	12 Months Ended	3 Months Ended			12 Months Ended	1 Months Ended	12 Months Ended		1 Months Ended		3 Months Ended		12 Months Ended		3 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Cleantec	Jun. 30, 2012 Cleantec	Dec. 31, 2010 Cleantec	Mar. 31, 2012 Esoform	Mar. 31, 2012 InsetCenter	Jun. 30, 2012 Econ Industria e Comercio de Produtos de Higiene e Lipeza Ltda	Dec. 31, 2012 Quimiproductos S.A. de C.V.	Dec. 31, 2012 Champion	Dec. 31, 2012 Champion	Dec. 31, 2012 Champion Maximum	Dec. 31, 2012 Champion Pending business acquisition	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Sep. 30, 2012 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Mar. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Dec. 31, 2012 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Dec. 31, 2011 U.S. Cleaning and Sanitizing O.R. Solutions, Inc.	Sep. 30, 2010 U.S. Cleaning and Sanitizing Dober laundry division	Mar. 31, 2011 Int'l Cleaning, Sanitizing & Other Services Cleantec
Components of the aggregate purchase prices of the acquisitions and investment in affiliates:
Net tangible assets acquired (liabilities assumed)	$ (1)	$ 58.6	$ 17.4
Identifiable intangible assets
Customer relationships	8.4	145.5	11.3
Patents	2.8	0.3
Trademarks	0.5	11.2	0.7
Other technology	0.3	8.4	5.7
Total intangible assets	12	165.4	17.7
Goodwill	23.3	94.3	8.3
Total aggregate purchase price	34.3	318.3	43.4			43									260
Contingent consideration	(2.6)	(5)
Liability for indemnification	16	(28.1)			2													13	26
Net cash paid for acquisitions	47.7	285.2	43.4
Payment of the escrow balance to the seller				2												13
Weighted average useful lives of identifiable intangible assets acquired	13 years	13 years	13 years
Estimated annual sales pre-acquisition							12	6	9	43		1,400					55			37	55
Total consideration transferred														2,200
Percentage of consideration paid in cash														75.00%
Percentage of consideration paid in stock														25.00%
Additional amount of cash required to be paid													100
Additional amount of cash required to be paid as a percentage of incremental federal tax on merger consideration											50.00%	50.00%
Proceeds from public offering of debt securities expected to be used to finance the transaction											$ 500

ACQUISITIONS AND DISPOSITIONS (Details 4) (USD $) In Millions, unless otherwise specified	3 Months Ended		1 Months Ended	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2010	Dec. 31, 2012 Vehicle Care division	Dec. 31, 2011 Vehicle Care division
Dispositions
Consideration from sale of business	$ 13		$ 116.9
Gain on sale of business, before tax			76.3
Gain on sale of business, after tax			47.5
Sales of disposed operation				65
Gain on sale of investment	$ 13	$ 5.9

BALANCE SHEET INFORMATION (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Accounts receivable, net
Accounts receivable	$ 2,298.3	$ 2,144.6
Allowance for doubtful accounts	(73.2)	(49.3)
Total	2,225.1	2,095.3
Inventories
Finished goods	774.3	745.5
Raw materials and parts	338.3	351.4
Inventories at FIFO cost	1,112.6	1,096.9
Excess of FIFO cost over LIFO cost	(24.5)	(27.3)
Total	1,088.1	1,069.6
Property, plant and equipment, net
Land	158.9	158.8
Buildings and improvements	562.1	483.8
Leasehold improvements	80.5	77.3
Machinery and equipment	1,281.2	1,206.1
Merchandising and customer equipment	1,812.5	1,682.7
Capitalized software	385.7	385.7
Construction in progress	207.2	182.7
Property, plant and equipment, gross	4,488.1	4,177.1
Accumulated depreciation	(2,079)	(1,881.7)
Total	2,409.1	2,295.4
Cost of intangibles:
Other intangible assets, gross	3,363.3	3,373.2
Total	4,044.1	4,275.2
Other assets
Deferred income taxes	51	61.9
Pension	7	22.3
Other	248.6	278.6
Total	306.6	362.8
Other current liabilities:
Discounts and rebates	244.4	239.9
Dividends payable		60
Interest payable	19.5	51
Taxes payable, other than income	97.3	74.1
Derivative liabilities	9.9	3.3
Restructuring	116.6	57.5
Other	283.3	262.9
Total	771	748.7
Other liabilities
Deferred income taxes	1,174.2	1,249.2
Income taxes payable - noncurrent	81.5	80.8
Other	147.2	160.7
Total	1,402.9	1,490.7
Accumulated other comprehensive loss
Unrealized loss on derivative financial instruments, net of tax	(13.6)	(13.5)
Unrecognized pension and postretirement benefit expense, net of tax	(613.8)	(481.3)
Cumulative translation, net of tax	167.7	149.9
Total	(459.7)	(344.9)
Trade names
Cost of intangible assets not subject to amortization:
Other intangible assets, gross	1,230	1,230
Customer relationships
Cost of intangibles:
Other intangible assets, gross	2,588.6	2,593.2
Accumulated amortization	(373.1)	(204.8)
Trademarks
Cost of intangibles:
Other intangible assets, gross	185.2	201
Accumulated amortization	(51.2)	(48.6)
Patents
Cost of intangibles:
Other intangible assets, gross	414.7	404.4
Accumulated amortization	(65.6)	(36.3)
Other technology
Cost of intangibles:
Other intangible assets, gross	174.8	174.6
Accumulated amortization	$ (59.3)	$ (38.3)

DEBT AND INTEREST (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Commercial paper count	Dec. 31, 2011 Commercial paper	Dec. 31, 2012 U.S. commercial paper program	Dec. 31, 2011 U.S. commercial paper program	Dec. 31, 2012 European commercial paper	Dec. 31, 2012 Notes payable	Dec. 31, 2011 Notes payable	Apr. 30, 2012 364 day credit facility	Dec. 31, 2011 364 day credit facility	Aug. 31, 2012 New 364 day credit facility	Dec. 31, 2011 Multi-year credit facility	Dec. 02, 2011 Multi-year credit facility	Sep. 30, 2011 Multi-year credit facility
Components of the company's debt obligations, along with applicable interest rate
Short-term debt			$ 593,700,000	$ 916,100,000				$ 44,500,000	$ 100,300,000
Long-term debt, current maturities	167,600,000	6,600,000
Short-term debt including current maturities of long-term debt	805,800,000	1,023,000,000
Average interest rate (as a percent)			0.46%	0.67%				10.04%	7.52%
Maximum borrowing capacity under the credit agreement before amendment										2,000,000,000					600,000,000
Maximum borrowing capacity under the credit agreement										1,000,000,000	2,000,000,000	500,000,000		1,500,000,000	1,500,000,000
Term of credit facility										364 days	364 days	364 days	5 years
Maximum borrowing capacity, commercial paper					2,000,000,000		200,000,000
Combined maximum borrowing capacity, commercial paper			2,000,000,000
Number of commercial paper programs			2
Outstanding U.S. commercial paper					$ 594,000,000	$ 916,000,000

DEBT AND INTEREST (Details 2)	3 Months Ended								12 Months Ended												1 Months Ended							1 Months Ended			1 Months Ended			12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended								1 Months Ended	3 Months Ended	1 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2012 USD ($)	Jun. 30, 2012 USD ($)	Mar. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Sep. 30, 2011 USD ($)	Jun. 30, 2011 USD ($)	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Senior euro notes USD ($) series	Dec. 31, 2012 Senior euro notes EUR (€) series	Dec. 31, 2012 Five year 2012 senior notes USD ($)	Dec. 30, 2012 Five year 2012 senior notes USD ($)	Dec. 31, 2012 Seven year 2008 senior notes USD ($)	Dec. 31, 2011 Seven year 2008 senior notes USD ($)	Feb. 29, 2008 Seven year 2008 senior notes USD ($)	Dec. 31, 2012 Series of notes issued by the company in August 2012, December 2011 and February 2008	Dec. 31, 2012 Series of notes issued by the company in December, 2006 and November, 2011	Oct. 31, 2011 Private placement senior notes USD ($) series	Dec. 31, 2012 Series A private placement senior euro notes, due 2013 USD ($)	Dec. 31, 2012 Series A private placement senior euro notes, due 2013 EUR (€)	Dec. 31, 2011 Series A private placement senior euro notes, due 2013 USD ($)	Dec. 31, 2012 Series B private placement senior euro notes, due 2016 USD ($)	Dec. 31, 2012 Series B private placement senior euro notes, due 2016 EUR (€)	Dec. 31, 2011 Series B private placement senior euro notes, due 2016 USD ($)	Oct. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2012 Series A private placement senior notes due 2018 USD ($)	Dec. 31, 2011 Series A private placement senior notes due 2018 USD ($)	Oct. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2012 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2011 Series B private placement senior notes due 2023 USD ($)	Dec. 31, 2012 Three year 2011 senior notes USD ($)	Dec. 31, 2011 Three year 2011 senior notes USD ($)	Dec. 31, 2012 Five year 2011 senior notes USD ($)	Dec. 31, 2011 Five year 2011 senior notes USD ($)	Dec. 31, 2012 Ten year 2011 senior notes USD ($)	Dec. 31, 2011 Ten year 2011 senior notes USD ($)	Dec. 31, 2012 Thirty year 2011 senior notes USD ($)	Dec. 31, 2011 Thirty year 2011 senior notes USD ($)	Aug. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2012 Three year 2012 senior notes USD ($)	Dec. 31, 2011 Nalco senior notes ($0) USD ($)	Dec. 31, 2011 Nalco senior euro notes (euro 0) USD ($)	Dec. 31, 2011 Nalco senior notes ($0) USD ($)	Dec. 31, 2012 Capital lease obligations USD ($)	Dec. 31, 2011 Capital lease obligations USD ($)	Dec. 31, 2012 Other USD ($)	Dec. 31, 2011 Other USD ($)	Jan. 31, 2012 Nalco senior notes USD ($)	Mar. 31, 2012 Nalco senior notes USD ($)	Feb. 28, 2011 Term notes USD ($)	Dec. 31, 2011 2011 Public Debt Offering USD ($)	Dec. 31, 2011 2011 Public Debt Offering Minimum	Dec. 31, 2011 2011 Public Debt Offering Maximum	Nov. 30, 2012 Term loan USD ($)
Debt instrument
CARRYING VALUE	$ 5,903,700,000				$ 6,619,800,000				$ 5,903,700,000	$ 6,619,800,000				$ 499,600,000		$ 249,400,000	$ 249,100,000					$ 162,300,000		$ 168,100,000	$ 227,300,000		$ 235,300,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 250,000,000	$ 499,800,000	$ 499,700,000	$ 1,248,100,000	$ 1,247,600,000	$ 1,249,300,000	$ 1,249,200,000	$ 742,600,000	$ 742,300,000		$ 499,800,000	$ 838,700,000	$ 300,700,000	$ 558,500,000	$ 13,800,000	$ 18,300,000	$ 11,700,000	$ 12,300,000				$ 3,750,000,000
AVERAGE INTEREST RATE (as a percent)														1.45%		4.88%	4.88%	4.88%				4.36%	4.36%	4.36%	4.59%	4.59%	4.59%	3.69%	3.69%	3.69%	4.32%	4.32%	4.32%	2.38%	2.38%	3.00%	3.00%	4.35%	4.35%	5.50%	5.50%		1.00%	6.63%	6.88%	8.25%							6.88%
EFFECTIVE INTEREST RATE (as a percent)														1.47%		4.99%	4.99%					4.51%	4.51%	4.51%	4.67%	4.67%	4.67%		5.15%	5.15%		4.32%	4.32%	2.40%	2.40%	3.04%	3.04%	4.36%	4.36%	5.53%	5.53%		1.02%	5.13%	5.53%	6.30%
Long-term debt, current maturities	(167,600,000)				(6,600,000)				(167,600,000)	(6,600,000)
Long-term debt	5,736,100,000				6,613,200,000				5,736,100,000	6,613,200,000
Aggregate principal amount												390,000,000	300,000,000		500,000,000	250,000,000		250,000,000			500,000,000		125,000,000			175,000,000			250,000,000			250,000,000		500,000,000		1,250,000,000		1,250,000,000		750,000,000			500,000,000														900,000,000
Number of series of senior notes												2	2								2
Issuance of Debt securities																																										500,000,000
Redemption of notes																																																			1,700,000,000
Repayment of debt																																																					150,000,000
Interest rate (as a percent)															1.45%																											1.00%													2.38%	5.50%
Principal outstanding plus accrued unpaid interest payable at prepayment of notes (as a percent)														101.00%					101.00%	100.00%
Debt instrument, term																												7 years			12 years			3 years		5 years		10 years		30 years			3 years
Aggregate annual maturities of long-term debt
2013	168,000,000								168,000,000
2014	506,000,000								506,000,000
2015	755,000,000								755,000,000
2016	1,479,000,000								1,479,000,000
2017	501,000,000								501,000,000
Interest
Interest expense									285,600,000	82,100,000	65,600,000
Interest income									(8,900,000)	(7,900,000)	(6,500,000)
Interest expense, net	62,500,000	64,200,000	63,900,000	86,100,000	34,400,000	13,200,000	13,100,000	13,500,000	276,700,000	74,200,000	59,100,000
Loss on early extinguishment of debt																																																				$ 18,200,000

FAIR VALUE MEASUREMENTS (Details) (Recurring, USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
LEVEL 1
Assets:
Money market funds held in rabbi trusts	$ 2.2	$ 0.9
LEVEL 2
Assets:
Foreign currency forward contracts	6.5	10.4
Liabilities:
Foreign currency forward contracts	9.9	3.3
LEVEL 3
Liabilities:
Contingent consideration obligation	23.2	25.1
CARRYING AMOUNT
Assets:
Money market funds held in rabbi trusts	2.2	0.9
Foreign currency forward contracts	6.5	10.4
Liabilities:
Foreign currency forward contracts	9.9	3.3
Contingent consideration obligation	$ 23.2	$ 25.1

FAIR VALUE MEASUREMENTS (Details 2) (Contingent consideration, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Contingent consideration
Changes in liabilities measured at fair value on a recurring basis using significant unobservable inputs (Level 3)
Balance at beginning of year	$ 25.1	$ 2.4
Liabilities recognized at acquisition date	2.6	5
Losses (gain) recognized in earnings	(1.9)	0.8
Settlements	(2.5)
Assumed through Nalco merger		16.9
Foreign currency translation	(0.1)
Balance at end of year	$ 23.2	$ 25.1

FAIR VALUE MEASUREMENTS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
CARRYING AMOUNT
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 5,903.7	$ 6,619.8
FAIR VALUE
Carrying amount and fair value of financial instruments
Long-term debt (including current maturities)	$ 6,488.8	$ 6,885.3

DERIVATIVES AND HEDGING TRANSACTIONS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011 contract	Dec. 31, 2006 contract
DERIVATIVES AND HEDGING TRANSACTIONS
Maximum period for hedged transactions	12 months
Number of interest rate swap contracts entered into and subsequently closed		6	2
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	$ 6.5	$ 10.4
LIABILITY DERIVATIVES	9.9	3.3
Foreign currency forward contracts
Fair value of the company's outstanding derivatives
Notional values	1,300	586
Derivatives designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	0.8	3.8
LIABILITY DERIVATIVES	1.7	1.2
Derivatives not designated as hedging instruments | Foreign currency forward contracts
Fair value of the company's outstanding derivatives
ASSET DERIVATIVES	5.7	6.6
LIABILITY DERIVATIVES	$ 8.2	$ 2.1

DERIVATIVES AND HEDGING TRANSACTIONS (Details 2) In Millions, unless otherwise specified	12 Months Ended					12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 Senior euro notes USD ($)	Dec. 31, 2012 Senior euro notes EUR (€)	Dec. 31, 2012 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2011 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Cash Flow Hedges Derivatives designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Sales USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Sales USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Cost of sales USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Selling, general and administrative expenses USD ($)	Dec. 31, 2012 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2010 Cash Flow Hedges Foreign currency forward contracts Derivatives not designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments AOCI (equity) USD ($)	Dec. 31, 2012 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2011 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2010 Cash Flow Hedges Interest rate swap Derivatives designated as hedging instruments Interest expense, net USD ($)	Dec. 31, 2012 Net Investment Hedge USD ($)	Dec. 31, 2011 Net Investment Hedge USD ($)	Dec. 31, 2010 Net Investment Hedge USD ($)	Sep. 30, 2012 Net Investment Hedge Foreign currency forward contracts EUR (€)
Impact on AOCI and earnings from derivative contracts
Unrealized gain (loss) recognized into AOCI (effective portion)												$ (1.9)	$ 0.2	$ (2.5)																					$ (15.3)
Gain (loss) recognized in income (effective portion)						(0.6)	(7.3)	(4)	2.1	(6.5)	(3.6)				(0.1)	(0.3)	2	(4.7)	(4.1)	0.2	(1.5)	0.5														(2.7)	(0.8)	(0.4)
Gain (Loss) recognized in income on derivative (ineffective portion)																							(1.2)	(1.8)	(1.2)
Gain (loss) recognized in income																										(7.9)	(2.5)	(10.9)	(0.9)	2.9	(5.4)	(7)	(5.4)	(5.5)
Net Investment Hedge:
Euro-denominated debt, carrying value				390	300
Euro-denominated notional amount of forward contract																																										100
Revaluation gains (losses), net of tax	$ 9.8	$ (9.5)	$ 37.6																																				$ 9.8	$ (9.5)	$ 37.6

SHAREHOLDERS' EQUITY (Details) (USD $)	12 Months Ended			1 Months Ended		12 Months Ended				1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Common stock	Sep. 30, 2011 Common stock	Dec. 31, 2012 Common stock	Dec. 31, 2011 Common stock	Dec. 31, 2010 Common stock	May 31, 2011 Common stock	Aug. 31, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 02, 2011 Common stock Nalco Holding Company ("Nalco")	Dec. 31, 2011 Undesignated preferred stock
Shareholder's Equity
Par value of common stock (in dollars per share)	$ 1	$ 1						$ 1
Authorized common Stock (in shares)	800,000,000	800,000,000		800,000,000		800,000,000	800,000,000	400,000,000
Dividend declared, per share of common stock (in dollars per share)	$ 0.83	$ 0.725	$ 0.64			$ 0.83	$ 0.725	$ 0.64
Common stock, shares issued											68,316,283
Preferred stock, shares authorized												15,000,000
Common stock, shares authorized to be repurchased									15,000,000
Additional shares authorized to be repurchased contingent upon merger										10,000,000
Common Stock, value of share repurchase program					$ 1,000,000,000
Amount of common stock to be repurchased under ASR agreement				500,000,000
Shares received under ASR agreement				8,330,379		122,314
Common stock, shares reacquired through open and private market purchases						2,600,569	3,491,425	7,366,001
Shares authorized to be repurchased						15,810,096
Dollar value of shares remaining to be purchased						$ 279,000,000
Number of shares reacquired related to the exercise of stock options and the vesting of stock awards						734,857	187,454	242,161

EQUITY COMPENSATION PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended						12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco Holding Company ("Nalco")	Dec. 02, 2011 Nalco Holding Company ("Nalco")	Dec. 31, 2012 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")	Dec. 31, 2011 Nalco's 2004 Stock Incentive Plan Nalco Holding Company ("Nalco")
EQUITY COMPENSATION PLANS
Common shares available for grant (in shares)	5,316,532	8,813,059	11,608,387
Value of awards granted, portion from stock options under current program (as a percent)	50.00%
Value of awards granted, portion from PBRSUs under current program (as a percent)	50.00%
Total compensation expense related to all share-based compensation plans	$ 66	$ 40	$ 29
Total compensation expense, net of tax benefit	45	27	19
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	115			10	38
Weighted-average period over which unrecognized compensation costs on nonvested awards expected to be recognized	1 year 10 months 24 days
Stock incentive and option plans
Total measured but unrecognized compensation expense related to non-vested share-based compensation arrangements granted under all of the company's plans	115			10	38
Shares approved for issuance under the plan (in shares)			12,000,000					1,405,530
Stock award exchange ratio							0.67959
Total fair value of converted equity compensation								111
Portion of total fair value of converted equity compensation included in consideration transferred to acquire the entity						$ 73.5		$ 73

EQUITY COMPENSATION PLANS (Details 2) (Stock Options, USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Options
Stock incentive and option plans
Stock option expiration period	10 years
Stock option vesting period	3 years
SHARES
Outstanding, beginning of year (in shares)	20,126,579	19,988,025	22,262,204
Granted (in shares)	2,238,267	2,661,551	1,783,293
Issued in connection with Nalco merger (in shares)		883,173
Exercised (in shares)	(6,774,032)	(3,331,926)	(3,813,865)
Canceled (in shares)	(465,658)	(74,244)	(243,607)
Outstanding, end of year (in shares)	15,125,156	20,126,579	19,988,025
Exercisable, end of year (in shares)	11,036,700	15,885,276	16,091,416
Vested and expected to vest, end of year (in shares)	14,770,288
AVERAGE PRICE PER SHARE
Outstanding, beginning of year (in dollars per share)	$ 41.45	$ 38.66	$ 36.22
Granted (in dollars per share)	$ 71.17	$ 55.38	$ 48.03
Issued in connection with Nalco merger (in dollars per share)		$ 29.35
Exercised (in dollars per share)	$ 35.16	$ 32.59	$ 28.46
Canceled (in dollars per share)	$ 53.61	$ 43.68	$ 43.86
Outstanding, end of year (in dollars per share)	$ 48.29	$ 41.45	$ 38.66
Exercisable, end of year (in dollars per share)	$ 42.77	$ 38.57	$ 37.42
Vested and expected to vest, end of year (in dollars per shares)	$ 48.01
Total intrinsic value of options exercised during period	$ 211	$ 69	$ 76
Total aggregate intrinsic value of in-the-money options exercisable	313
Total aggregate intrinsic value of in-the-money options outstanding	346
Weighted-average remaining contractual life of options outstanding	6 years 6 months
Weighted-average remaining contractual life of options exercisable	4 years
Aggregate intrinsic value of vested and expected to vest options outstanding	$ 342
Weighted-average remaining contractual life of vested and expected to vest options outstanding	6 years 4 months 24 days

EQUITY COMPENSATION PLANS (Details 3) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
EQUITY COMPENSATION PLANS
Weighted average grant date fair value of options granted at market prices (in dollars per share)	$ 13.77	$ 11.01	$ 10.11
Stock Options
Assumptions
Risk-free rate of return (as a percent)	0.90%	1.40%	2.00%
Expected life	6 years	6 years	6 years
Expected volatility (as a percent)	22.80%	22.80%	23.10%
Expected dividend yield (as a percent)	1.30%	1.40%	1.40%
Vesting period	3 years
Stock Options | Minimum
Assumptions
Yield curve of U.S. treasury rates	1 month
Stock Options | Maximum
Assumptions
Yield curve of U.S. treasury rates	10 years
PBRSU Awards
Assumptions
Period of requisite continued service	3 years
Common stock issuable for each vested stock award (in shares)	1
Vesting period	3 years
Restricted Stock Awards and Units | Minimum
Assumptions
Vesting period	12 months
Restricted Stock Awards and Units | Maximum
Assumptions
Vesting period	60 months

EQUITY COMPENSATION PLANS (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
PBRSU Awards
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	2,140,665	845,630
Stock awards granted (in shares)	454,620	572,350
Issued in connection with Nalco merger (in shares)		857,366
Stock awards vested/ earned (in shares)	(285,249)	(13,360)
Stock awards cancelled (in shares)	(218,764)	(121,321)
Stock awards outstanding, at the end of period (in shares)	2,091,272	2,140,665
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 50.68	$ 44.7
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 68.63	$ 52.96
Issued in connection with Nalco merger (in dollars per share)		$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 55.62	$ 55.62
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 53.14	$ 54.07
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 53.65	$ 50.68
Restricted Stock Awards and Units
Summary of PBRSU awards and restricted stock activity:
Stock awards outstanding, at the beginning of period (in shares)	1,016,660	167,171
Stock awards granted (in shares)	230,193	126,121
Issued in connection with Nalco merger (in shares)		808,883
Stock awards vested/ earned (in shares)	(362,926)	(81,874)
Stock awards cancelled (in shares)	(86,714)	(3,641)
Stock awards outstanding, at the end of period (in shares)	797,213	1,016,660
Weighted-average fair value at grant-date of stock awards outstanding, at the beginning of period (in dollars per share)	$ 53.67	$ 43.54
Weighted-average fair value at grant-date of stock awards granted (in dollars per share)	$ 64.1	$ 51.02
Issued in connection with Nalco merger (in dollars per share)		$ 55.62
Weighted-average fair value at grant-date of stock awards vested/earned (in dollars per share)	$ 53.8	$ 48.71
Weighted-average fair value at grant-date of stock awards cancelled (in dollars per share)	$ 52.03	$ 41.8
Weighted-average fair value at grant-date of stock awards outstanding, at the end of period (in dollars per share)	$ 56.79	$ 53.67

INCOME TAXES (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income before income taxes
United States									$ 594.8	$ 440	$ 497.5
International									417.8	239.6	250.2
Income before income taxes	333.3	337	262.6	79.7	129.8	226.4	185.2	138.2	1,012.6	679.6	747.7
Current income tax expense (benefit)
Federal and state									141.3	104.9	173.5
International									173.2	69.7	74.2
Total current									314.5	174.6	247.7
Deferred income tax expense (benefit)
Federal and state									31.7	25.2	(26.3)
International									(34.9)	16.5	(4.8)
Total deferred									(3.2)	41.7	(31.1)
Provision for income taxes	$ 98.8	$ 97.7	$ 79.2	$ 35.6	$ 41	$ 71.9	$ 59	$ 44.4	$ 311.3	$ 216.3	$ 216.6

INCOME TAXES (Details 2) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets
Other accrued liabilities	$ 136.1	$ 112.4
Loss carryforwards	110.4	112
Share-based compensation	71.6	82.5
Pension and other comprehensive income	337.8	346.3
Foreign tax credit	47.6	44.7
Debt fair value adjustment		79.4
Other, net	138.9	120.4
Valuation allowance	(86.8)	(73.1)
Total deferred tax assets	755.6	824.6
Deferred tax liabilities
Property plant and equipment basis differences	246.8	289.6
Intangible assets	1,331.4	1,412.1
Unremitted foreign earnings	68.3	98
Other, net	30.5	60.9
Total deferred tax liabilities	1,677	1,860.6
Net deferred tax liability	$ (921.4)	$ (1,036)

INCOME TAXES (Details 3) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Operating loss carryforwards
Net operating loss carryforwards	$ 110.4	$ 112
Valuation allowance on certain deferred tax assets	87
Foreign tax credit carryforwards, expiration period	10 years
Foreign tax credit carryforwards	47.6	44.7
Federal
Operating loss carryforwards
Net operating loss carryforwards	1
State
Operating loss carryforwards
Net operating loss carryforwards	14
International
Operating loss carryforwards
Net operating loss carryforwards	95
Carryforwards expiring from 2014 to 2022	46
No expiration	$ 49

INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)	1.10%	2.00%	1.90%
Foreign operations (as a percent)	(3.00%)	(3.20%)	(4.50%)
Domestic manufacturing deduction (as a percent)	(2.60%)	(2.90%)	(2.00%)
Change in valuation allowance (as a percent)		1.20%
Nondeductible deal costs (as a percent)	0.50%	0.80%
Audit settlements and refunds (as a percent)	0.10%	(0.50%)	(1.30%)
Other, net (as a percent)	(0.40%)	(0.60%)	(0.10%)
Effective income tax rate (as a percent)	30.70%	31.80%	29.00%
Unremitted foreign earnings that are considered permanently reinvested	$ 1,400,000,000	$ 1,200,000,000
Decrease in company's gross liability for unrecognized tax benefits that could result from tax settlements during the next twelve months	13,000,000
Recognized discrete tax benefit, net	9,200,000		8,000,000
Recognized discrete tax expense, net		7,400,000
Income tax charge due to the passage of the U.S. Patient Protection and Affordable Care Law			5,000,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year	89,500,000	66,200,000	116,700,000
Additions based on tax positions related to the current year	7,500,000	7,300,000	10,400,000
Additions for tax positions of prior years	5,000,000	1,400,000	200,000
Reductions for tax positions of prior years	(3,400,000)	(27,000,000)	(9,100,000)
Reductions for tax positions due to statute of limitations	(800,000)	(800,000)	(6,800,000)
Settlements	(8,000,000)	(8,000,000)	(44,600,000)
Assumed in connection with the Nalco merger	7,800,000	50,100,000
Foreign currency translation	(4,500,000)	300,000	(600,000)
Balance at end of year	93,100,000	89,500,000	66,200,000
Unrecognized tax benefits that would affect the annual effective tax rate	91,000,000
Interest on unrecognized tax benefits accrued during the period	3,000,000
Income tax penalties and interest accrued	$ 11,000,000	$ 6,000,000

RENTALS AND LEASES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RENTALS AND LEASES
Operating leases, rental expense	$ 183	$ 130	$ 121
Future minimum payments under operating leases with noncancelable terms in excess of one year were:
2013	108
2014	84
2015	70
2016	59
2017	49
Thereafter	155
Total	525
Maximum term, operating leases for vehicles with month-to-month renewal	1 year
Estimated payments under operating leases for vehicles in 2013	$ 46

RESEARCH EXPENDITURES (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
RESEARCH EXPENDITURES
Research expenditures related to the development of new products and processes, including significant improvements and refinements to existing products	$ 183	$ 96	$ 88

COMMITMENTS AND CONTINGENCIES (Details)	1 Months Ended				12 Months Ended				1 Months Ended					12 Months Ended
	Oct. 31, 2010 complaint	Sep. 30, 2010 complaint	Aug. 31, 2010 complaint	Jul. 31, 2010 complaint	Dec. 31, 2012 location lawsuit	Dec. 31, 2010 complaint	Dec. 31, 2012 Wage Hour Claims item	Dec. 31, 2012 State class item	Apr. 30, 2012 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Apr. 30, 2011 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Aug. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jul. 31, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Jun. 30, 2010 Deepwater Horizon Incident Nalco Holding Company ("Nalco") lawsuit	Dec. 31, 2012 Deepwater Horizon Incident Nalco Holding Company ("Nalco") dispersant complaint case item	Dec. 31, 2012 Purported class of terminated California employees Wage Hour Claims item	Dec. 31, 2012 National class item	Dec. 31, 2012 National class Wage Hour Claims item
Environmental matters
Number of locations for environmental assessments and remediation					37
Loss contingencies
Number of wage hour lawsuits					7			3								2
Number of lawsuits certified for class action status							2
Number of lawsuits seek class certification							3								1
Period to appeal court's decision after entry of final judgment under Federal Rule of Appellate Procedure					30 days
Number of putative class action complaints filed									9	9	9	9	9
Number of complaints filed by individuals	8	8	8	8		8
Number of oil dispersants for which the EPA released toxicity data														8
Number of master complaints naming Nalco and others who responded to the oil spill (known as the "B3 Bundle")														1
Number of cases in the B3 Bundle														15
Minimum number of master complaints claimants may assert causes of action														1
Number of cases previously filed against entity that are not included in the B3 Bundle														6
Number of proposed class action settlements							2							2			1

RETIREMENT PLANS (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Amounts recognized in Consolidated Balance Sheet:
Other assets	$ 7	$ 22.3
Postretirement health care and pension benefits.	(1,220.5)	(1,173.4)
Amounts recognized in Accumulated Other Comprehensive Loss:
Accumulated other comprehensive loss, net of tax	613.8	481.3
Change in Accumulated Other Comprehensive Loss:
Other comprehensive loss (income)	131.2	87.3	(33.6)
Non-qualified plans
Projected Benefit Obligation
Projected benefit obligation, end of year	110	94
U.S. PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,889.2	1,683.5
Projected Benefit Obligation
Projected benefit obligation, beginning of year	1,892.4	1,154.7
Service cost	50.5	46.7	50.6
Interest	89.3	63.4	62.6
Plan amendments	(24.8)
Actuarial loss (gain)	173	128.9
Assumed through acquisitions		537.4
Benefits paid	(75.3)	(38.7)
Projected benefit obligation, end of year	2,105.1	1,892.4	1,154.7
Plan Assets
Fair value of plan assets, beginning of year	1,352.1	988.9
Actual returns on plan assets	174	7.3
Company contributions	182.7	104.4
Assumed through Nalco merger		290.2
Benefits paid	(75.3)	(38.7)
Fair value of plan assets, end of year	1,633.5	1,352.1	988.9
Funded Status, end of year	(471.6)	(540.3)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(9.8)	(10.6)
Postretirement health care and pension benefits.	(461.8)	(529.7)
Net liability	(471.6)	(540.3)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	769.1	690.4
Unrecognized net prior service costs (benefits)	(54.5)	(33.9)
Tax benefit	(273)	(251.7)
Accumulated other comprehensive loss, net of tax	441.6	404.8
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(45.1)	(31.8)
Amortization of prior service costs (benefits)	4.2	4.2
Current period net actuarial loss (gain)	126.2	222.2
Current period prior service costs (benefits)	(24.8)
Settlement	(2.4)
Tax expense (benefit)	(21.3)	(72.4)
Other comprehensive loss (income)	36.8	122.2
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	62.3
Net prior service costs/(benefits)	(6.9)
Total	55.4
INTERNATIONAL PENSION
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	1,075.2	896
Projected Benefit Obligation
Projected benefit obligation, beginning of year	978.6	579.4
Service cost	29.6	23.1	18.9
Interest	48.3	28.2	26.7
Participant contributions	4.1	3.7
Curtailments and settlements	(4.8)	(5.4)
Plan amendments	(8.3)	(3.7)
Actuarial loss (gain)	165.5	(43)
Assumed through acquisitions	6.9	402.8
Benefits paid	(35.2)	(26.3)
Foreign currency translation	(4.1)	19.8
Projected benefit obligation, end of year	1,180.6	978.6	579.4
Plan Assets
Fair value of plan assets, beginning of year	612.6	318.5
Actual returns on plan assets	57.3	9.7
Company contributions	52.5	44
Participant contributions	4.1	3.7
Assumed through Nalco merger		257.6
Settlements	(3.5)	(4.3)
Benefits paid	(35.2)	(26.3)
Foreign currency translation	1.5	9.7
Fair value of plan assets, end of year	689.3	612.6	318.5
Funded Status, end of year	(491.3)	(366)
Amounts recognized in Consolidated Balance Sheet:
Other assets	7	22.3
Other current liabilities	(13.1)	(11.4)
Postretirement health care and pension benefits.	(485.2)	(376.9)
Net liability	(491.3)	(366)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	241.3	102.8
Unrecognized net prior service costs (benefits)	(7.1)	(2.5)
Tax benefit	(67.1)	(30.8)
Accumulated other comprehensive loss, net of tax	167.1	69.5
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(6.2)	(8.1)
Amortization of prior service costs (benefits)	(0.3)	(0.1)
Current period net actuarial loss (gain)	143.4	(30.2)
Current period prior service costs (benefits)	(4.3)	(3.7)
Tax expense (benefit)	(36.3)	10.5
Foreign currency translation	1.3	6.6
Other comprehensive loss (income)	97.6	(25)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	11.1
Net prior service costs/(benefits)	(0.5)
Total	10.6
U.S. POSTRETIREMENT HEALTH CARE
Defined Benefit Plan Disclosure
Accumulated Benefit Obligation, end of year	281.5	277.3
Projected Benefit Obligation
Projected benefit obligation, beginning of year	277.3	159.4
Service cost	5.1	2.2	2
Interest	12.9	9	8.8
Participant contributions	10	4.4
Medicare subsidies received	1.9	0.7
Plan amendments	(1.8)	0.1
Actuarial loss (gain)	0.7	(6.2)
Assumed through acquisitions		121.4
Benefits paid	(24.6)	(13.7)
Projected benefit obligation, end of year	281.5	277.3	159.4
Plan Assets
Fair value of plan assets, beginning of year	16.6	19.6
Actual returns on plan assets	1.9	0.2
Company contributions	19.7	8.2
Participant contributions	1.5	2.3
Benefits paid	(24.6)	(13.7)
Fair value of plan assets, end of year	15.1	16.6	19.6
Funded Status, end of year	(266.4)	(260.7)
Amounts recognized in Consolidated Balance Sheet:
Other current liabilities	(7.4)	(8)
Postretirement health care and pension benefits.	(259)	(252.7)
Net liability	(266.4)	(260.7)
Amounts recognized in Accumulated Other Comprehensive Loss:
Unrecognized net actuarial loss	12.3	12.9
Unrecognized net prior service costs (benefits)	(1.5)	0.3
Tax benefit	(5.7)	(6.2)
Accumulated other comprehensive loss, net of tax	5.1	7
Change in Accumulated Other Comprehensive Loss:
Amortization of net actuarial loss (gain)	(0.4)	(0.2)
Amortization of prior service costs (benefits)	(0.1)	(0.1)
Current period net actuarial loss (gain)	(0.1)	(5)
Current period prior service costs (benefits)	(1.8)	0.1
Tax expense (benefit)	0.5	1.9
Other comprehensive loss (income)	(1.9)	(3.3)
Estimated amounts in accumulated other comprehensive loss expected to be reclassified to net period cost during 2012:
Net actuarial loss	0.6
Net prior service costs/(benefits)	(0.3)
Total	$ 0.3

RETIREMENT PLANS (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Aggregate projected benefit obligation, accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets:
Aggregate projected benefit obligation	2,931.8	2,638.2
Accumulated benefit obligation	2,635	2,378.2
Fair value of plan assets	1,972.1	1,727.8
U.S. Pension and Postretirement Health Care Benefits
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	100.00%	100.00%
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	34.00%	34.00%
PERCENTAGE OF PLAN ASSETS	36.00%	38.00%
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	9.00%
PERCENTAGE OF PLAN ASSETS	10.00%	10.00%
U.S. Pension and Postretirement Health Care Benefits | International equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	13.00%	13.00%
PERCENTAGE OF PLAN ASSETS	14.00%	12.00%
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	18.00%	22.00%
PERCENTAGE OF PLAN ASSETS	19.00%	22.00%
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	5.00%	2.00%
PERCENTAGE OF PLAN ASSETS	5.00%	2.00%
U.S. Pension and Postretirement Health Care Benefits | Real estate
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	4.00%	4.00%
PERCENTAGE OF PLAN ASSETS	3.00%	4.00%
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	9.00%	10.00%
PERCENTAGE OF PLAN ASSETS	8.00%	9.00%
U.S. Pension and Postretirement Health Care Benefits | Private equity
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	6.00%	6.00%
PERCENTAGE OF PLAN ASSETS	3.00%	3.00%
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Asset allocation percentages
TARGET ASSET ALLOCATION PERCENTAGE	2.00%
PERCENTAGE OF PLAN ASSETS	2.00%
International Pension Benefits
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	100.00%	100.00%
International Pension Benefits | Cash
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	1.00%	1.00%
International Pension Benefits | International equity
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	42.00%	41.00%
International Pension Benefits | Corporate bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	23.00%	22.00%
International Pension Benefits | Government bonds
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	18.00%	20.00%
International Pension Benefits | Total fixed income
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	41.00%	42.00%
International Pension Benefits | Real estate
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	2.00%	1.00%
International Pension Benefits | Insurance contracts
Asset allocation percentages
PERCENTAGE OF PLAN ASSETS	14.00%	15.00%

RETIREMENT PLANS (Details 3) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Pension and Postretirement Health Care Benefits
Defined Benefit Plan Disclosure
Fair Value	$ 1,648.6	$ 1,368.7
U.S. Pension and Postretirement Health Care Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	1,409.9	1,150.2
U.S. Pension and Postretirement Health Care Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	55.9	49.9
U.S. Pension and Postretirement Health Care Benefits | Level 3
Defined Benefit Plan Disclosure
Fair Value	182.8	168.6
U.S. Pension and Postretirement Health Care Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	8.8
U.S. Pension and Postretirement Health Care Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	8.8
U.S. Pension and Postretirement Health Care Benefits | Large cap equity
Defined Benefit Plan Disclosure
Fair Value	594.2	525.1
U.S. Pension and Postretirement Health Care Benefits | Large cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	594.2	525.1
U.S. Pension and Postretirement Health Care Benefits | Small cap equity
Defined Benefit Plan Disclosure
Fair Value	159.9	131
U.S. Pension and Postretirement Health Care Benefits | Small cap equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	159.9	131
U.S. Pension and Postretirement Health Care Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	223.7	161.8
U.S. Pension and Postretirement Health Care Benefits | International equity | Level 1
Defined Benefit Plan Disclosure
Fair Value	223.7	161.8
U.S. Pension and Postretirement Health Care Benefits | Core fixed income
Defined Benefit Plan Disclosure
Fair Value	308.9	303.5
U.S. Pension and Postretirement Health Care Benefits | Core fixed income | Level 1
Defined Benefit Plan Disclosure
Fair Value	308.9	303.5
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds
Defined Benefit Plan Disclosure
Fair Value	81.8	21
U.S. Pension and Postretirement Health Care Benefits | High-yield bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	81.8	21
U.S. Pension and Postretirement Health Care Benefits | Emerging markets
Defined Benefit Plan Disclosure
Fair Value	32.6	6.1
U.S. Pension and Postretirement Health Care Benefits | Emerging markets | Level 1
Defined Benefit Plan Disclosure
Fair Value	32.6	6.1
U.S. Pension and Postretirement Health Care Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	55.5	49.4
U.S. Pension and Postretirement Health Care Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	55.5	49.4
U.S. Pension and Postretirement Health Care Benefits | Hedge funds
Defined Benefit Plan Disclosure
Fair Value	134.6	127.1
U.S. Pension and Postretirement Health Care Benefits | Hedge funds | Level 3
Defined Benefit Plan Disclosure
Fair Value	134.6	127.1	55.4
U.S. Pension and Postretirement Health Care Benefits | Private equity
Defined Benefit Plan Disclosure
Fair Value	48.2	41.5
U.S. Pension and Postretirement Health Care Benefits | Private equity | Level 3
Defined Benefit Plan Disclosure
Fair Value	48.2	41.5	10.6
U.S. Pension and Postretirement Health Care Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	0.4	2.2
U.S. Pension and Postretirement Health Care Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value		1.7
U.S. Pension and Postretirement Health Care Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	0.4	0.5
International Pension Benefits
Defined Benefit Plan Disclosure
Fair Value	689.3	612.6	318.5
International Pension Benefits | Level 1
Defined Benefit Plan Disclosure
Fair Value	21.8	34.7
International Pension Benefits | Level 2
Defined Benefit Plan Disclosure
Fair Value	667.5	577.9
International Pension Benefits | Cash
Defined Benefit Plan Disclosure
Fair Value	8	6.7
International Pension Benefits | Cash | Level 1
Defined Benefit Plan Disclosure
Fair Value	8	6.7
International Pension Benefits | International equity
Defined Benefit Plan Disclosure
Fair Value	288.8	248
International Pension Benefits | International equity | Level 2
Defined Benefit Plan Disclosure
Fair Value	288.8	248
International Pension Benefits | Corporate bonds
Defined Benefit Plan Disclosure
Fair Value	155.9	137
International Pension Benefits | Corporate bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	5.2	10.9
International Pension Benefits | Corporate bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	150.7	126.1
International Pension Benefits | Government bonds
Defined Benefit Plan Disclosure
Fair Value	125.5	119.4
International Pension Benefits | Government bonds | Level 1
Defined Benefit Plan Disclosure
Fair Value	8.1	17.1
International Pension Benefits | Government bonds | Level 2
Defined Benefit Plan Disclosure
Fair Value	117.4	102.3
International Pension Benefits | Real estate
Defined Benefit Plan Disclosure
Fair Value	10.7	9
International Pension Benefits | Real estate | Level 2
Defined Benefit Plan Disclosure
Fair Value	10.7	9
International Pension Benefits | Insurance contracts
Defined Benefit Plan Disclosure
Fair Value	96.4	92.5
International Pension Benefits | Insurance contracts | Level 2
Defined Benefit Plan Disclosure
Fair Value	96.4	92.5
International Pension Benefits | Other
Defined Benefit Plan Disclosure
Fair Value	4
International Pension Benefits | Other | Level 1
Defined Benefit Plan Disclosure
Fair Value	0.5
International Pension Benefits | Other | Level 2
Defined Benefit Plan Disclosure
Fair Value	$ 3.5

RETIREMENT PLANS (Details 4) (U.S. Pension and Postretirement Health Care Benefits, USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	$ 1,648.6	$ 1,368.7
Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	182.8	168.6
HEDGE FUNDS
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	134.6	127.1
HEDGE FUNDS | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	127.1	55.4
Assumed through Nalco merger		25.9
Unrealized gains	7.5	(0.9)
Purchases, sales and settlements, net		46.7
Fair value of plan assets, end of year	134.6	127.1
PRIVATE EQUITY
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, end of year	48.2	41.5
PRIVATE EQUITY | Level 3
Defined benefit plan fair value of plan assets level three activity
Fair value of plan assets, beginning of year	41.5	10.6
Assumed through Nalco merger		21
Unrealized gains	1	2.7
Realized gains	3.3
Purchases, sales and settlements, net	2.4	7.2
Fair value of plan assets, end of year	$ 48.2	$ 41.5

RETIREMENT PLANS (Details 5) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	$ 50.5	$ 46.7	$ 50.6
Interest cost on benefit obligation	89.3	63.4	62.6
Expected return on plan assets	(127.1)	(100.6)	(90.1)
Recognition of net actuarial loss	45.1	31.8	24.7
Amortization of prior service cost (benefit)	(4.2)	(4.2)	0.5
Settlements/Curtailments	2.4		0.3
Total expense	56	37.1	48.6
INTERNATIONAL PENSION
Net periodic benefit costs
Service cost- employee benefits earned during the year	29.6	23.1	18.9
Interest cost on benefit obligation	48.3	28.2	26.7
Expected return on plan assets	(42.3)	(22.5)	(17)
Recognition of net actuarial loss	3.9	5.7	4
Amortization of prior service cost (benefit)	0.2	0.1	0.4
Settlements/Curtailments	1.6	1.3	0.1
Total expense	41.3	35.9	33.1
U.S. POSTRETIREMENT HEALTH CARE
Net periodic benefit costs
Service cost- employee benefits earned during the year	5.1	2.2	2
Interest cost on benefit obligation	12.9	9	8.8
Expected return on plan assets	(1.2)	(1.4)	(1.5)
Recognition of net actuarial loss	0.4	0.2	0.2
Amortization of prior service cost (benefit)	0.1	0.1	(0.4)
Total expense	$ 17.3	$ 10.1	$ 9.1

RETIREMENT PLANS (Details 6) (USD $) In Millions, unless otherwise specified	3 Months Ended	12 Months Ended
	Jun. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted-average actuarial assumptions used to determine net cost:
Estimated liability arising from withdrawal of plan		$ 4.7
Multiemployer Plan
Contributions of Ecolab		0.5	0.4	0.5
Estimate of benefits expected to be paid for company's pension and postretirement health care benefit plans:
2013		169
2014		170
2015		171
2016		184
2017		200
2018-2022		1,075
MEDICAL SUBSIDY RECEIPTS
2013		2
2014		2
U.S. PENSION
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)		4.14%	4.86%	5.41%
Projected salary increase (as a percent)		4.32%	4.08%	4.32%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		4.85%	5.23%	5.84%
Expected return on plan assets (as a percent)		8.25%	8.44%	8.50%
Projected salary increase (as a percent)		4.08%	4.07%	4.32%
MEDICAL SUBSIDY RECEIPTS
Settlement charge		2.4
Employer voluntary contribution to defined benefit plan	100
U.S. PENSION | Nalco
MEDICAL SUBSIDY RECEIPTS
Required contributions to defined benefit plan in current fiscal year		38
Contributions to plan		180
U.S. PENSION | Corporate bonds | Maximum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities		30 years
U.S. PENSION | Corporate bonds | Minimum
Weighted-average actuarial assumptions used to determine net cost:
Maturity period of debt securities		6 months
INTERNATIONAL PENSION
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)		4.04%	5.02%	4.62%
Projected salary increase (as a percent)		2.74%	2.98%	3.40%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		5.66%	4.26%	5.21%
Expected return on plan assets (as a percent)		6.87%	6.37%	6.22%
Projected salary increase (as a percent)		3.59%	3.62%	3.38%
U.S. POSTRETIREMENT HEALTH CARE
Weighted-average actuarial assumptions used to determine benefit obligations as of year end:
Discount rate (as a percent)		3.95%	4.80%	5.41%
Weighted-average actuarial assumptions used to determine net cost:
Discount rate (as a percent)		4.80%	5.34%	5.84%
Expected return on plan assets (as a percent)		8.25%	8.50%	8.50%
Defined Benefit Plan Assumed Health Care Cost Trend Rates
Annual rates of increase in the per capita cost of covered health care (as a percent)		7.50%
Rate of per capita cost of covered health care in 2019 (as a percent)		5.00%
Effect of a one-percentage point change in the assumed health care cost trend rate:
Effect on total of service and interest cost components, increase		(0.1)
Effect on total of service and interest cost components, decrease		0.1
Effect on postretirement benefit obligation, increase		2.3
Effect on postretirement benefit obligation, decrease		$ (2.9)

RETIREMENT PLANS (Details 7) (USD $) In Millions, unless otherwise specified	12 Months Ended										1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan	Dec. 31, 2011 Legacy Ecolab 401 (K) Plan	Dec. 31, 2010 Legacy Ecolab 401 (K) Plan	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan All other active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Minimum All other active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Minimum Active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Maximum All other active employees	Dec. 31, 2012 Legacy Ecolab 401 (K) Plan Maximum Active employees	Dec. 31, 2012 Nalco	Dec. 31, 2011 Nalco Profit Sharing	Dec. 31, 2012 Nalco Profit Sharing	Dec. 31, 2011 Nalco 401 (K) Plan	Dec. 31, 2012 Nalco 401 (K) Plan	Dec. 31, 2012 Nalco 401 (K) Plan Minimum	Dec. 31, 2012 Nalco 401 (K) Plan Maximum
Savings Plan, ESOP and Profit Sharing
Percentage of eligible compensation, matched 100%				4.00%	3.00%	4.00%	3.00%	8.00%	5.00%					4.00%	4.00%	8.00%
Percentage of matching contribution made by company, up to 3% eligible compensation					100.00%
Percentage of matching contribution made by company, up to 4% eligible compensation				100.00%										100.00%
Percentage of matching contribution made by company for employee contributions between 3% and 5%					50.00%
Percentage of matching contribution made by company for employee contributions between 4% and 8%				50.00%										50.00%
Percentage of matching contribution by company vested immediately	100.00%
Employer contribution	$ 26	$ 24	$ 23								$ 2	$ 13	$ 1	$ 17
Payable to Trust										$ 14

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012 Segment	Dec. 31, 2011	Dec. 31, 2010
Financial information of reportable segments
Number of operating units									14
Number of reportable segments									6
Net sales	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Operating Income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8
Depreciation & Amortization									714.5	395.7	347.9
Capital Expenditures (Including Capitalized Software)									607.5	366	297.7
Total Assets	17,572.3				18,184.7				17,572.3	18,184.7
Product concentration | Consolidated net sales
Financial information of reportable segments
Number of product classes comprising 10% or more of consolidated net sales									2
Threshold percentage of product sales to consolidated net sales	10.00%								10.00%
Warewashing Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales									11.00%	18.00%	19.00%
Laundry Products | Product concentration | Consolidated net sales
Financial information of reportable segments
Percentage of consolidated sales										10.00%	10.00%
Subtotal at fixed currency
Financial information of reportable segments
Net sales									11,804.1	6,626.3	6,069.8
Operating Income									1,285.4	735.5	809.3
U.S. Cleaning and Sanitizing
Financial information of reportable segments
Net sales									2,992.9	2,930.3	2,721.9
Operating Income									651.4	556.7	513.9
Depreciation & Amortization									202.7	199.8	184.3
Capital Expenditures (Including Capitalized Software)									214.2	163.4	148.7
Total Assets	2,146				2,270.7				2,146	2,270.7
U.S. Other Services
Financial information of reportable segments
Net sales									474.6	457.1	448.5
Operating Income									70.8	69.7	71.4
Depreciation & Amortization									5.4	5.3	5.4
Capital Expenditures (Including Capitalized Software)									8.1	4.5	2.5
Total Assets	162.2				154.2				162.2	154.2
Int'l Cleaning, Sanitizing & Other Services
Financial information of reportable segments
Net sales									3,175.8	3,075.1	2,899.4
Operating Income									340.8	285.8	254.5
Depreciation & Amortization									167.9	174	158.2
Capital Expenditures (Including Capitalized Software)									168.5	176.3	146.5
Total Assets	2,634.6				2,607.9				2,634.6	2,607.9
Global Water, Paper, & Energy
Financial information of reportable segments
Depreciation & Amortization									154.8	5.6
Capital Expenditures (Including Capitalized Software)									216.7	21.8
Total Assets	11,215.4				11,082.4				11,215.4	11,082.4
Global Water
Financial information of reportable segments
Net sales									2,087.4	67.2
Operating Income									235.9	11
Global Paper
Financial information of reportable segments
Net sales									805.4	33.9
Operating Income									86.3	6.2
Global Energy
Financial information of reportable segments
Net sales									2,268	92.3
Operating Income									360.1	17.7
Corporate
Financial information of reportable segments
Net sales										(29.6)
Operating Income									(459.9)	(211.6)	(30.5)
Depreciation & Amortization									183.7	11
Total Assets	1,414.1				2,069.5				1,414.1	2,069.5
Currency impact
Financial information of reportable segments
Net sales									34.6	172.2	19.9
Operating Income									$ 3.9	$ 18.3	$ (2.5)
Nalco
Financial information of reportable segments
Number of operating units									3
Legacy Ecolab | U.S. Other Services
Financial information of reportable segments
Number of operating units									2
Legacy Ecolab | Int'l Cleaning, Sanitizing & Other Services
Financial information of reportable segments
Number of operating units									4

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 2) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
U.S. Other Services
Total service revenue within the company's operating segments
Service Revenue	$ 401.1	$ 384.5	$ 379
Int'l Cleaning, Sanitizing & Other Services
Total service revenue within the company's operating segments
Service Revenue	$ 212.1	$ 202.4	$ 183

OPERATING SEGMENTS AND GEOGRAPHIC INFORMATION (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Financial information of operating segments
Net sales	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Long-Lived Assets, net	12,680.3				12,788.7				12,680.3	12,788.7
United States
Financial information of operating segments
Net sales									5,865.3	3,551.2	3,170.4
Long-Lived Assets, net	7,100.3				7,202.8				7,100.3	7,202.8
EMEA
Financial information of operating segments
Net sales									3,027.9	1,955.5	1,843.2
Long-Lived Assets, net	1,908.4				1,990.6				1,908.4	1,990.6
Asia Pacific
Financial information of operating segments
Net sales									1,586.8	721.4	575.7
Long-Lived Assets, net	2,377.1				2,339.6				2,377.1	2,339.6
Latin America
Financial information of operating segments
Net sales									849.7	321.2	272.5
Long-Lived Assets, net	714.3				687.4				714.3	687.4
Canada
Financial information of operating segments
Net sales									509	249.2	227.9
Long-Lived Assets, net	$ 580.2				$ 568.3				$ 580.2	$ 568.3

QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
QUARTERLY FINANCIAL DATA (UNAUDITED)
Net sales	$ 3,045.8	$ 3,023.3	$ 2,958.7	$ 2,810.9	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 11,838.7	$ 6,798.5	$ 6,089.7
Cost of sales	1,644.2	1,616.4	1,608.9	1,614	966.5	877.9	860.8	770.4	6,483.5	3,475.6	3,013.8
Selling, general and administrative expenses	971.1	977.7	981.7	989.7	651.6	595.3	609.6	581.6	3,920.2	2,438.1	2,261.6
Special (gains) and charges	34.7	28	41.6	41.4	63	23.3	30.1	14.6	145.7	131	7.5
Operating Income	395.8	401.2	326.5	165.8	164.2	239.6	198.3	151.7	1,289.3	753.8	806.8
Interest expense, net (including special charges of $19.3 in 2012 and $1.5 in 2011)	62.5	64.2	63.9	86.1	34.4	13.2	13.1	13.5	276.7	74.2	59.1
Income before income taxes	333.3	337	262.6	79.7	129.8	226.4	185.2	138.2	1,012.6	679.6	747.7
Provision for income taxes	98.8	97.7	79.2	35.6	41	71.9	59	44.4	311.3	216.3	216.6
Net income	234.5	239.3	183.4	44.1	88.8	154.5	126.2	93.8	701.3	463.3	531.1
Less: Net income attributable to noncontrolling interest	3.1	1.3	(1.1)	(5.6)	0.1	0.2	0.3	0.2	(2.3)	0.8	0.8
Net income attributable to Ecolab	231.4	238	184.5	49.7	88.7	154.3	125.9	93.6	703.6	462.5	530.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)	$ 0.79	$ 0.81	$ 0.63	$ 0.17	$ 0.35	$ 0.67	$ 0.54	$ 0.4	$ 2.41	$ 1.95	$ 2.27
Diluted (in dollars per share)	$ 0.77	$ 0.8	$ 0.62	$ 0.17	$ 0.34	$ 0.65	$ 0.53	$ 0.4	$ 2.35	$ 1.91	$ 2.23
Weighted-average common shares outstanding
Basic (in shares)	293.8	292.7	291.9	291.5	252.2	231.9	231.6	232	292.5	236.9	233.4
Diluted (in shares)	299.9	298.6	298.2	297.9	257.5	236.1	236.1	235.9	298.9	242.1	237.6
Net sales, special charges					29.6					29.6
Cost of sales, special charges	11.6	3.2	3.1	76	3.6	4.5		0.8	93.9	8.9
Interest expense, special charges	1.1			18.2	1.5				19.3	1.5
Net income (loss) attributable to noncontrolling interest, special charges				$ 4.5					$ 4.5